UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya CBRE Global Infrastructure Fund

Voya CBRE Long/Short Fund

Voya Diversified Emerging Markets Debt Fund

Voya Global Bond Fund

Voya Global Corporate Leaders® 100 Fund

Voya Global Equity Dividend Fund

Voya Global Equity Fund

Voya Global High Dividend Low Volatility Fund

Voya Global Perspectives® Fund

Voya Global Real Estate Fund

Voya International Real Estate Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International Small Cap Fund

Voya Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya CBRE Global Infrastructure Fund	as of January 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Australia: 8.6%
51,025		APA Group	$330,326	0.5
265,271		Macquarie Atlas Roads Group	1,227,301	1.8
402,154		Spark Infrastructure Group	749,291	1.1
452,709		Sydney Airport	2,484,204	3.5
124,382		Transurban Group - Stapled Security	1,204,207	1.7
			5,995,329	8.6

		Canada: 12.7%
10,400		Canadian Pacific Railway Ltd.	1,925,606	2.7
62,800		Enbridge, Inc.	2,299,607	3.3
54,700		Fortis, Inc.	1,932,733	2.8
38,600	(1)	Hydro One Ltd.	696,997	1.0
60,300		Pembina Pipeline Corp.	2,055,593	2.9
			8,910,536	12.7

		China: 0.9%
410,000		Beijing Capital International Airport Co., Ltd.	621,605	0.9

		France: 3.5%
22,432		Vinci S.A.	2,424,438	3.5

		Hong Kong: 1.2%
96,500		CK Infrastructure Holdings Ltd.	858,793	1.2

		Italy: 3.7%
39,011		Atlantia S.p.A	1,291,258	1.8
204,453		Enel S.p.A.	1,299,797	1.9
			2,591,055	3.7

		Japan: 4.2%
29,500		East Japan Railway Co.	2,944,535	4.2

		Mexico: 1.4%
97,900		Promotora y Operadora de Infraestructura SAB de CV	1,002,316	1.4

		Spain: 13.0%
35,829		Abertis Infraestructuras SA	869,233	1.3
9,739	(1)	Aena SME SA	2,120,724	3.0
57,916	(1)	Cellnex Telecom SA	1,563,669	2.2
142,509		Ferrovial SA	3,271,577	4.7
87,396		Iberdrola S.A.	711,389	1.0
24,757		Red Electrica Corp. SA	522,190	0.8
			9,058,782	13.0

		Switzerland: 2.4%
6,593		Flughafen Zuerich AG	1,679,638	2.4

		United Kingdom: 3.9%
115,050		National Grid PLC	1,318,262	1.9
74,362		SSE PLC	1,379,042	2.0
			2,697,304	3.9

		United States: 42.6%
39,300		American Electric Power Co., Inc.	2,703,054	3.9
11,200		American Tower Corp.	1,654,240	2.4
20,200		Atmos Energy Corp.	1,674,580	2.4
30,337	(2)	Cheniere Energy, Inc.	1,715,861	2.4
21,100		Crown Castle International Corp.	2,379,447	3.4
16,200		CSX Corp.	919,674	1.3
31,200		Dominion Energy, Inc.	2,384,928	3.4
6,300		DTE Energy Co.	665,532	0.9
3,470		Equinix, Inc.	1,579,509	2.2
30,200		Exelon Corp.	1,163,002	1.7
33,100		Great Plains Energy, Inc.	1,030,072	1.5
21,300		Macquarie Infrastructure Co. LLC	1,413,255	2.0
12,500		NextEra Energy Partners L.P.	561,375	0.8
12,870		NextEra Energy, Inc.	2,038,866	2.9
64,235		NRG Yield, Inc. - Class A	1,209,545	1.7
53,300		Pattern Energy Group, Inc.	1,099,046	1.6
11,700		Sempra Energy	1,252,134	1.8
18,566		Targa Resources Corp.	891,168	1.3
6,300		Union Pacific Corp.	841,050	1.2
63,900		Williams Cos., Inc.	2,005,821	2.9
14,200		Xcel Energy, Inc.	648,088	0.9
			29,830,247	42.6

	Total Common Stock
	(Cost $65,192,875)		68,614,578	98.1

SHORT-TERM INVESTMENTS: 1.2%
		Mutual Funds: 1.2%
817,004	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
		(Cost $817,004)	817,004	1.2

	Total Short-Term Investments
	(Cost $817,004)		817,004	1.2

	Total Investments in Securities (Cost $66,009,879)		$69,431,582	99.3
	Assets in Excess of Other Liabilities		519,421	0.7
	Net Assets		$69,951,003	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of January 31, 2018.

PORTFOLIO OF INVESTMENTS
Voya CBRE Global Infrastructure Fund	as of January 31, 2018 (Unaudited) (Continued)

Industry Diversification	Percentage of Net Assets
Electric Utilities	22.7%
Oil & Gas Storage & Transportation	12.8
Airport Services	11.8
Railroads	9.4
Construction & Engineering	8.2
Multi-Utilities	8.0
Specialized REITs	8.0
Highways & Railtracks	8.0
Gas Utilities	2.9
Renewable Electricity	2.4
Integrated Telecommunication Services	2.2
Independent Power Producers & Energy Traders	1.7
Assets in Excess of Other Liabilities*	1.9
Net Assets	100.0%

*	Includes short-term investments.

PORTFOLIO OF INVESTMENTS
Voya CBRE Global Infrastructure Fund	as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$5,995,329	$–	$5,995,329
Canada	8,910,536	–	–	8,910,536
China	621,605	–	–	621,605
France	–	2,424,438	–	2,424,438
Hong Kong	–	858,793	–	858,793
Italy	–	2,591,055	–	2,591,055
Japan	–	2,944,535	–	2,944,535
Mexico	1,002,316	–	–	1,002,316
Spain	–	9,058,782	–	9,058,782
Switzerland	–	1,679,638	–	1,679,638
United Kingdom	–	2,697,304	–	2,697,304
United States	29,830,247	–	–	29,830,247
Total Common Stock	40,364,704	28,249,874	–	68,614,578
Short-Term Investments	817,004	–	–	817,004
Total Investments, at fair value	$41,181,708	$28,249,874	$–	$69,431,582

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $66,332,514.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,074,919
Gross Unrealized Depreciation	(964,003)
Net Unrealized Appreciation	$3,110,916

Voya CBRE Long/Short Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 126.8%
		Casinos & Gaming: 2.5%
147,800		MGM Resorts International	$5,387,310	2.5

		Diversified Real Estate Activities: 2.8%
136,100		Nomura Real Estate Holdings, Inc.	3,260,634	1.5
167,400		Tokyo Tatemono Co., Ltd.	2,698,946	1.3
			5,959,580	2.8

		Diversified REITs: 9.4%
224,500		Forest City Realty Trust, Inc.	5,269,015	2.5
215,837		Hispania Activos Inmobiliarios SOCIMI SA	4,515,362	2.1
575,700		Spirit Realty Capital, Inc.	4,703,469	2.2
228,100		STORE Capital Corp.	5,590,731	2.6
			20,078,577	9.4

		Health Care REITs: 4.0%
308,100		Healthcare Trust of America, Inc.	8,506,641	4.0

		Hotel & Resort REITs: 4.1%
191,000		MGM Growth Properties LLC	5,359,460	2.5
144,200		RLJ Lodging Trust	3,333,904	1.6
			8,693,364	4.1

		Hotels, Resorts & Cruise Lines: 7.9%
45,800		Hilton Worldwide Holdings, Inc.	3,922,770	1.8
88,200		Marriott International, Inc.	12,995,388	6.1
			16,918,158	7.9

		Industrial REITs: 10.1%
147,000		DCT Industrial Trust, Inc.	8,700,930	4.1
79,392		ProLogis, Inc.	5,169,213	2.4
73,500		Rexford Industrial Realty, Inc.	2,182,215	1.0
677,029		Segro PLC	5,599,170	2.6
			21,651,528	10.1

		Integrated Telecommunication Services: 1.1%
90,356	(1)	Cellnex Telecom SA	2,439,514	1.1

		Office REITs: 16.0%
100,681		Alexandria Real Estate Equities, Inc.	13,058,326	6.1
245,200		Brandywine Realty Trust	4,398,888	2.1
185,500		Columbia Property Trust, Inc.	4,060,595	1.9
137,764		Inmobiliaria Colonial Socimi SA	1,538,936	0.7
64,580		SL Green Realty Corp.	6,491,581	3.0
114,600		Tier REIT, Inc.	2,224,386	1.1
162,367		Workspace Group PLC	2,386,055	1.1
			34,158,767	16.0

		Real Estate Development: 4.0%
908,000		CK Asset Holdings Ltd.	8,640,168	4.0

		Real Estate Operating Companies: 3.8%
48,869	(1),(2)	ADO Properties SA	2,633,204	1.2
693,229		Aroundtown SA	5,581,533	2.6
			8,214,737	3.8

		Residential REITs: 11.8%
25,220		AvalonBay Communities, Inc.	4,297,488	2.0
84,829		Equity Residential	5,226,315	2.4
195,015		Invitation Homes, Inc.	4,385,887	2.1
94,200		Sun Communities, Inc.	8,368,728	3.9
259,998		Unite Group PLC	2,942,190	1.4
			25,220,608	11.8

		Retail REITs: 23.7%
732,952		GGP, Inc.	16,879,885	7.9
177,183		Macerich Co.	11,440,706	5.4
197,900		Pennsylvania Real Estate Investment Trust	2,208,564	1.0
118,700		Regency Centers Corp.	7,467,417	3.5
165,300		Tanger Factory Outlet Centers, Inc.	4,162,254	1.9
139,738		Taubman Centers, Inc.	8,614,848	4.0
			50,773,674	23.7

		Specialized REITs: 25.6%
257,300		CubeSmart	7,083,469	3.3
132,200		CyrusOne, Inc.	7,626,618	3.6
33,738		Equinix, Inc.	15,357,200	7.2
73,700		Extra Space Storage, Inc.	6,152,476	2.9
84,300		Four Corners Property Trust, Inc.	1,989,480	0.9
237,340		Iron Mountain, Inc.	8,314,020	3.9
62,800		Life Storage, Inc.	5,218,680	2.4
134,614	(2)	VICI Properties, Inc.	2,961,508	1.4
			54,703,451	25.6

	Total Common Stock
	(Cost $261,801,593)		271,346,077	126.8

SECURITIES SOLD SHORT: -53.3%
		Diversified REITs: -4.4%
(215,400)		Colony NorthStar, Inc.	(1,934,292)	(0.9)
(104,900)		Liberty Property Trust	(4,343,909)	(2.1)
(106,600)		Washington Real Estate Investment Trust	(3,055,156)	(1.4)
			(9,333,357)	(4.4)

		Health Care REITs: -8.0%
(49,400)		LTC Properties, Inc.	(2,024,412)	(0.9)
(299,340)		Omega Healthcare Investors, Inc.	(8,094,154)	(3.8)

Voya CBRE Long/Short Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SECURITIES SOLD SHORT: (continued)
	Health Care REITs: (continued)
(406,000)	Senior Housing Properties Trust	$(7,035,980)	(3.3)
		(17,154,546)	(8.0)

	Hotel & Resort REITs: -5.3%
(218,700)	Apple Hospitality REIT, Inc.	(4,262,463)	(2.0)
(228,600)	LaSalle Hotel Properties	(6,981,444)	(3.3)
		(11,243,907)	(5.3)

	Industrial REITs: -1.0%
(83,300)	Duke Realty Corp.	(2,199,953)	(1.0)

	Office REITs: -9.2%
(146,800)	Corporate Office Properties Trust SBI MD	(4,007,640)	(1.9)
(121,400)	(2) Equity Commonwealth	(3,631,074)	(1.7)
(130,182)	JBG SMITH Properties	(4,393,642)	(2.1)
(162,500)	Mack-Cali Realty Corp.	(3,261,375)	(1.5)
(223,800)	Piedmont Office Realty Trust, Inc.	(4,368,576)	(2.0)
		(19,662,307)	(9.2)

	Residential REITs: -11.2%
(157,100)	American Campus Communities, Inc.	(6,042,066)	(2.8)
(175,300)	Apartment Investment & Management Co. - Class A	(7,334,552)	(3.4)
(92,818)	Education Realty Trust, Inc.	(3,065,779)	(1.5)
(78,700)	Mid-America Apartment Communities, Inc.	(7,505,619)	(3.5)
		(23,948,016)	(11.2)

	Retail REITs: -1.4%
(56,700)	Realty Income Corp.	(3,015,873)	(1.4)

	Specialized REITs: -12.8%
(48,300)	Coresite Realty Corp.	(5,231,856)	(2.4)
(60,470)	Public Storage, Inc.	(11,837,607)	(5.5)
(77,700)	QTS Realty Trust, Inc.	(3,869,460)	(1.8)
(37,600)	(2) SBA Communications Corp.	(6,561,200)	(3.1)
		(27,500,123)	(12.8)

	Total Securities Sold Short
	(Proceeds $(118,652,317))	(114,058,082)	(53.3)

	Total Investments in Securities (Cost $143,149,276)	$157,287,995	73.5
	Assets in Excess of Other Liabilities	56,747,206	26.5
	Net Assets	$214,035,201	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.

Industry Weightings as of January 31, 2018
(as a percentage of net assets)
	Long	Short	Net
Retail REITs	23.7%	(1.4)%	22.3%
Specialized REITs	25.6	(12.8)	12.8
Industrial REITs	10.1	(1.0)	9.1
Hotels, Resorts & Cruise Lines	7.9	0.0	7.9
Office REITs	16.0	(9.2)	6.8
Diversified REITs	9.4	(4.4)	5.0
Real Estate Development	4.0	0.0	4.0
Real Estate Operating Companies	3.8	0.0	3.8
Diversified Real Estate Activities	2.8	0.0	2.8
Casinos & Gaming	2.5	0.0	2.5
Integrated Telecommunication Services	1.1	0.0	1.1
Residential REITs	11.8	(11.2)	0.6
Hotel & Resort REITs	4.1	(5.3)	(1.2)
Health Care REITs	4.0	(8.0)	(4.0)
Total			73.5
Assets in Excess of Other Liabilities*			26.5
Net Assets			100.0%

*	Includes short-term investments and purchased options.

Geographic Diversification as of January 31, 2018
(as a percentage of net assets)

United States	53.9%
United Kingdom	5.1%
Hong Kong	4.0%
Spain	3.9%
Germany	3.8%
Japan	2.8%
Assets in Excess of Other Liabilities*	26.5%
Net Assets	100.0%

*	Includes short-term investments and purchased options.

Voya CBRE Long/Short Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Common Stock
Casinos & Gaming	$5,387,310	$–	$–	$5,387,310
Diversified Real Estate Activities	–	5,959,580	–	5,959,580
Diversified REITs	20,078,577	–	–	20,078,577
Health Care REITs	8,506,641	–	–	8,506,641
Hotel & Resort REITs	8,693,364	–	–	8,693,364
Hotels, Resorts & Cruise Lines	16,918,158	–	–	16,918,158
Industrial REITs	16,052,358	5,599,170	–	21,651,528
Integrated Telecommunication Services	–	2,439,514	–	2,439,514
Office REITs	32,619,831	1,538,936	–	34,158,767
Real Estate Development	–	8,640,168	–	8,640,168
Real Estate Operating Companies	5,581,533	2,633,204	–	8,214,737
Residential REITs	25,220,608	–	–	25,220,608
Retail REITs	50,773,674	–	–	50,773,674
Specialized REITs	54,703,451	–	–	54,703,451
Total Common Stock	244,535,505	26,810,572	–	271,346,077
Securities Sold Short	(114,058,082)	–	–	(114,058,082)
Total Investments, at fair value	$130,477,423	$26,810,572	$–	$157,287,995

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $148,167,089.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$19,233,583
Gross Unrealized Depreciation	(10,065,222)
Net Unrealized Appreciation	$9,168,361

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 98.1%
	Affiliated Investment Companies: 98.1%
727,505	Voya Emerging Markets Corporate Debt Fund - Class P	$7,318,696	30.7
748,469	Voya Emerging Markets Hard Currency Debt Fund - Class P	7,417,324	31.1
1,068,647	Voya Emerging Markets Local Currency Debt Fund - Class P	8,666,725	36.3

	Total Mutual Funds
	(Cost $22,369,030)	23,402,745	98.1

SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
280,000	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
	(Cost $280,000)	280,000	1.2

	Total Short-Term Investments
	(Cost $280,000)	280,000	1.2

	Total Investments in Securities (Cost $22,649,030)	$23,682,745	99.3
	Assets in Excess of Other Liabilities	162,998	0.7
	Net Assets	$23,845,743	100.0

(1)	Rate shown is the 7-day yield as of January 31, 2018.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Mutual Funds	$23,402,745	$–	$–	$23,402,745
Short-Term Investments	280,000	–	–	280,000
Total Investments, at fair value	$23,682,745	$–	$–	$23,682,745
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(407)	$–	$(407)
Total Liabilities	$–	$(407)	$–	$(407)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/18	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$7,135,796	$233,085	$-	$(50,184)	$7,318,696	$1,029	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	7,015,366	439,303	-	(37,345)	7,417,324	1,046	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	7,820,982	258,687	-	587,056	8,666,725	1,051	-	-
	$21,972,144	$931,075	$-	$499,527	$23,402,745	$3,126	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

At January 31, 2018, the following forward foreign currency contracts were outstanding for Voya Diversified Emerging Markets Debt Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,981	RUB	114,810	Citibank N.A.	04/20/18	$(42)
USD	1,786	TRY	6,899	Citibank N.A.	04/20/18	(10)
USD	3,863	ZAR	48,531	Citibank N.A.	04/20/18	(187)
USD	2,563	MXN	49,797	HSBC Bank USA N.A.	02/09/18	(110)
USD	1,510	PLN	5,241	HSBC Bank USA N.A.	04/20/18	(58)
						$(407)

Currency Abbreviations
MXN	-	Mexican Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$407
Total Liability Derivatives		$407

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2018:

	Citibank N.A.	HSBC Bank USA N.A.	Totals
Liabilities:
Forward foreign currency contracts	$239	$168	$407
Total Liabilities	$239	$168	$407

Net OTC derivative instruments by counterparty, at fair value	$(239)	$(168)	$(407)

Total cash collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(239)	$(168)	$(407)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $22,653,533.
Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,033,715
Gross Unrealized Depreciation	(4,910)
Net Unrealized Appreciation	$1,028,805

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.9%
		Argentina: 0.4%
1,000,000	(1)	YPF SA, 8.500%, 03/23/21	$1,109,700	0.4

		Brazil: 0.8%
300,000	(1)	Klabin Finance SA, 4.875%, 09/19/27	296,625	0.1
500,000		Petrobras Global Finance BV, 5.750%, 02/01/29	495,175	0.2
1,100,000		Petrobras Global Finance BV, 8.750%, 05/23/26	1,326,050	0.5
			2,117,850	0.8

		Canada: 0.5%
265,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/25	266,656	0.1
100,000	(2)	Cenovus Energy, Inc., 4.250%, 04/15/27	99,427	0.0
475,000		Goldcorp, Inc., 3.700%, 03/15/23	482,478	0.2
330,000		Teck Resources Ltd., 6.000%, 08/15/40	368,363	0.2
			1,216,924	0.5

		Chile: 0.3%
250,000	(1)	Cencosud SA, 4.375%, 07/17/27	246,750	0.1
300,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	318,420	0.1
200,000	(1)	Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/47	216,500	0.1
			781,670	0.3

		China: 0.3%
720,000	(2)	Alibaba Group Holding Ltd., 3.600%, 11/28/24	729,336	0.3

		France: 0.6%
380,000	(1)	Altice Financing SA, 6.625%, 02/15/23	385,852	0.2
611,000		BPCE SA, 2.500%, 12/10/18	612,652	0.2
257,000	(1)	BPCE SA, 5.150%, 07/21/24	275,186	0.1
256,000	(1)	Electricite de France SA, 2.350%, 10/13/20	254,087	0.1
			1,527,777	0.6

		Guernsey: 0.2%
662,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	662,234	0.2

		India: 0.2%
500,000	(1)	Reliance Industries Ltd, 3.667%, 11/30/27	485,345	0.2

		Indonesia: 0.2%
200,000		Pertamina Persero PT, 4.300%, 05/20/23	207,490	0.1
400,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	430,752	0.1
			638,242	0.2

		Ireland: 0.3%
341,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	352,637	0.1
453,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	434,916	0.2
			787,553	0.3

		Israel: 0.1%
378,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	315,692	0.1

		Italy: 0.3%
70,000		Telecom Italia Capital SA, 6.375%, 11/15/33	80,850	0.0
215,000		Telecom Italia Capital SA, 7.721%, 06/04/38	281,048	0.1
335,000	(1)	UniCredit SpA, 5.861%, 06/19/32	357,852	0.2
			719,750	0.3

		Jamaica: 0.2%
243,000		Digicel Ltd., 6.000%, 04/15/21	241,481	0.1
322,000	(1)	Digicel Ltd., 6.750%, 03/01/23	321,598	0.1
			563,079	0.2

		Japan: 0.5%
770,000	(1)	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 2.300%, 03/05/20	764,734	0.3
255,000	(1)	Mizuho Bank Ltd., 3.200%, 03/26/25	252,332	0.1
375,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/26	380,035	0.1
			1,397,101	0.5

		Kazakhstan: 0.3%
675,000		KazMunayGas National Co. JSC, 4.750%, 04/19/27	704,861	0.3

		Luxembourg: 0.1%
215,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	226,288	0.1
110,000	(1)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/26	119,212	0.0
			345,500	0.1

		Mexico: 1.2%
567,000	(1)	Cemex SAB de CV, 6.125%, 05/05/25	605,981	0.2
1,175,000	(1)	Mexichem SAB de CV, 4.875%, 09/19/22	1,242,562	0.5

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico: (continued)
289,000	(1)	Nemak SA de CV, 5.500%, 02/28/23	$297,670	0.1
275,000	(2)	Petroleos Mexicanos, 4.500%, 01/23/26	271,563	0.1
325,000		Petroleos Mexicanos, 5.500%, 06/27/44	299,458	0.1
500,000		Petroleos Mexicanos, 6.875%, 08/04/26	568,000	0.2
			3,285,234	1.2

		Netherlands: 0.9%
115,000		ArcelorMittal, 7.250%, 03/01/41	146,625	0.0
195,000		ArcelorMittal, 7.500%, 10/15/39	252,525	0.1
455,000		Cooperatieve Rabobank UA, 4.500%, 01/11/21	477,802	0.2
696,000		Shell International Finance BV, 3.250%, 05/11/25	701,795	0.3
445,000		Shell International Finance BV, 4.000%, 05/10/46	462,523	0.2
290,000	(1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/26	268,383	0.1
			2,309,653	0.9

		Norway: 0.1%
382,000		Statoil ASA, 2.450%, 01/17/23	374,086	0.1

		Panama: 0.1%
250,000	(1)	Multibank, Inc., 4.375%, 11/09/22	251,562	0.1

		Peru: 0.3%
400,000	(1)	El Fondo Mivivienda SA, 3.500%, 01/31/23	402,040	0.2
375,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/32	383,512	0.1
			785,552	0.3

		Russia: 0.4%
400,000	(1)	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	427,864	0.1
750,000	(1)	VimpelCom Holdings BV, 4.950%, 06/16/24	754,875	0.3
			1,182,739	0.4

		Sweden: 0.2%
666,000	(1)	Nordea Bank AB, 5.500%, 12/31/2199	680,985	0.2

		Switzerland: 0.5%
456,000	(1)	Credit Suisse AG, 6.500%, 08/08/23	510,665	0.2
604,000		UBS AG/Stamford CT, 7.625%, 08/17/22	705,472	0.3
			1,216,137	0.5

		Trinidad And Tobago: 0.1%
187,500		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	189,375	0.1

		Turkey: 0.4%
650,000	(1)	Turkiye Garanti Bankasi AS, 6.125%, 05/24/27	652,085	0.2
500,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.750%, 01/30/23	498,307	0.2
			1,150,392	0.4

		United Arab Emirates: 0.4%
1,080,000	(1)	Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21	1,182,288	0.4

		United Kingdom: 1.2%
324,000		Aon PLC, 2.800%, 03/15/21	323,338	0.1
656,000		BP Capital Markets PLC, 3.216%, 11/28/23	662,978	0.2
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/27	190,332	0.1
399,000	(1)	Santander UK Group Holdings PLC, 5.625%, 09/15/45	470,541	0.2
1,000,000		Santander UK PLC, 2.375%, 03/16/20	995,122	0.4
480,000	(1)	Standard Chartered PLC, 4.300%, 02/19/27	482,028	0.2
			3,124,339	1.2

		United States: 17.8%
400,000		21st Century Fox America, Inc., 5.400%, 10/01/43	489,584	0.2
190,000		AbbVie, Inc., 3.600%, 05/14/25	191,947	0.1
361,000		AbbVie, Inc., 4.300%, 05/14/36	380,934	0.1
676,000		Actavis Funding SCS, 2.350%, 03/12/18	676,377	0.3
59,000		Aetna, Inc., 2.800%, 06/15/23	57,586	0.0
190,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	185,487	0.1
280,000		American Tower Corp., 3.500%, 01/31/23	282,319	0.1
130,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	136,526	0.1
498,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	496,573	0.2
770,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	780,157	0.3
385,000		Antero Resources Corp., 5.375%, 11/01/21	395,587	0.1
337,000	(1)	AT&T, Inc., 4.300%, 02/15/30	335,340	0.1
375,000		AT&T, Inc., 5.150%, 03/15/42	383,735	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
488,000		AT&T, Inc., 5.450%, 03/01/47	$523,440	0.2
461,000		Bank of America Corp., 3.300%, 01/11/23	465,620	0.2
439,000	(1)	Bank of America Corp., 3.419%, 12/20/28	432,685	0.2
508,000		Bank of America Corp., 4.100%, 07/24/23	532,451	0.2
171,000		Bank of America Corp., 4.000%, 04/01/24	177,771	0.1
503,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	492,118	0.2
369,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	406,976	0.2
120,000	(1)	Brink's Co/The, 4.625%, 10/15/27	117,000	0.0
315,000	(1)	Builders FirstSource, Inc., 5.625%, 09/01/24	330,750	0.1
300,000	(1)	Calpine Corp., 5.250%, 06/01/26	295,500	0.1
427,000		CBRE Services, Inc., 5.250%, 03/15/25	462,451	0.2
266,000		CBS Corp., 3.700%, 08/15/24	269,229	0.1
198,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	202,331	0.1
125,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	127,656	0.0
527,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	546,423	0.2
205,000	(2)	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	192,187	0.1
699,000		Citigroup, Inc., 4.000%, 08/05/24	715,032	0.3
491,000		Citigroup, Inc., 5.500%, 09/13/25	547,735	0.2
770,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	766,676	0.3
193,000		Comcast Corp., 2.350%, 01/15/27	176,865	0.1
215,000		Comcast Corp., 4.250%, 01/15/33	227,101	0.1
300,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/27	299,625	0.1
280,000	(1)	Continental Resources, Inc./OK, 4.375%, 01/15/28	279,342	0.1
616,000	(1)	Cox Communications, Inc., 2.950%, 06/30/23	596,492	0.2
360,000	(1)	CRC Escrow Issuer LLC / CRC Finco, Inc., 5.250%, 10/15/25	358,240	0.1
868,000		CVS Health Corp., 2.800%, 07/20/20	866,966	0.3
236,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/21	244,639	0.1
581,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/23	625,017	0.2
390,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/26	427,626	0.2
374,000		Discover Bank, 7.000%, 04/15/20	405,154	0.2
385,000		DISH DBS Corp., 5.875%, 11/15/24	366,472	0.1
187,000		Eastman Chemical Co., 2.700%, 01/15/20	187,564	0.1
758,000		Energy Transfer L.P., 4.900%, 02/01/24	794,282	0.3
616,000		Entergy Corp., 5.125%, 09/15/20	647,783	0.2
404,000		Enterprise Products Operating LLC, 6.450%, 09/01/40	522,328	0.2
167,000		Envision Healthcare Corp., 5.625%, 07/15/22	170,757	0.1
565,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/25	570,650	0.2
377,000		Fifth Third Bancorp, 8.250%, 03/01/38	563,136	0.2
330,000	(1)	First Data Corp., 5.750%, 01/15/24	342,273	0.1
590,000		FirstEnergy Corp., 4.250%, 03/15/23	616,518	0.2
600,000	(1)	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	624,488	0.2
91,000		General Electric Co., 6.750%, 03/15/32	117,764	0.0
284,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	290,652	0.1
208,000		Gilead Sciences, Inc., 2.950%, 03/01/27	201,895	0.1
289,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/21	286,584	0.1
1,040,000		Goldman Sachs Group, Inc./The, 2.876%, 10/31/22	1,027,076	0.4
55,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	55,069	0.0
260,000		HCA, Inc., 5.500%, 06/15/47	266,012	0.1
260,000		HCA, Inc., 5.875%, 02/15/26	272,675	0.1
170,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/26	173,400	0.1
190,000	(1)	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	193,800	0.1
80,000	(1)	IHS Markit Ltd, 4.000%, 03/01/26	78,100	0.0
248,000		Indiana Michigan Power Co., 7.000%, 03/15/19	260,271	0.1
280,000	(1)	Iron Mountain, Inc., 5.250%, 03/15/28	273,700	0.1
335,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/24	337,094	0.1
90,000		Johnson & Johnson, 2.900%, 01/15/28	88,158	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
170,000		Johnson & Johnson, 3.400%, 01/15/38	$169,055	0.1
50,000		Johnson & Johnson, 4.375%, 12/05/33	56,004	0.0
430,000		JPMorgan Chase & Co., 2.550%, 03/01/21	427,787	0.2
530,000		JPMorgan Chase & Co., 6.000%, 12/31/2199	564,450	0.2
227,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	234,661	0.1
223,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	247,821	0.1
395,000		Kraft Heinz Foods Co., 3.000%, 06/01/26	371,911	0.1
266,000		Kroger Co/The, 4.450%, 02/01/47	266,879	0.1
310,000	(1)	Lennar Corp., 4.750%, 11/29/27	314,650	0.1
560,000		Level 3 Parent LLC, 5.750%, 12/01/22	567,000	0.2
394,000		Medtronic, Inc., 3.150%, 03/15/22	399,197	0.2
396,000		Metropolitan Edison Co., 7.700%, 01/15/19	415,192	0.2
428,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/25	433,992	0.2
300,000	(2)	MGM Resorts International, 4.625%, 09/01/26	304,500	0.1
453,000		Morgan Stanley, 3.750%, 02/25/23	463,860	0.2
753,000		Morgan Stanley, 4.100%, 05/22/23	780,046	0.3
330,000		Murphy Oil Corp., 5.750%, 08/15/25	339,075	0.1
295,000		Netflix, Inc., 5.750%, 03/01/24	313,437	0.1
504,000		Newell Brands, Inc., 2.875%, 12/01/19	506,497	0.2
462,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	469,263	0.2
265,000		Nordstrom, Inc., 5.000%, 01/15/44	256,958	0.1
365,000	(1)	Novelis Corp., 5.875%, 09/30/26	376,862	0.1
243,000		Occidental Petroleum Corp., 4.625%, 06/15/45	268,210	0.1
504,000		Oracle Corp., 2.950%, 05/15/25	496,713	0.2
160,000		O'Reilly Automotive, Inc., 3.600%, 09/01/27	158,900	0.1
140,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	149,012	0.1
283,000		Pfizer, Inc., 2.750%, 06/03/26	274,225	0.1
598,000		Philip Morris International, Inc., 4.250%, 11/10/44	619,253	0.2
515,000	(1)	Post Holdings, Inc., 5.000%, 08/15/26	504,056	0.2
122,000		Qualcomm, Inc., 3.250%, 05/20/27	116,766	0.0
265,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/28	259,753	0.1
286,000		Regency Energy Finance Corp. / Energy Transfer Partners L.P., 4.500%, 11/01/23	293,656	0.1
339,000		Reynolds American, Inc., 6.150%, 09/15/43	425,230	0.2
585,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	600,722	0.2
134,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	133,585	0.1
340,000		Service Corp. International/US, 4.625%, 12/15/27	337,875	0.1
25,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/27	24,937	0.0
185,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/27	184,538	0.1
150,000	(1)	Sirius XM Radio, Inc., 5.375%, 04/15/25	154,125	0.1
170,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/24	172,763	0.1
325,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/27	333,531	0.1
230,000		Southwest Airlines Co., 3.450%, 11/16/27	227,816	0.1
390,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/27	396,825	0.1
310,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	313,875	0.1
134,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	136,235	0.1
454,000		Synchrony Financial, 4.250%, 08/15/24	465,415	0.2
360,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/28	359,550	0.1
75,000		Teleflex, Inc., 4.625%, 11/15/27	75,000	0.0
299,000		Time Warner Cable LLC, 5.875%, 11/15/40	326,881	0.1
526,000		Time Warner, Inc., 6.500%, 11/15/36	651,386	0.2
350,000		T-Mobile USA, Inc., 4.750%, 02/01/28	351,750	0.1
790,000		T-Mobile USA, Inc., 6.625%, 04/01/23	823,022	0.3
185,000		United Rentals North America, Inc., 5.500%, 07/15/25	195,869	0.1
300,000	(1)	Univision Communications, Inc., 5.125%, 02/15/25	291,750	0.1
720,000	(1)	Valeant Pharmaceuticals International, 7.250%, 07/15/22	715,500	0.3
250,000		Verizon Communications, Inc., 4.125%, 03/16/27	257,469	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
351,000		Verizon Communications, Inc., 5.012%, 08/21/54	$364,433	0.1
281,000		Viacom, Inc., 4.375%, 03/15/43	258,162	0.1
598,000		Wells Fargo & Co., 4.100%, 06/03/26	616,503	0.2
215,000		Western Digital Corp., 4.750%, 02/15/26	218,225	0.1
270,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/25	273,206	0.1
			47,337,570	17.8

	Total Corporate Bonds/Notes
	(Cost $74,862,232)		77,172,526	28.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.4%
		United States: 11.4%
816,837		Adjustable Rate Mortgage Trust 2006-2 1A1, 3.395%, 05/25/36	771,007	0.3
544,493		Alternative Loan Trust 2005-51 3A2A, 2.422%, (12MTA + 1.290%), 11/20/35	527,420	0.2
172,609		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	139,944	0.0
265,795		Alternative Loan Trust 2007-23CB A3, 2.061%, (US0001M + 0.500%), 09/25/37	178,626	0.1
707,781		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	651,018	0.2
672,894		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	652,438	0.2
124,068		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.061%, (US0001M + 0.500%), 11/25/35	77,428	0.0
300,000		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.281%, (US0001M + 0.720%), 11/25/35	295,660	0.1
7,644,453	(3)	Fannie Mae 2005-18 SC, 3.089%, (-1.000*US0001M + 4.650%), 03/25/35	706,958	0.3
4,853,283	(3)	Fannie Mae 2009-106 SA, 4.689%, (-1.000*US0001M + 6.250%), 01/25/40	711,914	0.3
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.561%, (US0001M + 3.000%), 10/25/29	532,041	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 3.761%, (US0001M + 2.200%), 01/25/30	507,650	0.2
400,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 3.961%, (US0001M + 2.400%), 05/25/30	413,102	0.2
600,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.061%, (US0001M + 2.500%), 05/25/30	621,702	0.2
170,765		Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/33	182,977	0.1
120,513		Fannie Mae REMIC Trust 2005-74 DK, 17.755%, (-4.000*US0001M + 24.000%), 07/25/35	177,323	0.1
241,564		Fannie Mae REMIC Trust 2006-104 ES, 25.643%, (-5.000*US0001M + 33.450%), 11/25/36	406,678	0.1
2,862,900	(3)	Fannie Mae REMIC Trust 2007-36 SN, 5.209%, (-1.000*US0001M + 6.770%), 04/25/37	477,070	0.2
332,938		Fannie Mae REMIC Trust 2007-55 DS, 11.097%, (-2.500*US0001M + 15.000%), 06/25/37	358,730	0.1
2,481,815	(3)	Fannie Mae REMIC Trust 2008-53 FI, 4.539%, (-1.000*US0001M + 6.100%), 07/25/38	222,212	0.1
1,314,832	(3)	Fannie Mae REMIC Trust 2008-58 SM, 4.539%, (-1.000*US0001M + 6.100%), 07/25/38	190,722	0.1
147,528		Fannie Mae REMIC Trust 2009-66 SL, 10.608%, (-3.333*US0001M + 15.833%), 09/25/39	182,635	0.1
93,200		Fannie Mae REMIC Trust 2009-66 SW, 10.774%, (-3.333*US0001M + 16.000%), 09/25/39	117,173	0.0
8,976,680	(3)	Fannie Mae REMIC Trust 2010-123 SL, 4.509%, (-1.000*US0001M + 6.070%), 11/25/40	1,238,644	0.5
7,507,679	(3)	Fannie Mae REMIC Trust 2011-55 SK, 4.999%, (-1.000*US0001M + 6.560%), 06/25/41	1,296,323	0.5
6,084	(3)	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/18	14	0.0
3,372,696	(3)	Fannie Mae REMIC Trust 2011-86 NS, 4.389%, (-1.000*US0001M + 5.950%), 09/25/41	448,479	0.2
1,379,895	(3)	Fannie Mae REMIC Trust 2012-10 US, 4.889%, (-1.000*US0001M + 6.450%), 02/25/42	189,338	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
3,960,618	(3)	Fannie Mae REMIC Trust 2012-24 HS, 4.989%, (-1.000*US0001M + 6.550%), 09/25/40	$540,449	0.2
3,005,084	(3)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/43	449,268	0.2
1,411,330	(3)	Fannie Mae Series 2007-9 SE, 4.519%, (-1.000*US0001M + 6.080%), 03/25/37	194,168	0.1
2,062,976	(3)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/33	278,763	0.1
309,733	(3)	Freddie Mac REMIC Trust 2303 SY, 7.141%, (-1.000*US0001M + 8.700%), 04/15/31	66,015	0.0
2,279,576	(3)	Freddie Mac REMIC Trust 2989 GU, 5.441%, (-1.000*US0001M + 7.000%), 02/15/33	352,962	0.1
1,890,493	(3)	Freddie Mac REMIC Trust 3271 SB, 4.491%, (-1.000*US0001M + 6.050%), 02/15/37	252,088	0.1
5,440,493	(3)	Freddie Mac REMIC Trust 3424 HI, 4.341%, (-1.000*US0001M + 5.900%), 04/15/38	734,053	0.3
1,731,437	(3)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/40	304,350	0.1
2,613,794	(3)	Freddie Mac REMIC Trust 3710 SL, 4.441%, (-1.000*US0001M + 6.000%), 05/15/36	128,530	0.0
8,294,536	(3)	Freddie Mac REMIC Trust 3856 KS, 4.991%, (-1.000*US0001M + 6.550%), 05/15/41	1,341,834	0.5
3,140,585	(3)	Freddie Mac REMIC Trust 3925 SD, 4.491%, (-1.000*US0001M + 6.050%), 07/15/40	371,266	0.1
3,658,601	(3)	Freddie Mac REMIC Trust 3946 SE, 5.091%, (-1.000*US0001M + 6.650%), 02/15/41	500,758	0.2
5,442,628	(3)	Freddie Mac REMIC Trust 4077 SM, 5.141%, (-1.000*US0001M + 6.700%), 08/15/40	708,006	0.3
1,796,889	(3)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/41	260,244	0.1
3,383,426	(3)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/39	630,871	0.2
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.261%, (US0001M + 4.700%), 04/25/28	361,516	0.1
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.061%, (US0001M + 2.500%), 03/25/30	414,833	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.211%, (US0001M + 2.650%), 12/25/29	623,656	0.2
159,791		Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.603%, 10/25/46	160,756	0.1
122,951		Ginnie Mae Series 2007-37 S, 19.582%, (-3.667*US0001M + 25.300%), 04/16/37	142,109	0.1
470,622		Ginnie Mae Series 2007-8 SP, 16.987%, (-3.242*US0001M + 22.048%), 03/20/37	653,912	0.2
3,174,890	(3)	Ginnie Mae Series 2010-116 NS, 5.091%, (-1.000*US0001M + 6.650%), 09/16/40	454,971	0.2
2,974,475	(3)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/38	128,407	0.0
993,089	(3)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/39	134,220	0.0
158,204	(3)	Ginnie Mae Series 2010-94 PI, 4.500%, 12/20/37	306	0.0
5,786,119	(3)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/26	569,516	0.2
1,595,858	(3)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/40	209,069	0.1
2,552,482	(3)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/43	432,334	0.2
2,265,098	(3)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/28	199,174	0.1
4,170,133	(3)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/44	701,911	0.3
511,663		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 1.771%, (US0001M + 0.210%), 04/25/36	473,231	0.2
396,165	(1)	JP Morgan Mortgage Trust 2017-3 B1, 3.885%, 08/25/47	388,749	0.1
273,385		Lehman XS Trust Series 2005-5N 1A2, 1.921%, (US0001M + 0.360%), 11/25/35	243,780	0.1
46,094		Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/34	47,082	0.0
17,202,385	(3)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.880%, 08/25/45	464,518	0.2
102,346		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.300%, 10/25/36	99,834	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
379,887		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.267%, 08/25/46	$359,951	0.1
732,485		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.187%, 12/25/36	706,553	0.3
232,997		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.852%, 04/25/37	212,908	0.1
953,719		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	869,275	0.3
253,182		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.991%, (US0001M + 0.430%), 06/25/37	213,117	0.1
293,456		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/36	296,197	0.1
373,596		Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 3.632%, 10/25/36	366,151	0.1
83,291		Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 3.632%, 10/25/36	81,631	0.0
470,035		Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 3.341%, 05/25/36	479,282	0.2
469,985		Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 3.744%, 04/25/36	466,145	0.2

	Total Collateralized Mortgage Obligations
	(Cost $30,380,346)		30,343,945	11.4

ASSET-BACKED SECURITIES: 4.9%
		Cayman Islands: 3.6%
640,000	(1)	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.722%, (US0003M + 2.000%), 10/15/27	644,558	0.2
430,000	(1)	Apidos CLO XI 2012-11A BR, 3.681%, (US0003M + 1.950%), 01/17/28	432,874	0.2
390,000	(1)	Apidos CLO XVII 2014-17A A2R, 3.581%, (US0003M + 1.850%), 04/17/26	390,488	0.1
680,000	(1)	Apidos CLO XVII 2014-17A BR, 4.231%, (US0003M + 2.500%), 04/17/26	681,346	0.3
250,000	(1)	ArrowMark Colorado Holdings 2017-7A C, 3.504%, (US0003M + 1.900%), 07/15/30	251,888	0.1
400,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 4.095%, (US0003M + 2.350%), 04/25/26	401,064	0.2
250,000	(1)	Babson CLO Ltd. 2014-IA BR, 3.945%, (US0003M + 2.200%), 07/20/25	250,581	0.1
930,000	(1)	BlueMountain CLO 2012-2A BR, 3.336%, (US0003M + 1.900%), 11/20/28	935,952	0.4
600,000	(1)	BlueMountain CLO 2014-4A B1R, 3.318%, (US0003M + 1.850%), 11/30/26	602,972	0.2
550,000	(1)	BlueMountain CLO 2014-4A CR, 4.018%, (US0003M + 2.550%), 11/30/26	553,850	0.2
1,160,000	(1)	Bristol Park CLO Ltd. 2016-1A B, 3.622%, (US0003M + 1.900%), 04/15/29	1,168,279	0.4
530,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 3.645%, (US0003M + 1.900%), 01/20/29	535,130	0.2
500,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.613%, (US0003M + 2.250%), 07/23/30	502,713	0.2
950,000	(1)	Dryden 33 Senior Loan Fund 2014-33A BR, 3.572%, (US0003M + 1.850%), 10/15/28	958,485	0.4
250,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.822%, (US0003M + 2.100%), 04/15/26	250,204	0.1
630,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 6.572%, (US0003M + 4.850%), 10/15/25	628,413	0.2
250,000	(1)	THL Credit Wind River 2017-4A C CLO Ltd., 3.256%, (US0003M + 1.750%), 11/20/30	250,922	0.1
			9,439,719	3.6

		United States: 1.3%
577,409		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.971%, 03/25/36	423,905	0.2
1,180,000	(1)	Invitation Homes 2018-SFR1 D Trust, 3.018%, (US0001M + 1.450%), 03/17/37	1,185,899	0.4
300,000	(1)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/58	292,716	0.1
300,000	(1)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/59	292,496	0.1
1,160,000	(1)	OHA Loan Funding Ltd. 2016-1A B1, 3.545%, (US0003M + 1.800%), 01/20/28	1,165,614	0.4

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
200,000	(1)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/57	$192,749	0.1
			3,553,379	1.3

	Total Asset-Backed Securities
	(Cost $12,947,901)		12,993,098	4.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.4%
		Federal Home Loan Mortgage Corporation: 0.3%(4)
268,914		4.000%, 09/01/45	278,150	0.1
191,300		4.000%, 09/01/45	197,871	0.1
392,683		4.000%, 05/01/46	406,169	0.1
			882,190	0.3

		Federal National Mortgage Association: 0.7%(4)
150,312		2.500%, 06/01/30	148,615	0.1
98,574		2.500%, 06/01/30	97,461	0.0
63,768		2.500%, 07/01/30	63,047	0.0
309,009		4.000%, 05/01/45	320,741	0.1
362,357		4.500%, 12/01/40	385,722	0.1
184,139		4.500%, 12/01/40	196,002	0.1
366,845		5.000%, 05/01/41	395,183	0.2
195,577		5.000%, 06/01/41	210,859	0.1
			1,817,630	0.7

		Government National Mortgage Association: 0.4%
269,419		4.500%, 08/20/41	285,145	0.1
407,558		5.140%, 10/20/60	418,014	0.2
336,599		5.310%, 10/20/60	344,218	0.1
31,612		5.500%, 03/20/39	34,312	0.0
			1,081,689	0.4

	Total U.S. Government Agency Obligations
	(Cost $3,832,445)		3,781,509	1.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.6%
		United States: 8.6%
7,878,524	(3)	BANK 2017-BNK5 XA, 1.102%, 06/15/60	559,525	0.2
252,392		Banc of America Commercial Mortgage Trust 2007-3 B, 5.755%, 06/10/49	255,050	0.1
2,421,058	(3)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.523%, 02/15/50	248,311	0.1
126,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	126,031	0.1
126,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	125,587	0.1
127,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	124,880	0.0
260,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.720%, 04/12/38	272,046	0.1
664,517	(1)	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	665,658	0.3
3,385,784	(3)	CD 2016-CD1 Mortgage Trust XA, 1.436%, 08/10/49	301,503	0.1
14,668,154	(3)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.787%, 12/10/54	784,903	0.3
8,431,995	(3)	Citigroup Commercial Mortgage Trust 2013-GC15 XA, 1.128%, 09/10/46	285,657	0.1
8,581,000	(3)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.850%, 08/10/49	546,949	0.2
3,625,585	(3)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.126%, 10/12/50	278,998	0.1
230,000		Citigroup Commercial Mortgage Trust 2017-P8 C, 4.272%, 09/15/50	229,167	0.1
5,476,896	(3)	COMM 2012-CR1 XA, 1.877%, 05/15/45	353,860	0.1
17,721,899	(1),(3)	COMM 2012-LTRT XA, 1.000%, 10/05/30	621,172	0.2
11,379,982	(3)	COMM 2013-CCRE13 XA, 0.913%, 11/10/46	368,338	0.1
5,521,348	(3)	COMM 2014-UBS2 XA, 1.358%, 03/10/47	286,986	0.1
300,000		COMM 2016-COR1 C, 4.394%, 10/10/49	299,197	0.1
7,325,575	(3)	COMM 2016-CR28 XA, 0.400%, 02/10/49	292,864	0.1
1,000,000		COMM 2017-COR2 C, 4.563%, 09/10/50	1,022,165	0.4
15,057,180	(3)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 0.903%, 09/15/50	762,628	0.3
530,000	(1)	DBJPM 16-C3 Mortgage Trust, 3.494%, 09/10/49	445,394	0.2
3,784,819	(1),(3)	DBUBS 2011-LC1A XA, 0.724%, 11/10/46	56,596	0.0
370,000	(1)	DBUBS 2011-LC2A D, 5.542%, 07/10/44	384,590	0.1
6,440,000	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.622%, 11/25/44	748,222	0.3
4,300,000	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.814%, 01/25/43	336,599	0.1
16,374,705	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 1.964%, 08/25/18	86,560	0.0
8,087,203	(3)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.619%, 08/25/40	195,904	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
			United States: (continued)
	402,374	(1)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.426%, 06/10/36	$400,179	0.2
	450,000	(1)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	404,253	0.2
	4,463,236	(3)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.221%, 05/10/45	267,698	0.1
	6,285,467	(3)	GS Mortgage Securities Trust 2013-GC16 XA, 1.397%, 11/10/46	250,664	0.1
	1,500,000	(1)	GS Mortgage Securities Trust 2016-GS4 E, 3.803%, 11/10/49	1,067,185	0.4
	7,788,405	(3)	GS Mortgage Securities Trust 2017-GS6 XA, 1.051%, 05/10/50	613,747	0.2
	5,790,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.328%, 12/15/47	86,663	0.0
	460,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.340%, 06/12/41	461,219	0.2
	11,823,965	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.653%, 06/15/45	509,820	0.2
	750,000		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.129%, 12/15/47	751,399	0.3
	735,000		JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/47	773,339	0.3
	1,218,020	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/47	1,210,169	0.5
	86,365	(1)	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.661%, 02/15/40	86,116	0.0
	640,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	629,775	0.2
	5,815,232	(1),(3)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.234%, 03/10/50	292,027	0.1
	930,000	(1)	Morgan Stanley Capital I Trust 2011-C1 E, 5.426%, 09/15/47	973,973	0.4
	9,171,244	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 1.890%, 08/10/49	653,555	0.2
	13,411,039	(3)	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.030%, 12/15/49	742,426	0.3
	1,986,873	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.285%, 03/15/48	100,910	0.0
	13,366,225	(3)	WFRBS Commercial Mortgage Trust 2013-C16 XA, 0.847%, 09/15/46	419,874	0.2
	11,219,102	(3)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.052%, 03/15/46	324,159	0.1
	16,729,570	(3)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.133%, 03/15/47	779,165	0.3

		Total Commercial Mortgage-Backed Securities
		(Cost $22,967,008)		22,863,655	8.6

U.S. TREASURY OBLIGATIONS: 8.5%
			U.S. Treasury Bonds: 1.1%
	2,950,000		2.750%, 08/15/47	2,836,667	1.1
	6,000		3.000%, 11/15/45	6,075	0.0
				2,842,742	1.1

			U.S. Treasury Notes: 7.4%
	1,910,000		1.250%, 03/31/19	1,893,847	0.7
	45,000		1.375%, 01/31/21	43,783	0.0
	22,000		1.750%, 01/31/23	21,196	0.0
	3,846,000		1.875%, 03/31/22	3,757,437	1.4
	2,339,000		2.000%, 01/31/20	2,332,284	0.9
	2,205,000		2.000%, 01/15/21	2,186,998	0.8
	1,900,000		2.125%, 03/31/24	1,846,266	0.7
	2,989,000		2.250%, 11/15/27	2,869,265	1.1
	1,446,000		2.375%, 01/31/23	1,435,917	0.5
	3,400,000		2.500%, 01/31/25	3,365,469	1.3
				19,752,462	7.4

		Total U.S. Treasury Obligations
		(Cost $22,857,087)		22,595,204	8.5

FOREIGN GOVERNMENT BONDS: 25.6%
			Argentina: 1.2%
ARS	5,547,000		Argentine Bonos del Tesoro, 21.200%, 09/19/18	304,753	0.1
	1,420,000		Argentine Republic Government International Bond, 6.875%, 04/22/21	1,517,093	0.6
	275,000	(2)	Argentine Republic Government International Bond, 6.875%, 01/26/27	290,265	0.1
ARS	4,000,000		Republic of Argentina, 18.200%, 10/03/21	212,957	0.1
ARS	15,828,000		Republic of Argentina, 21.200%, 09/19/18	799,886	0.3
				3,124,954	1.2

			Brazil: 2.4%
BRL	13,987,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	4,575,452	1.7
BRL	5,100,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	1,660,990	0.6

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Brazil: (continued)
	250,000		Brazilian Government International Bond, 6.000%, 04/07/26	$277,875	0.1
				6,514,317	2.4

			Canada: 0.3%
CAD	880,000		Canadian Government Bond, 3.500%, 12/01/45	876,466	0.3

			Colombia: 0.5%
	529,000		Colombia Government International Bond, 2.625%, 03/15/23	514,651	0.2
	618,000		Colombia Government International Bond, 8.125%, 05/21/24	780,997	0.3
				1,295,648	0.5

			Croatia: 0.1%
	300,000		Croatia Government International Bond, 6.375%, 03/24/21	327,712	0.1

			Dominican Republic: 0.2%
	461,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/24	512,862	0.2

			Ecuador: 0.2%
	500,000		Republic of Ecuador, 7.875%, 01/23/28	508,250	0.2

			Egypt: 0.1%
	300,000		Egypt Government International Bond, 6.125%, 01/31/22	318,204	0.1

			Germany: 0.8%
EUR	20,000		Bundesrepublik Deutschland Bundesanleihe, 0.510%, 08/15/26	23,778	0.0
EUR	40,000		Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/25	51,935	0.0
EUR	1,280,000		Bundesrepublik Deutschland Bundesanleihe, 2.500%, 08/15/46	2,056,367	0.8
EUR	70,000		Bundesschatzanweisungen, -0.610%, 12/14/18	87,376	0.0
				2,219,456	0.8

			Hungary: 0.6%
EUR	850,000		Hungary Government International Bond, 1.750%, 10/10/27	1,088,464	0.4
	226,000		Hungary Government International Bond, 5.375%, 02/21/23	249,147	0.1
	110,000		Hungary Government International Bond, 7.625%, 03/29/41	167,909	0.1
				1,505,520	0.6

			Indonesia: 1.7%
	300,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/25	310,110	0.1
	650,000	(1)	Indonesia Government International Bond, 4.750%, 01/08/26	698,460	0.2
IDR	6,513,000,000		Indonesia Treasury Bond, 7.500%, 08/15/32	518,925	0.2
IDR	36,000,000,000		Indonesia Treasury Bond, 10.250%, 07/15/22	3,134,373	1.2
				4,661,868	1.7

			Italy: 7.5%
EUR	5,420,000		Italy Buoni Poliennali Del Tesoro, 2.200%, 06/01/27	6,861,484	2.6
EUR	8,800,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/26	13,207,124	4.9
				20,068,608	7.5

			Ivory Coast: 0.1%
	307,125		Ivory Coast Government International Bond, 5.750%, 12/31/32	305,611	0.1

			Lebanon: 0.1%
	244,000		Lebanon Government International Bond, 6.000%, 01/27/23	242,336	0.1

			Mexico: 1.7%
MXN	61,900,000		Mexican Bonos, 6.500%, 06/10/21	3,228,874	1.2
MXN	18,590,000		Mexican Bonos, 7.750%, 05/29/31	1,003,596	0.4
	175,000		Mexico Government International Bond, 4.000%, 10/02/23	181,212	0.1
				4,413,682	1.7

			Morocco: 0.1%
	200,000		Morocco Government International Bond, 4.250%, 12/11/22	208,597	0.1

			Nigeria: 0.1%
	200,000		Nigeria Government International Bond, 7.875%, 02/16/32	226,279	0.1

			Panama: 0.2%
	200,000		Panama Government International Bond, 3.875%, 03/17/28	208,000	0.1
	315,000		Panama Government International Bond, 6.700%, 01/26/36	416,115	0.1
				624,115	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Peru: 0.6%
	75,000		Peruvian Government International Bond, 5.625%, 11/18/50	$94,575	0.1
PEN	4,000,000		Peruvian Government International Bond, 6.350%, 08/12/28	1,415,331	0.5
				1,509,906	0.6

			Poland: 1.0%
PLN	7,500,000		Republic of Poland Government Bond, 3.250%, 07/25/25	2,250,157	0.9
	375,000		Republic of Poland Government International Bond, 3.250%, 04/06/26	378,051	0.1
				2,628,208	1.0

			Russia: 2.8%
RUB	86,000,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	1,564,239	0.6
RUB	94,000,000		Russian Federal Bond - OFZ, 7.600%, 07/20/22	1,724,655	0.7
RUB	192,000,000		Russian Federal Bond - OFZ, 7.750%, 09/16/26	3,568,250	1.3
	600,000	(1)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	641,616	0.2
				7,498,760	2.8

			Saudi Arabia: 0.1%
	200,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/27	198,764	0.1

			Sri Lanka: 0.3%
	600,000	(1)	Sri Lanka Government International Bond, 6.200%, 05/11/27	632,067	0.2
	200,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/26	218,948	0.1
				851,015	0.3

			Turkey: 0.2%
	461,000		Turkey Government International Bond, 7.375%, 02/05/25	528,940	0.2

			Ukraine: 0.2%
	525,000		Ukraine Government International Bond, 7.375%, 09/25/32	531,562	0.2

			United Kingdom: 2.3%
GBP	1,020,000		United Kingdom Gilt, 2.000%, 09/07/25	1,522,946	0.6
GBP	2,480,000		United Kingdom Gilt, 3.500%, 01/22/45	4,655,850	1.7
				6,178,796	2.3

			Uruguay: 0.1%
	75,000		Uruguay Government International Bond, 4.375%, 10/27/27	79,922	0.0
	75,000		Uruguay Government International Bond, 7.625%, 03/21/36	106,875	0.1
				186,797	0.1

			Vietnam: 0.1%
	125,000		Vietnam Government International Bond, 6.750%, 01/29/20	133,559	0.1

		Total Foreign Government Bonds
		(Cost $66,090,233)		68,200,792	25.6

	Value	Percentage of Net Assets
PURCHASED OPTIONS(5): 4.0%
Total Purchased Options
(Cost $6,976,660)	10,715,292	4.0

Total Long-Term Investments
(Cost $240,913,912)	248,666,021	93.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
	Securities Lending Collateral(6): 0.9%
1,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 01/31/18, 1.35%, due 02/01/18 (Repurchase Amount $1,000,037, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 02/25/18-09/01/49)	1,000,000	0.3
497,045	Citibank N.A., Repurchase Agreement dated 01/31/18, 1.32%, due 02/01/18 (Repurchase Amount $497,063, collateralized by various U.S. Government Securities, 0.375%-8.750%, Market Value plus accrued interest $506,986, due 01/31/19-09/09/49)	497,045	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(6) (continued)
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 01/31/18, 1.35%, due 02/01/18 (Repurchase Amount $1,000,037, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,019,973, due 02/15/18-12/01/51)	$1,000,000	0.4
		2,497,045	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.8%
15,436,000	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
	(Cost $15,436,000)	15,436,000	5.8

	Total Short-Term Investments
	(Cost $17,933,045)	17,933,045	6.7

	Total Investments in Securities (Cost $258,846,957)	$266,599,066	100.0
	Assets in Excess of Other Liabilities	5,726	0.0
	Net Assets	$266,604,792	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of January 31, 2018.

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Portfolio Composition	Percentage of Net Assets
Corporate Bonds/Notes	28.9%
Foreign Government Bonds	25.6
Collateralized Mortgage Obligations	11.4
Commercial Mortgage-Backed Securities	8.6
U.S. Treasury Obligations	8.5
Asset-Backed Securities	4.9
Purchased Options	4.0
U.S. Government Agency Obligations	1.4
Short-Term Investments	6.7
Assets in Excess of Other Liabilities	–
Net Assets	100.0%

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Purchased Options	$–	$10,715,292	$–	$10,715,292
Corporate Bonds/Notes	–	77,172,526	–	77,172,526
Collateralized Mortgage Obligations	–	30,343,945	–	30,343,945
Asset-Backed Securities	–	12,993,098	–	12,993,098
U.S. Treasury Obligations	–	22,595,204	–	22,595,204
U.S. Government Agency Obligations	–	3,781,509	–	3,781,509
Foreign Government Bonds	–	68,200,792	–	68,200,792
Commercial Mortgage-Backed Securities	–	22,863,655	–	22,863,655
Short-Term Investments	15,436,000	2,497,045	–	17,933,045
Total Investments, at fair value	$15,436,000	$251,163,066	$–	$266,599,066
Other Financial Instruments+
Centrally Cleared Swaps	–	7,179,447	–	7,179,447
Forward Foreign Currency Contracts	–	5,448,538	–	5,448,538
Futures	644,258	–	–	644,258
Written Forward Premium Options	–	9,423	–	9,423
Total Assets	$16,080,258	$263,800,474	$–	$279,880,732
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(2,625,669)	$–	$(2,625,669)
Forward Foreign Currency Contracts	–	(2,104,402)	–	(2,104,402)
Futures	(1,071,504)	–	–	(1,071,504)
Written Forward Premium Options	–	(182,050)	–	(182,050)
Written Options	–	(10,039,244)	–	(10,039,244)
Total Liabilities	$(1,071,504)	$(14,951,365)	$–	$(16,022,869)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At January 31, 2018, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,114,000	CAD	2,606,365	Barclays Bank PLC	02/09/18	$(5,157)
USD	638,000	SEK	5,029,462	Barclays Bank PLC	02/09/18	(537)
MXN	35,891,474	USD	1,910,503	Barclays Bank PLC	02/09/18	15,870
JPY	79,368,754	USD	730,000	Barclays Bank PLC	02/09/18	(2,727)
USD	1,762,000	AUD	2,176,850	Barclays Bank PLC	02/09/18	7,936
CLP	5,306,125	USD	8,369	Barclays Bank PLC	02/09/18	432
USD	5,532,000	JPY	613,798,302	Barclays Bank PLC	02/09/18	(92,366)
USD	854,000	NOK	6,709,011	Barclays Bank PLC	02/09/18	(16,462)
USD	1,940,000	SEK	15,285,471	Barclays Bank PLC	02/09/18	(631)
GBP	1,529,124	USD	2,153,000	Barclays Bank PLC	02/09/18	18,645
USD	2,318,000	NOK	17,961,758	Barclays Bank PLC	02/09/18	(12,452)
EUR	499,575	USD	620,000	Barclays Bank PLC	02/09/18	505
GBP	887,888	USD	1,257,000	Barclays Bank PLC	02/09/18	3,968
USD	2,257,000	CAD	2,782,385	Barclays Bank PLC	02/09/18	(5,273)
USD	388,000	GBP	286,416	Barclays Bank PLC	02/09/18	(18,765)
GBP	286,355	USD	388,000	Barclays Bank PLC	02/09/18	18,678
USD	388,000	GBP	286,501	Barclays Bank PLC	02/09/18	(18,885)
GBP	6,043,772	USD	8,202,470	Barclays Bank PLC	02/09/18	380,827
DKK	7,573,822	USD	1,219,185	Barclays Bank PLC	02/09/18	44,825
USD	1,388,000	CHF	1,362,402	Barclays Bank PLC	02/09/18	(76,489)
SEK	7,918,750	USD	966,417	Barclays Bank PLC	02/09/18	38,941
BRL	6,166,393	USD	1,856,900	Barclays Bank PLC	02/09/18	77,188
USD	1,910,503	BRL	6,274,493	Barclays Bank PLC	02/09/18	(57,490)
USD	290,000	AUD	367,458	Barclays Bank PLC	02/09/18	(6,090)
USD	1,725,358	IDR	23,573,568,019	Barclays Bank PLC	03/09/18	(36,130)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
THB	22,350,149	USD	685,827	Barclays Bank PLC	03/09/18	$28,321
MYR	10,710,908	USD	2,624,129	Barclays Bank PLC	03/09/18	114,767
KRW	3,393,212,979	USD	3,104,069	Barclays Bank PLC	03/09/18	70,570
HUF	60,187,366	USD	234,677	Barclays Bank PLC	04/20/18	7,210
USD	2,081,000	ARS	40,496,260	BNP Paribas	02/09/18	25,313
USD	1,961,000	PLN	6,827,735	BNP Paribas	04/20/18	(81,600)
USD	629,000	JPY	68,715,344	Citibank N.A.	02/09/18	44
USD	3,396,000	EUR	2,733,061	Citibank N.A.	02/09/18	1,359
USD	6,590,000	NZD	9,050,844	Citibank N.A.	02/09/18	(79,512)
SEK	6,433,769	USD	815,000	Citibank N.A.	02/09/18	5,783
USD	1,274,000	GBP	899,249	Citibank N.A.	02/09/18	(9,356)
USD	2,174,000	AUD	2,690,094	Citibank N.A.	02/09/18	6,375
CAD	4,264,282	USD	3,463,000	Citibank N.A.	02/09/18	4,159
JPY	214,961,365	USD	1,978,000	Citibank N.A.	02/09/18	(8,263)
USD	987,000	CHF	922,260	Citibank N.A.	02/09/18	(4,367)
USD	389,000	NOK	2,989,692	Citibank N.A.	02/09/18	1,102
USD	1,471,000	EUR	1,186,300	Citibank N.A.	02/09/18	(14,064)
USD	798,000	NZD	1,074,668	Citibank N.A.	02/09/18	6,083
USD	6,102,000	EUR	4,913,277	Citibank N.A.	02/09/18	(611)
EUR	3,054,716	USD	3,793,000	Citibank N.A.	02/09/18	1,157
GBP	828,219	USD	1,178,000	Citibank N.A.	02/09/18	(1,773)
USD	842,000	CHF	795,291	Citibank N.A.	02/09/18	(12,883)
USD	796,000	SEK	6,307,999	Citibank N.A.	02/09/18	(4,859)
USD	892,000	NOK	6,982,910	Citibank N.A.	02/09/18	(13,999)
USD	2,060,000	CHF	1,971,873	Citibank N.A.	02/09/18	(59,628)
USD	848,000	NOK	6,661,325	Citibank N.A.	02/09/18	(16,275)
EUR	1,056,128	USD	1,294,000	Citibank N.A.	02/09/18	17,781
SEK	5,317,635	USD	661,000	Citibank N.A.	02/09/18	14,123
NZD	1,158,656	USD	841,000	Citibank N.A.	02/09/18	12,807
AUD	1,238,402	USD	986,000	Citibank N.A.	02/09/18	11,880
USD	880,000	SEK	7,048,965	Citibank N.A.	02/09/18	(14,931)
GBP	731,153	USD	1,016,000	Citibank N.A.	02/09/18	22,375
USD	1,496,000	CAD	1,879,240	Citibank N.A.	02/09/18	(31,954)
USD	459,000	NZD	640,295	Citibank N.A.	02/09/18	(12,830)
GBP	851,294	USD	1,151,000	Citibank N.A.	02/09/18	57,999
USD	841,000	NZD	1,159,447	Citibank N.A.	02/09/18	(13,389)
USD	546,000	EUR	452,881	Citibank N.A.	02/09/18	(16,508)
CAD	1,386,038	USD	1,113,000	Citibank N.A.	02/09/18	13,946
CAD	4,213,026	USD	3,393,537	Citibank N.A.	02/09/18	31,947
SEK	25,735,286	USD	3,133,000	Citibank N.A.	02/09/18	134,332
USD	457,000	GBP	337,371	Citibank N.A.	02/09/18	(22,130)
USD	1,932,180	MXN	37,592,405	Citibank N.A.	02/09/18	(85,486)
USD	6,096,157	BRL	20,258,138	Citibank N.A.	02/09/18	(257,803)
RON	7,387,735	USD	1,911,000	Citibank N.A.	04/20/18	61,484
USD	6,325,711	RUB	366,591,410	Citibank N.A.	04/20/18	(133,954)
ZAR	6,056,121	USD	482,046	Citibank N.A.	04/20/18	23,418
TRY	32,089	USD	8,305	Citibank N.A.	04/20/18	45
USD	1,941,001	RON	7,505,461	Citibank N.A.	04/20/18	(62,916)
JPY	175,241,822	USD	1,609,000	Deutsche Bank AG	02/09/18	(3,222)
CHF	1,331,525	USD	1,426,000	Deutsche Bank AG	02/09/18	5,298
USD	766,000	GBP	542,180	Deutsche Bank AG	02/09/18	(3,997)
CAD	2,688,991	USD	2,184,000	Deutsche Bank AG	02/09/18	7,697
JPY	1,012,105,810	USD	9,314,000	Deutsche Bank AG	02/09/18	(39,857)
USD	4,464,000	CAD	5,520,522	Deutsche Bank AG	02/09/18	(24,570)
USD	1,933,000	SEK	15,290,471	Deutsche Bank AG	02/09/18	(8,266)
USD	859,000	NZD	1,179,394	Deutsche Bank AG	02/09/18	(10,089)
CHF	676,967	USD	706,000	Deutsche Bank AG	02/09/18	21,693
USD	841,000	NZD	1,159,453	Deutsche Bank AG	02/09/18	(13,394)
NOK	11,850,484	USD	1,481,000	Deutsche Bank AG	02/09/18	56,543
NZD	5,983,548	USD	4,292,412	Deutsche Bank AG	02/09/18	116,829
EUR	6,102,737	USD	7,650,000	Deutsche Bank AG	03/21/18	(50,057)
ILS	1,603,518	USD	467,825	Deutsche Bank AG	04/20/18	2,790
AUD	367,506	USD	290,000	Goldman Sachs International	02/09/18	6,129
CZK	61,438,892	USD	2,900,824	Goldman Sachs International	04/20/18	129,898
USD	3,504,272	MXN	68,084,017	HSBC Bank USA N.A.	02/09/18	(149,945)
SGD	763,827	USD	564,988	HSBC Bank USA N.A.	03/09/18	17,679
PLN	1,143,546	USD	329,471	HSBC Bank USA N.A.	04/20/18	12,634

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,333,985	USD	1,429,000	JPMorgan Chase Bank N.A.	02/09/18	$4,943
USD	1,413,000	CHF	1,316,830	JPMorgan Chase Bank N.A.	02/09/18	(9,157)
NZD	3,088,451	USD	2,261,000	JPMorgan Chase Bank N.A.	02/09/18	14,861
USD	1,580,000	JPY	171,636,016	JPMorgan Chase Bank N.A.	02/09/18	7,262
EUR	2,376,376	USD	2,945,000	JPMorgan Chase Bank N.A.	02/09/18	6,614
USD	1,290,000	NZD	1,759,738	JPMorgan Chase Bank N.A.	02/09/18	(6,740)
USD	191,000	AUD	235,334	JPMorgan Chase Bank N.A.	02/09/18	1,372
JPY	102,628,110	USD	940,000	JPMorgan Chase Bank N.A.	02/09/18	403
NZD	3,467,158	USD	2,554,000	JPMorgan Chase Bank N.A.	02/09/18	928
USD	1,205,000	AUD	1,492,605	JPMorgan Chase Bank N.A.	02/09/18	2,288
USD	1,348,000	CAD	1,662,126	JPMorgan Chase Bank N.A.	02/09/18	(3,424)
CHF	1,014,262	USD	1,055,000	JPMorgan Chase Bank N.A.	02/09/18	35,262
EUR	1,385,448	USD	1,697,000	JPMorgan Chase Bank N.A.	02/09/18	23,817
USD	2,064,000	NZD	2,824,358	JPMorgan Chase Bank N.A.	02/09/18	(17,252)
CHF	1,818,427	USD	1,899,000	JPMorgan Chase Bank N.A.	02/09/18	55,684
EUR	3,249,800	USD	3,992,000	JPMorgan Chase Bank N.A.	02/09/18	44,464
GBP	1,456,591	USD	2,011,000	JPMorgan Chase Bank N.A.	02/09/18	57,634
JPY	160,437,964	USD	1,453,000	JPMorgan Chase Bank N.A.	02/09/18	17,128
USD	1,326,000	CAD	1,645,868	JPMorgan Chase Bank N.A.	02/09/18	(12,205)
CHF	1,184,736	USD	1,225,000	JPMorgan Chase Bank N.A.	02/09/18	48,510
USD	2,156,000	NZD	2,972,058	JPMorgan Chase Bank N.A.	02/09/18	(34,092)
AUD	367,478	USD	290,000	JPMorgan Chase Bank N.A.	02/09/18	6,106
EUR	452,878	USD	546,000	JPMorgan Chase Bank N.A.	02/09/18	16,504
JPY	65,363,515	USD	589,000	JPMorgan Chase Bank N.A.	02/09/18	9,940
JPY	65,349,951	USD	589,000	JPMorgan Chase Bank N.A.	02/09/18	9,816
USD	546,000	EUR	452,865	JPMorgan Chase Bank N.A.	02/09/18	(16,488)
USD	589,000	JPY	65,360,812	JPMorgan Chase Bank N.A.	02/09/18	(9,915)
EUR	469,460	USD	561,000	JPMorgan Chase Bank N.A.	02/09/18	22,100
USD	1,608,187	PEN	5,234,649	JPMorgan Chase Bank N.A.	02/09/18	(19,030)
NOK	2,671,452	USD	330,711	JPMorgan Chase Bank N.A.	02/09/18	15,897
NZD	1,615,205	USD	1,159,000	JPMorgan Chase Bank N.A.	02/09/18	31,235
AUD	1,707,815	USD	1,351,000	JPMorgan Chase Bank N.A.	02/09/18	25,124
JPY	2,222,158,075	USD	19,677,722	JPMorgan Chase Bank N.A.	02/09/18	684,391
AUD	4,483,676	USD	3,514,130	JPMorgan Chase Bank N.A.	02/09/18	98,729
AUD	1,257,988	USD	1,011,000	JPMorgan Chase Bank N.A.	02/09/18	781
COP	14,174,335	USD	4,678	JPMorgan Chase Bank N.A.	02/09/18	315
USD	1,292,000	EUR	1,077,914	JPMorgan Chase Bank N.A.	02/09/18	(46,840)
HKD	750,439	USD	96,253	JPMorgan Chase Bank N.A.	03/09/18	(247)
EUR	3,211,307	USD	3,992,000	Morgan Stanley	02/09/18	(3,347)
SEK	9,027,438	USD	1,148,000	Morgan Stanley	02/09/18	(1,884)
USD	1,711,000	AUD	2,130,732	Morgan Stanley	02/09/18	(5,903)
USD	419,000	NZD	569,369	Morgan Stanley	02/09/18	(565)
USD	1,900,000	SEK	15,255,535	Morgan Stanley	02/09/18	(36,831)
EUR	1,216,643	USD	1,497,000	Morgan Stanley	02/09/18	14,150
USD	919,000	NOK	7,203,654	Morgan Stanley	02/09/18	(15,639)
GBP	555,209	USD	763,000	Morgan Stanley	02/09/18	25,502
USD	1,414,000	NOK	11,124,017	Morgan Stanley	02/09/18	(29,288)
JPY	614,292,991	USD	5,541,000	Morgan Stanley	02/09/18	87,899
NOK	16,323,957	USD	2,060,000	Morgan Stanley	02/09/18	57,955
USD	2,311,000	EUR	1,895,103	Morgan Stanley	02/09/18	(42,842)
NOK	11,851,347	USD	1,481,000	Morgan Stanley	02/09/18	56,655
AUD	8,393,312	USD	6,566,000	Morgan Stanley	02/09/18	197,168
USD	3,118,000	SEK	25,527,088	Morgan Stanley	02/09/18	(122,899)
NOK	27,906,346	USD	3,611,000	Morgan Stanley	02/09/18	9,714
EUR	42,833,709	USD	51,335,888	Morgan Stanley	02/09/18	1,866,382
USD	1,481,000	NOK	11,860,239	Morgan Stanley	02/09/18	(57,809)
CHF	1,745,587	USD	1,790,164	The Bank of New York Mellon	02/09/18	86,222
EUR	2,282,242	USD	2,746,000	The Bank of New York Mellon	02/09/18	88,693
EUR	755,646	USD	927,000	The Bank of New York Mellon	02/09/18	11,562
CHF	4,155,747	USD	4,422,000	The Bank of New York Mellon	02/09/18	45,143
USD	36,000	GBP	25,393	The Bank of New York Mellon	02/09/18	(63)
						$3,344,136

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

At January 31, 2018, the following futures contracts were outstanding for Voya Global Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	2	03/15/18	$205,628	$(4,108)
Australia 3-Year Bond	69	03/15/18	6,171,027	(38,532)
Canada 10-Year Bond	36	03/20/18	3,870,146	(130,485)
Euro-Bobl 5-Year	39	03/08/18	6,316,485	(81,095)
Euro-Bund	37	03/08/18	7,295,813	(106,469)
Euro-Buxl® 30-year German Government Bond	32	03/08/18	6,425,904	(180,866)
Euro-Schatz	138	03/08/18	19,156,958	(50,829)
Long Gilt	26	03/27/18	4,508,931	(81,133)
Short Gilt	30	03/27/18	4,397,132	(16,957)
U.S. Treasury 2-Year Note	56	03/29/18	11,941,125	(42,031)
U.S. Treasury Long Bond	50	03/20/18	7,390,625	(271,971)
U.S. Treasury Ultra Long Bond	17	03/20/18	2,752,938	(67,028)
			$80,432,712	$(1,071,504)
Short Contracts
Japan 10-Year Bond (TSE)	(9)	03/13/18	(12,392,415)	42,800
Japanese Government Bonds 10-Year Mini	(2)	03/12/18	(275,424)	923
U.S. Treasury 10-Year Note	(23)	03/20/18	(2,796,297)	72,009
U.S. Treasury 5-Year Note	(193)	03/29/18	(22,139,211)	385,631
U.S. Treasury Ultra 10-Year Note	(52)	03/20/18	(6,770,562)	142,895
			$(44,373,909)	$644,258

At January 31, 2018, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Index, Series 28, Version 1	Buy	(5.000)	12/20/22	EUR	7,620,000	$(1,110,455)	$37,956
						$(1,110,455)	$37,956

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation(6)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 29, Version 1	Sell	5.000	12/20/22	USD	7,696,000	643,963	13,960
						643,963	$13,960

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At January 31, 2018, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.294%	Annual	02/10/23	EUR	5,700,000	$(63,642)	$(59,782)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.105)	Semi-Annual	03/07/21	JPY	1,300,000,000	(70,778)	(71,331)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.199)%	Semi-Annual	07/14/21	JPY	917,600,000	$(86,321)	$(89,846)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.020)	Semi-Annual	03/07/23	JPY	1,130,000,000	(89,541)	(86,794)
Pay	6-month JPY-LIBOR	Semi-Annual	(0.166)	Semi-Annual	07/14/23	JPY	633,700,000	(103,991)	(106,456)
Pay	6-month JPY-LIBOR	Semi-Annual	0.754	Semi-Annual	05/21/24	JPY	3,232,000,000	1,045,896	983,981
Pay	6-month JPY-LIBOR	Semi-Annual	0.558	Semi-Annual	02/24/25	JPY	1,844,721,303	396,245	343,918
Pay	6-month JPY-LIBOR	Semi-Annual	(0.092)	Semi-Annual	07/14/26	JPY	1,256,100,000	(368,124)	(371,932)
Pay	6-month JPY-LIBOR	Semi-Annual	0.387	Semi-Annual	03/02/31	JPY	14,900,000	(2,112)	(1,879)
Pay	6-month JPY-LIBOR	Semi-Annual	0.360	Semi-Annual	03/03/31	JPY	1,677,000,000	(291,564)	(262,944)
Pay	6-month JPY-LIBOR	Semi-Annual	0.471	Semi-Annual	07/04/32	JPY	473,650,000	(59,034)	(55,794)
Pay	6-month JPY-LIBOR	Semi-Annual	0.623	Semi-Annual	03/02/36	JPY	11,900,000	(2,007)	(1,781)
Pay	6-month JPY-LIBOR	Semi-Annual	0.585	Semi-Annual	03/03/36	JPY	1,341,000,000	(307,489)	(278,359)
Pay	6-month JPY-LIBOR	Semi-Annual	0.765	Semi-Annual	07/04/42	JPY	488,690,000	(141,893)	(134,951)
Pay	6-month JPY-LIBOR	Semi-Annual	1.289	Semi-Annual	02/04/45	JPY	1,754,000,000	1,376,729	1,267,232
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	3,090,000	(126,963)	(126,564)
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	1,600,000	(77,579)	(77,357)
Pay	3-month USD-LIBOR	Quarterly	2.806	Semi-Annual	01/31/48	USD	9,900,000	(24,632)	(24,632)
Pay	3-month USD-LIBOR	Quarterly	2.838	Semi-Annual	02/02/48	USD	9,900,000	45,955	45,955
Receive	6-month EUR-EURIBOR	Semi-Annual	1.129	Annual	02/16/46	EUR	1,300,000	161,076	139,539
Receive	6-month JPY-LIBOR	Semi-Annual	(0.030)	Semi-Annual	03/02/23	JPY	29,800,000	2,488	2,412
Receive	6-month JPY-LIBOR	Semi-Annual	(0.044)	Semi-Annual	03/03/23	JPY	4,344,000,000	390,866	378,115
Receive	6-month JPY-LIBOR	Semi-Annual	0.119	Semi-Annual	03/02/26	JPY	21,200,000	2,365	2,193
Receive	6-month JPY-LIBOR	Semi-Annual	0.103	Semi-Annual	03/03/26	JPY	2,381,000,000	293,570	272,886
Receive	6-month JPY-LIBOR	Semi-Annual	0.373	Semi-Annual	03/07/31	JPY	175,000,000	27,960	25,071
Receive	6-month JPY-LIBOR	Semi-Annual	0.484	Semi-Annual	07/05/32	JPY	1,273,200,000	136,540	128,606
Receive	6-month JPY-LIBOR	Semi-Annual	0.578	Semi-Annual	03/07/36	JPY	250,000,000	60,385	54,831
Receive	6-month JPY-LIBOR	Semi-Annual	0.178	Semi-Annual	07/14/36	JPY	467,900,000	434,196	433,350
Receive	6-month JPY-LIBOR	Semi-Annual	0.782	Semi-Annual	07/05/42	JPY	738,900,000	187,772	178,195
Receive	6-month JPY-LIBOR	Semi-Annual	1.443	Semi-Annual	02/24/45	JPY	797,101,798	(911,347)	(839,330)
Receive	6-month JPY-LIBOR	Semi-Annual	0.233	Semi-Annual	07/14/46	JPY	294,600,000	532,402	533,607
Receive	6-month JPY-LIBOR	Semi-Annual	0.816	Semi-Annual	07/03/47	JPY	1,850,000	769	735
Receive	1-month USD-LIBOR	Monthly	1.578	Monthly	10/27/18	USD	71,790,000	159,951	157,255
Receive	1-month USD-LIBOR	Monthly	1.720	Monthly	10/27/19	USD	11,090,000	85,811	85,220
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD	20,500,000	824,037	824,037
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	18,400,000	422,706	421,188
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	2,130,000	9,638	9,638
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,420,000	114,966	114,598
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,970,000	11,276	11,276
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	1,270,000	54,334	54,334
Receive	3-month USD-LIBOR	Quarterly	2.188	Semi-Annual	04/04/46	USD	3,000,000	406,239	406,239
Receive	3-month USD-LIBOR	Quarterly	2.745	Semi-Annual	01/30/48	USD	7,400,000	114,326	114,326
Receive	3-month USD-LIBOR	Quarterly	2.801	Semi-Annual	01/31/48	USD	19,800,000	69,397	69,397
Receive	3-month USD-LIBOR	Quarterly	2.804	Semi-Annual	01/31/48	USD	19,800,000	69,397	69,397
Receive	3-month USD-LIBOR	Quarterly	2.830	Semi-Annual	01/31/48	USD	13,300,000	(35,937)	(35,937)
								$4,674,338	$4,501,862

At January 31, 2018, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	2.500%	Receive	3-month USD-LIBOR	06/07/18	USD	42,100,000	$1,247,213	$404,020
Call on 30-Year Interest Rate Swap	Goldman Sachs International	2.710%	Receive	3-month USD-LIBOR	07/10/18	USD	42,100,000	1,440,609	1,051,217
Call on 30-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.746%	Receive	3-month USD-LIBOR	07/25/18	USD	42,100,000	484,150	1,239,695
Put on 10-Year Interest Rate Swap	Citibank N.A.	2.953%	Pay	3-month USD-LIBOR	02/26/18	USD	52,600,000	48,655	55,589

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-Year Interest Rate Swap	Citibank N.A.	2.968%	Pay	3-month USD-LIBOR	03/29/18	USD	52,600,000	$135,445	$160,020
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	2.712%	Pay	3-month USD-LIBOR	03/15/18	USD	52,600,000	107,830	541,886
Put on 30-Year Interest Rate Swap	Deutsche Bank AG	2.600%	Pay	3-month USD-LIBOR	06/07/18	USD	42,100,000	1,241,950	2,643,213
Put on 30-Year Interest Rate Swap	Goldman Sachs International	2.710%	Pay	3-month USD-LIBOR	07/10/18	USD	42,100,000	1,440,609	2,148,518
Put on 30-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.746%	Pay	3-month USD-LIBOR	07/25/18	USD	42,100,000	494,675	2,028,963
								$6,641,136	$10,273,121

At January 31, 2018, the following over-the-counter purchased forward premium swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.950%	Receive	3-month USD-LIBOR	01/24/28	USD	44,900,000	$–	$111,187
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	2.950%	Pay	3-month USD-LIBOR	01/24/28	USD	44,900,000	–	7,124
								$–	$118,311

At January 31, 2018, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap	Citibank N.A.	2.453%	Pay	3-month USD-LIBOR	02/26/18	USD	52,600,000	$36,820	$(17,543)
Call on 10-Year Interest Rate Swap	Citibank N.A.	2.468%	Pay	3-month USD-LIBOR	03/29/18	USD	52,600,000	115,720	(84,564)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	2.212%	Pay	3-month USD-LIBOR	03/15/18	USD	52,600,000	92,050	(6,976)
Call on 30-Year Interest Rate Swap	Deutsche Bank AG	2.500%	Pay	3-month USD-LIBOR	03/07/18	USD	60,500,000	1,210,000	(82,901)
Call on 30-Year Interest Rate Swap	Goldman Sachs International	2.700%	Pay	3-month USD-LIBOR	04/10/18	USD	60,500,000	1,433,587	(2,399,627)
Call on 30-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.739%	Pay	3-month USD-LIBOR	04/25/18	USD	60,500,000	484,000	(1,110,315)
Put on 30-Year Interest Rate Swap	Deutsche Bank AG	2.600%	Receive	3-month USD-LIBOR	03/07/18	USD	60,500,000	1,094,261	(3,020,952)
Put on 30-Year Interest Rate Swap	Goldman Sachs International	2.700%	Receive	3-month USD-LIBOR	04/10/18	USD	60,500,000	1,433,587	(807,870)
Put on 30-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.739%	Receive	3-month USD-LIBOR	04/25/18	USD	60,500,000	500,835	(2,230,945)
								$6,400,860	$(9,761,693)

At January 31, 2018, the following over-the-counter written forward premium swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.096%	Pay	6-month EUR-EURIBOR	01/24/28	EUR	31,100,000	$–	$(182,050)
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	2.096%	Receive	6-month EUR-EURIBOR	01/24/28	EUR	31,100,000	–	9,423
								$–	$(172,627)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

At January 31, 2018, the following over-the-counter purchased interest rate caps were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put Option-Max[0, 10-Year Swap Rate minus 2-Year Swap Rate)-Exercise Rate]	Bank of America, N.A.	0.450%	Receive	3-month USD-LIBOR	03/29/18	USD	526,300,000	$144,733	$120,985
Put Option-Max[0, 10-Year Swap Rate minus 2-Year Swap Rate)-Exercise Rate]	Bank of America, N.A.	0.465%	Receive	3-month USD-LIBOR	04/12/18	USD	526,300,000	151,311	112,708
Put Option-Max[0, 10-Year Swap Rate minus 2-Year Swap Rate)-Exercise Rate]	Barclays Bank PLC	0.440%	Receive	3-month USD-LIBOR	02/28/18	USD	263,200,000	36,848	47,510
								$332,892	$281,203

At January 31, 2018, the following over-the-counter written interest rate floors were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call Option-Max[0, Exercise Rate minus 10-Year Swap Rate minus 2-Year Swap Rate]	Bank of America, N.A.	0.225%	Pay	3-month USD-LIBOR	04/12/18	USD	526,300,000	$131,575	$(124,926)
Call Option-Max[0, Exercise Rate minus 10-Year Swap Rate minus 2-Year Swap Rate]	Bank of America, N.A.	0.250%	Pay	3-month USD-LIBOR	03/29/18	USD	526,300,000	131,575	(116,658)
Call Option-Max[0, Exercise Rate minus 10-Year Swap Rate minus 2-Year Swap Rate]	Barclays Bank PLC	0.240%	Pay	3-month USD-LIBOR	02/28/18	USD	263,200,000	39,480	(12,981)
								$302,630	$(254,565)

At January 31, 2018, the following over-the-counter purchased option steepeners were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put Option-Max[10-Year Receiver Swap Value*10-Year Multiplier minus 2-Year Receiver Swap Value*2-Year Multiplier, 0]	Morgan Stanley Capital Services LLC	0.435%	Receive	3-month USD-LIBOR	03/12/18	USD	26,320	$2,632	$42,657
								$2,632	$42,657

At January 31, 2018, the following over-the-counter written option flatteners were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call Option-Max[10-Year Receiver Swap Value*10-Year Multiplier minus 2-Year Receiver Swap Value*2-Year Multiplier,0]	Morgan Stanley Capital Services LLC	0.235%	Pay	3-month USD-LIBOR	03/12/18	USD	26,320	$–	$(22,986)
								$–	$(22,986)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Currency Abbreviations
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Interest rate contracts	Purchased options	$10,715,292
Interest rate contracts	Written forward premium options	9,423
Foreign exchange contracts	Forward foreign currency contracts	5,448,538
Interest rate contracts	Futures contracts	644,258
Credit contracts	Credit default swaps	51,916
Interest rate contracts	Interest rate swaps	7,127,531
Total Asset Derivatives		$23,996,958

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$2,104,402
Interest rate contracts	Futures contracts	1,071,504
Interest rate contracts	Interest rate swaps	2,625,669
Interest rate contracts	Written forward preimum options	182,050
Interest rate contracts	Written options	10,039,244
Total Liability Derivatives		$16,022,869

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Morgan Stanley Capital Services LLC	Royal Bank of Scotland PLC	The Bank of New York Mellon	Totals
Assets:
Purchased options	$233,693	$165,821	$-	$215,609	$3,589,119	$3,199,735	$-	$-	$-	$3,311,315	$-	$-	$10,715,292
Forward foreign currency contracts	-	828,683	25,313	428,199	210,850	136,027	30,313	1,242,108	2,315,425	-	-	231,620	5,448,538
Written forward premium options	-	9,423	-	-	-	-	-	-	-	-	-	-	9,423
Total Assets	$233,693	$1,003,927	$25,313	$643,808	$3,799,969	$3,335,762	$30,313	$1,242,108	$2,315,425	$3,311,315	$-	$231,620	$16,173,253

Liabilities:
Forward foreign currency contracts	$-	$349,454	$81,600	$877,491	$153,452	$-	$149,945	$175,390	$317,007	$-	$-	$63	$2,104,402
Written forward premium options	-	182,050	-	-	-	-	-	-	-	-	-	-	182,050
Written options	241,584	12,981	-	102,107	3,110,829	3,207,497	-	-	-	3,364,246	-	-	10,039,244
Total Liabilities	$241,584	$544,485	$81,600	$979,598	$3,264,281	$3,207,497	$149,945	$175,390	$317,007	$3,364,246	$-	$63	$12,325,696

Net OTC derivative instruments by counterparty, at fair value	$(7,891)	$459,442	$(56,287)	$(335,790)	$535,688	$128,265	$(119,632)	$1,066,718	$1,998,418	$(52,931)	$-	$231,557	$3,847,557

Total cash collateral pledged by the Fund/(Received from counterparty)	$-	$(459,442)	$-	$335,790	$(450,000)	$-	$-	$(1,066,718)	$(1,940,000)	$-	$-	$-	$(3,580,370)

Net Exposure(1)(2)	$(7,891)	$-	$(56,287)	$-	$85,688	$128,265	$(119,632)	$-	$58,418	$(52,931)	$-	$231,557	$267,187

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.
(2)	At January 31, 2018, the Fund pledged $459,000 in cash collateral to Citibank N.A. In addition, the Fund received $480,000 and $1,170,000 in cash collateral from Barclays Bank PLC and JPMorgan Chase Bank N.A., respectively. Excess cash collateral is not shown for financial reporting purposes.

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $257,616,327.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$27,803,315
Gross Unrealized Depreciation	(16,895,837)
Net Unrealized Appreciation	$10,907,478

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Australia: 0.7%
1,146		BHP Billiton Ltd.	$28,026	0.7

		France: 7.4%
797		AXA S.A.	26,211	0.6
1,165		Carrefour S.A.	27,782	0.7
441		Cie de Saint-Gobain	25,616	0.6
1,390		Engie SA	24,136	0.6
112		L'Oreal S.A.	25,453	0.6
82		LVMH Moet Hennessy Louis Vuitton SE	25,687	0.6
1,426		Orange SA	25,768	0.6
282		Sanofi	24,887	0.6
285		Schneider Electric SE	26,704	0.6
473		Societe Generale	27,490	0.7
440		Total S.A.	25,511	0.6
898		Vivendi SA	26,311	0.6
			311,556	7.4

		Germany: 6.7%
107		Allianz SE	27,063	0.6
224		BASF SE	26,270	0.6
194		Bayer AG	25,421	0.6
287		Daimler AG	26,286	0.6
1,272		Deutsche Bank AG	23,406	0.6
1,363		Deutsche Telekom AG	23,907	0.6
2,232		E.ON AG	23,461	0.6
117	(1)	Linde AG	28,558	0.7
111		Muenchener Rueckversicherungs-Gesellschaft AG	26,115	0.6
1,202	(1)	RWE AG	24,108	0.6
174	(1)	Siemens AG	26,414	0.6
			281,009	6.7

		Japan: 5.7%
500		Bridgestone Corp.	24,403	0.6
700		Canon, Inc.	27,930	0.7
700		Honda Motor Co., Ltd.	24,686	0.6
3,600		Mitsubishi UFJ Financial Group, Inc.	27,221	0.6
2,600		Nissan Motor Co., Ltd.	27,852	0.7
1,700		Panasonic Corp.	25,240	0.6
600		Seven & I Holdings Co., Ltd.	24,756	0.6
600		Sony Corp.	28,777	0.7
400		Toyota Motor Corp.	27,559	0.6
			238,424	5.7

		Netherlands: 2.4%
1,283		ING Groep NV	25,192	0.6
641		Koninklijke Philips NV	26,127	0.6
736		Royal Dutch Shell PLC - Class A	25,803	0.6
431		Unilever NV	24,879	0.6
			102,001	2.4

		South Korea: 0.7%
12		Samsung Electronics Co., Ltd.	28,048	0.7

		Spain: 2.5%
2,832		Banco Bilbao Vizcaya Argentaria S.A.	26,577	0.6
3,674		Banco Santander SA	27,277	0.7
1,363		Repsol SA	25,653	0.6
2,481		Telefonica S.A.	25,452	0.6
			104,959	2.5

		Switzerland: 3.7%
910		ABB Ltd.	25,364	0.6
1,368		Credit Suisse Group AG	26,458	0.6
278		Nestle S.A.	24,014	0.6
290		Novartis AG	26,175	0.6
264		Swiss Re Ltd.	26,039	0.6
1,379		UBS Group AG	27,993	0.7
			156,043	3.7

		United Kingdom: 8.0%
1,190		Anglo American PLC	28,847	0.7
356		AstraZeneca PLC	24,711	0.6
3,627		Aviva PLC	26,461	0.6
9,120		Barclays PLC	25,936	0.6
3,496		BP PLC	24,942	0.6
676		Diageo PLC	24,331	0.6
1,384		GlaxoSmithKline PLC	25,762	0.6
2,377		HSBC Holdings PLC	25,359	0.6
2,090		National Grid PLC	23,948	0.6
972		Prudential PLC	26,312	0.6
478		Rio Tinto PLC	26,607	0.6
2,373	(1)	Standard Chartered PLC	27,610	0.7
7,742		Vodafone Group PLC	24,680	0.6
			335,506	8.0

		United States: 60.2%
264		3M Co.	66,132	1.6
60	(1)	Alphabet, Inc. - Class C	70,196	1.7
53	(1)	Amazon.com, Inc.	76,897	1.8
440		American Tower Corp.	64,988	1.6
465		Aon PLC	66,109	1.6
368		Apple, Inc.	61,614	1.5
1,008		Bristol-Myers Squibb Co.	63,101	1.5
395		Caterpillar, Inc.	64,298	1.5
496		Chevron Corp.	62,174	1.5
831		Citigroup, Inc.	65,217	1.6
1,354		Coca-Cola Co.	64,437	1.5
825		Colgate-Palmolive Co.	61,248	1.5
871		DowDuPont, Inc.	65,830	1.6
896		Emerson Electric Co.	64,718	1.5
741		Exxon Mobil Corp.	64,689	1.5
4,974		Ford Motor Co.	54,565	1.3
3,577		General Electric Co.	57,840	1.4
242		Goldman Sachs Group, Inc.	64,829	1.6
2,923		HP, Inc.	68,164	1.6
1,349		Intel Corp.	64,941	1.6
406		International Business Machines Corp.	66,462	1.6
438		Johnson & Johnson	60,527	1.4
1,640		Johnson Controls International plc	64,173	1.5
580		JPMorgan Chase & Co.	67,089	1.6
511		Kimberly-Clark Corp.	59,787	1.4

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
761	Marsh & McLennan Cos., Inc.	$63,559	1.5
361	McDonald's Corp.	61,782	1.5
1,104	Merck & Co., Inc.	65,412	1.6
726	Microsoft Corp.	68,977	1.6
1,180	Morgan Stanley	66,729	1.6
988	Nike, Inc.	67,401	1.6
522	PepsiCo, Inc.	62,797	1.5
1,712	Pfizer, Inc.	63,412	1.5
594	Philip Morris International, Inc.	63,695	1.5
675	Procter & Gamble Co.	58,280	1.4
595	Texas Instruments, Inc.	65,254	1.6
1,800	Twenty-First Century Fox, Inc. - Class A	66,420	1.6
485	United Technologies Corp.	66,935	1.6
627	Wal-Mart Stores, Inc.	66,838	1.6
		2,517,516	60.2

	Total Common Stock
	(Cost $3,301,249)	4,103,088	98.0

EXCHANGE-TRADED FUNDS: 1.5%
628	iShares Global 100 ETF	61,136	1.5

	Total Exchange-Traded Funds
	(Cost $59,978)	61,136	1.5

	Total Long-Term Investments
	(Cost $3,361,227)	4,164,224	99.5

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
3,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
	(Cost $3,000)	3,000	0.1

	Total Short-Term Investments
	(Cost $3,000)	3,000	0.1

	Total Investments in Securities (Cost $3,364,227)	$4,167,224	99.6
	Assets in Excess of Other Liabilities	17,473	0.4
	Net Assets	$4,184,697	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of January 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	20.1%
Consumer Staples	14.1
Consumer Discretionary	13.4
Information Technology	12.6
Industrials	11.5
Health Care	9.6
Energy	5.4
Materials	4.9%
Utilities	2.4
Telecommunication Services	2.4
Real Estate	1.6
Exchange-Traded Funds	1.5
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$28,026	$–	$28,026
France	–	311,556	–	311,556
Germany	28,558	252,451	–	281,009
Japan	–	238,424	–	238,424
Netherlands	–	102,001	–	102,001
South Korea	–	28,048	–	28,048
Spain	–	104,959	–	104,959
Switzerland	–	156,043	–	156,043
United Kingdom	–	335,506	–	335,506
United States	2,517,516	–	–	2,517,516
Total Common Stock	2,546,074	1,557,014	–	4,103,088
Exchange-Traded Funds	61,136	–	–	61,136
Short-Term Investments	3,000	–	–	3,000
Total Investments, at fair value	$2,610,210	$1,557,014	$–	$4,167,224

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,392,334.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$818,890
Gross Unrealized Depreciation	(43,821)

Net Unrealized Appreciation	$775,069

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.5%
		Canada: 2.4%
7,359		Canadian Imperial Bank of Commerce - XTSE	$729,080	0.9
42,632		Shaw Communications, Inc. - Class B	930,625	1.1
6,645		TransCanada Corp.	305,940	0.4
			1,965,645	2.4

		France: 10.6%
18,141		BNP Paribas	1,498,343	1.8
17,229		Casino Guichard Perrachon S.A.	1,006,690	1.2
15,970		Cie de Saint-Gobain	927,619	1.1
76,634		Engie SA	1,330,688	1.6
36,700		Orange SA	663,161	0.8
11,266		Sanofi	994,249	1.2
24,200		Total S.A.	1,403,123	1.7
9,523		Vinci S.A.	1,029,240	1.2
			8,853,113	10.6

		Germany: 2.1%
8,600		Daimler AG	787,651	0.9
54,021		Deutsche Bank AG	994,028	1.2
			1,781,679	2.1

		Ireland: 1.2%
11,800		Medtronic PLC	1,013,502	1.2

		Italy: 3.8%
69,164		Assicurazioni Generali S.p.A.	1,372,158	1.6
42,486		ENI S.p.A.	764,847	0.9
48,056	(1)	UniCredit SpA	1,059,526	1.3
			3,196,531	3.8

		Japan: 8.1%
10,700		Canon, Inc.	426,930	0.5
33,400		Itochu Corp.	657,202	0.8
17,300		Japan Airlines Co. Ltd.	653,724	0.8
19,500		Japan Tobacco, Inc.	646,226	0.8
178,500		Mitsubishi UFJ Financial Group, Inc.	1,349,705	1.6
4,200		Murata Manufacturing Co., Ltd.	621,109	0.8
92,300		Nissan Motor Co., Ltd.	988,765	1.2
30,200		Sumitomo Mitsui Financial Group, Inc.	1,360,086	1.6
			6,703,747	8.1

		Netherlands: 2.6%
18,200	(1)	ArcelorMittal	659,159	0.8
43,141		Royal Dutch Shell PLC	1,514,992	1.8
			2,174,151	2.6

		Singapore: 1.2%
230,500		Singapore Telecommunications Ltd.	621,909	0.7
18,000		United Overseas Bank Ltd.	375,713	0.5
			997,622	1.2

		Spain: 2.1%
18,000		ACS Actividades de Construccion y Servicios S.A.	720,229	0.9
99,337		Telefonica S.A.	1,019,059	1.2
			1,739,288	2.1

		Sweden: 0.8%
101,100		Telefonaktiebolaget LM Ericsson	650,259	0.8

		Switzerland: 5.2%
40,905		Credit Suisse Group AG	791,145	0.9
127,400		Glencore PLC	730,180	0.9
11,617		Novartis AG	1,048,516	1.3
4,177		Roche Holding AG	1,032,029	1.2
2,169		Zurich Insurance Group AG	713,488	0.9
			4,315,358	5.2

		United Kingdom: 10.0%
231,305		Barclays PLC	657,811	0.8
15,375		Imperial Brands PLC	632,734	0.8
196,031		J Sainsbury PLC	705,329	0.8
216,000		Kingfisher PLC	1,063,315	1.3
10,800		Reckitt Benckiser Group PLC	1,042,957	1.3
13,301		Rio Tinto PLC	740,374	0.9
35,900		SSE PLC	665,765	0.8
94,200	(1)	Standard Chartered PLC	1,096,039	1.3
526,267		Vodafone Group PLC	1,677,652	2.0
			8,281,976	10.0

		United States: 43.4%
3,523		AbbVie, Inc.	395,351	0.5
5,500		Allergan plc	991,430	1.2
8,600		American Electric Power Co., Inc.	591,508	0.7
5,529		Amgen, Inc.	1,028,671	1.2
11,928		Apple, Inc.	1,997,105	2.4
15,065		Bristol-Myers Squibb Co.	943,069	1.1
9,200		Bunge Ltd.	730,756	0.9
40,569		Cisco Systems, Inc.	1,685,236	2.0
21,725		Citigroup, Inc.	1,704,978	2.1
23,300		ConocoPhillips	1,370,273	1.6
11,039		Eli Lilly & Co.	899,127	1.1
9,837		Eversource Energy	620,616	0.7
11,942		Exxon Mobil Corp.	1,042,537	1.3
18,900		Gap, Inc.	628,236	0.8
101,830		General Electric Co.	1,646,591	2.0
12,900		Gilead Sciences, Inc.	1,081,020	1.3
30,300	(2)	Hanesbrands, Inc.	658,116	0.8
9,792		Intel Corp.	471,387	0.6
8,500		International Business Machines Corp.	1,391,450	1.7
9,500		Las Vegas Sands Corp.	736,440	0.9
26,440		Macy's, Inc.	686,118	0.8
50,500	(2)	Mattel, Inc.	799,920	1.0
5,558		McDonald's Corp.	951,196	1.1
11,400		Merck & Co., Inc.	675,450	0.8
23,028		Metlife, Inc.	1,106,956	1.3
15,143		Microsoft Corp.	1,438,736	1.7

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
52,100	Mosaic Co.	$1,422,330	1.7
24,800	Nielsen Holdings PLC	927,768	1.1
37,756	Pfizer, Inc.	1,398,482	1.7
12,100	Philip Morris International, Inc.	1,297,483	1.6
6,432	PNC Financial Services Group, Inc.	1,016,385	1.2
11,554	Procter & Gamble Co.	997,572	1.2
15,300	Qualcomm, Inc.	1,044,225	1.3
13,200	Schlumberger Ltd.	971,256	1.2
13,063	Verizon Communications, Inc.	706,316	0.8
		36,054,090	43.4

	Total Common Stock
	(Cost $66,912,915)	77,726,961	93.5

RIGHTS: 0.0%
	Italy: –%
48,056	(1) UniCredit SpA	–	–

	Spain: 0.0%
18,000	(1) ACS Actividades de Construccion y Servicios SA	9,431	0.0

	Total Rights
	(Cost $9,907)	9,431	0.0

	Total Long-Term Investments
	(Cost $66,922,822)	77,736,392	93.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
	Securities Lending Collateral(3): 1.5%
211,698	Bank of Nova Scotia, Repurchase Agreement dated 01/31/18, 1.32%, due 02/01/18 (Repurchase Amount $211,706, collateralized by various U.S. Government Securities, 0.000%-6.625%, Market Value plus accrued interest $215,940, due 02/28/18-09/09/49)	211,698	0.3
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 01/31/18, 1.35%, due 02/01/18 (Repurchase Amount $1,000,037, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,019,973, due 02/15/18-12/01/51)	$1,000,000	1.2
		1,211,698	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.1%
5,066,577	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
	(Cost $5,066,577)	5,066,577	6.1

	Total Short-Term Investments
	(Cost $6,278,275)	6,278,275	7.6

	Total Investments in Securities (Cost $73,201,097)	$84,014,667	101.1
	Liabilities in Excess of Other Assets	(909,669)	(1.1)
	Net Assets	$83,104,998	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of January 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	19.0%
Health Care	13.8
Information Technology	11.8
Consumer Discretionary	9.9
Energy	8.9
Consumer Staples	8.6
Industrials	7.9
Telecommunication Services	5.5
Materials	4.3
Utilities	3.8
Short-Term Investments	7.6
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Common Stock
Canada	$1,965,645	$–	$–	$1,965,645
France	–	8,853,113	–	8,853,113
Germany	–	1,781,679	–	1,781,679
Ireland	1,013,502	–	–	1,013,502
Italy	–	3,196,531	–	3,196,531
Japan	–	6,703,747	–	6,703,747
Netherlands	–	2,174,151	–	2,174,151
Singapore	–	997,622	–	997,622
Spain	–	1,739,288	–	1,739,288
Sweden	–	650,259	–	650,259
Switzerland	–	4,315,358	–	4,315,358
United Kingdom	–	8,281,976	–	8,281,976
United States	36,054,090	–	–	36,054,090
Total Common Stock	39,033,237	38,693,724	–	77,726,961
Rights	9,431	–	–	9,431
Short-Term Investments	5,066,577	1,211,698	–	6,278,275
Total Investments, at fair value	$44,109,245	$39,905,422	$–	$84,014,667

(1)	For the period ended January 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2018, securities valued at $1,295,265 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $74,738,149.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$13,108,890
Gross Unrealized Depreciation	(3,706,723)

Net Unrealized Appreciation	$9,402,167

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.6%
		Australia: 1.9%
51,866	(1)	BHP Billiton Ltd. ADR	$2,542,471	0.9
268,161		Challenger Ltd.	2,939,402	1.0
			5,481,873	1.9

		Canada: 1.2%
107,156		Canadian Natural Resources Ltd.	3,659,377	1.2

		China: 3.2%
8,483	(2)	Alibaba Group Holding Ltd. ADR	1,732,992	0.6
12,100,000	(2),(3)	China Hongxing Sports Ltd.	–	–
351,689		China Mobile Ltd.	3,703,424	1.2
188,500		Ping An Insurance Group Co. of China Ltd.	2,220,151	0.7
33,000		Tencent Holdings Ltd.	1,949,886	0.7
			9,606,453	3.2

		Denmark: 0.7%
1,214	(2)	AP Moller - Maersk A/S - Class B	2,195,249	0.7

		France: 6.9%
11,114		LVMH Moet Hennessy Louis Vuitton SE	3,481,494	1.2
538,923	(2)	Natixis SA	4,907,398	1.6
213,886		Orange SA	3,864,876	1.3
28,878		Renault S.A.	3,171,782	1.0
59,844		Societe Generale	3,478,008	1.2
113,366		SUEZ	1,689,906	0.6
			20,593,464	6.9

		Germany: 3.4%
30,874		BASF SE	3,620,854	1.2
57,061		Deutsche Wohnen SE	2,580,062	0.9
26,359	(2)	Siemens AG	4,001,431	1.3
			10,202,347	3.4

		India: 0.9%
496,799		Yes Bank Ltd.	2,759,478	0.9

		Ireland: 1.2%
40,947		Medtronic PLC	3,516,938	1.2

		Italy: 1.7%
416,575		Enel S.p.A.	2,648,350	0.9
632,838		Intesa Sanpaolo SpA - ISP	2,486,523	0.8
			5,134,873	1.7

		Japan: 6.5%
39,600		Chugai Pharmaceutical Co., Ltd.	2,092,947	0.7
107,321		LIXIL Group Corp.	3,024,157	1.0
129,115		Mitsubishi Corp.	3,618,495	1.2
65,400		Sompo Holdings, Inc.	2,626,077	0.9
209,887		Panasonic Corp.	3,116,235	1.1
22,700		Rohm Co., Ltd.	2,500,756	0.8
20,100		Shin-Etsu Chemical Co., Ltd.	2,299,760	0.8
			19,278,427	6.5

		Netherlands: 2.2%
93,896		Royal Dutch Shell PLC - Class A ADR	6,595,255	2.2

		Singapore: 0.8%
9,582		Broadcom Ltd.	2,376,624	0.8

		Sweden: 1.1%
160,520		Volvo AB - B Shares	3,276,300	1.1

		Switzerland: 4.5%
58,103		Nestle S.A.	5,019,052	1.7
47,407		Novartis AG	4,278,818	1.4
16,707		Roche Holding AG	4,127,870	1.4
			13,425,740	4.5

		Taiwan: 1.5%
100,134		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,537,072	1.5

		United Kingdom: 4.8%
61,359		AstraZeneca PLC	4,259,127	1.4
48,136		British American Tobacco PLC	3,289,935	1.1
105,476		Diageo PLC	3,796,331	1.3
111,368		Prudential PLC	3,014,740	1.0
			14,360,133	4.8

		United States: 52.1%
2,926	(2)	Alphabet, Inc. - Class A	3,459,176	1.2
6,105	(2)	Amazon.com, Inc.	8,857,683	3.0
54,987		Apple, Inc.	9,206,473	3.1
37,597		CBS Corp. - Class B	2,165,963	0.7
97,241		Citizens Financial Group, Inc.	4,463,362	1.5
92,422		Coca-Cola Co.	4,398,363	1.5
30,987		Deere & Co.	5,156,857	1.7
57,899		DowDuPont, Inc.	4,376,006	1.5
63,900		Exxon Mobil Corp.	5,578,470	1.9
15,055	(2)	Facebook, Inc.	2,813,629	0.9
22,711		General Dynamics Corp.	5,052,743	1.7
74,390		Hartford Financial Services Group, Inc.	4,371,156	1.5
18,608		Hubbell, Inc.	2,529,758	0.8
64,114		Intercontinental Exchange, Inc.	4,734,178	1.6
34,325		Johnson & Johnson	4,743,372	1.6
66,316		JPMorgan Chase & Co.	7,670,772	2.6
34,311		Kraft Heinz Co.	2,689,639	0.9
12,073		Lam Research Corp.	2,312,221	0.8
81,332		Lazard Ltd.	4,763,615	1.6
26,426		Lowe's Cos, Inc.	2,767,595	0.9
19,529		McDonald's Corp.	3,342,193	1.1
49,679		Merck & Co., Inc.	2,943,481	1.0
29,717		Microchip Technology, Inc.	2,829,653	1.0

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
98,296	Microsoft Corp.	$9,339,103	3.1
30,166	Mid-America Apartment Communities, Inc.	2,876,931	1.0
44,746	NetApp, Inc.	2,751,879	0.9
26,682	NextEra Energy, Inc.	4,226,962	1.4
46,905	Nucor Corp.	3,140,759	1.1
29,726	Occidental Petroleum Corp.	2,228,558	0.7
101,123	Oracle Corp.	5,216,936	1.7
38,521	Philip Morris International, Inc.	4,130,607	1.4
72,580	Tapestry, Inc.	3,414,163	1.1
44,180	Timken Co.	2,321,659	0.8
25,746	UnitedHealth Group, Inc.	6,096,138	2.0
12,576	Vail Resorts, Inc.	2,748,611	0.9
85,618	Wells Fargo & Co.	5,631,952	1.9
		155,350,616	52.1

	Total Common Stock
	(Cost $214,404,004)	282,350,219	94.6

PREFERRED STOCK: 0.7%
	Germany: 0.7%
9,814	Volkswagen AG	2,158,152	0.7

	Total Preferred Stock
	(Cost $2,011,962)	2,158,152	0.7

	Total Long-Term Investments
	(Cost $216,415,966)	284,508,371	95.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateral(4): 0.9%
574,307	Bank of Nova Scotia, Repurchase Agreement dated 01/31/18, 1.32%, due 02/01/18 (Repurchase Amount $574,328, collateralized by various U.S. Government Securities, 0.000%-6.625%, Market Value plus accrued interest $585,815, due 02/28/18-09/09/49)	574,307	0.2
1,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 01/31/18, 1.35%, due 02/01/18 (Repurchase Amount $1,000,037, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 02/25/18-09/01/49)	1,000,000	0.4
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 01/31/18, 1.35%, due 02/01/18 (Repurchase Amount $1,000,037, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,019,973, due 02/15/18-12/01/51)	1,000,000	0.3
		2,574,307	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
9,294,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
	(Cost $9,294,000)	9,294,000	3.1

	Total Short-Term Investments
	(Cost $11,868,307)	11,868,307	4.0

	Total Investments in Securities (Cost $228,284,273)	$296,376,678	99.3
	Assets in Excess of Other Liabilities	2,103,501	0.7
	Net Assets	$298,480,179	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of January 31, 2018.

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	18.8%
Information Technology	17.1
Consumer Discretionary	11.7
Health Care	10.7
Industrials	10.3
Consumer Staples	7.9
Energy	6.0
Materials	5.5
Utilities	2.9
Telecommunication Services	2.5
Real Estate	1.9
Short-Term Investments	4.0
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$2,542,471	$2,939,402	$–	$5,481,873
Canada	3,659,377	–	–	3,659,377
China	1,732,992	7,873,461	–	9,606,453
Denmark	2,195,249	–	–	2,195,249
France	–	20,593,464	–	20,593,464
Germany	–	10,202,347	–	10,202,347
India	–	2,759,478	–	2,759,478
Ireland	3,516,938	–	–	3,516,938
Italy	–	5,134,873	–	5,134,873
Japan	–	19,278,427	–	19,278,427
Netherlands	6,595,255	–	–	6,595,255
Singapore	2,376,624	–	–	2,376,624
Sweden	–	3,276,300	–	3,276,300
Switzerland	–	13,425,740	–	13,425,740
Taiwan	4,537,072	–	–	4,537,072
United Kingdom	–	14,360,133	–	14,360,133
United States	155,350,616	–	–	155,350,616
Total Common Stock	182,506,594	99,843,625	–	282,350,219
Preferred Stock	–	2,158,152	–	2,158,152
Short-Term Investments	9,294,000	2,574,307	–	11,868,307
Total Investments, at fair value	$191,800,594	$104,576,084	$–	$296,376,678
Other Financial Instruments+
Futures	1,255,531	–	–	1,255,531
Total Assets	$193,056,125	$104,576,084	$–	$297,632,209

(1)	For the period ended January 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2018, securities valued at $3,238,470 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

At January 31, 2018, the following futures contracts were outstanding for Voya Global Equity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	167	03/16/18	$10,502,630	$1,207,093
S&P 500 E-Mini	6	03/16/18	847,740	48,438
			$11,350,370	$1,255,531

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$1,255,531
Total Asset Derivatives		$1,255,531

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $231,562,681.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$72,063,148
Gross Unrealized Depreciation	(2,835,729)

Net Unrealized Appreciation	$69,227,419

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Australia: 1.7%
3,012		National Australia Bank Ltd.	$70,562	0.7
5,168		QBE Insurance Group Ltd.	44,805	0.4
8,770		Telstra Corp., Ltd.	25,929	0.2
16,693		Vicinity Centres	36,289	0.4
			177,585	1.7

		Belgium: 0.3%
232		Groupe Bruxelles Lambert S.A.	27,331	0.3

		Canada: 4.4%
2,254		AltaGas Ltd.	50,523	0.5
743		Bank of Montreal	61,210	0.6
898		Bank of Nova Scotia	59,662	0.6
522		BCE, Inc.	24,411	0.2
729		Canadian Imperial Bank of Commerce - XTSE	72,224	0.7
2,421		CI Financial Corp.	58,281	0.6
1,078		Great-West Lifeco, Inc.	30,482	0.3
1,098		National Bank Of Canada	56,989	0.5
1,920		Shaw Communications, Inc. - Class B	41,912	0.4
			455,694	4.4

		China: 0.6%
11,500		BOC Hong Kong Holdings Ltd.	58,651	0.6

		Denmark: 0.3%
507		Novo Nordisk A/S	28,138	0.3

		Finland: 0.9%
1,104		Nokian Renkaat OYJ	55,777	0.5
960		Orion Oyj	38,510	0.4
			94,287	0.9

		France: 2.2%
1,220		Bouygues SA	67,806	0.7
287		Cie Generale des Etablissements Michelin	45,913	0.4
2,922		Credit Agricole SA	55,091	0.5
1,979		Electricite de France SA	27,212	0.3
250	(1)	Fonciere Des Regions	27,478	0.3
			223,500	2.2

		Germany: 4.2%
622		Bayer AG	81,506	0.8
648	(2)	Covestro AG	74,618	0.7
1,512		Deutsche Post AG	71,419	0.7
1,461		Evonik Industries AG	57,732	0.6
705		Hugo Boss AG	64,750	0.6
460		MAN SE	54,713	0.5
845		ProSiebenSat.1 Media SE	32,372	0.3
			437,110	4.2

		Hong Kong: 1.5%
1,200		Hang Seng Bank Ltd.	28,511	0.3
36,000		HKT Trust / HKT Ltd.	44,870	0.4
4,000		Power Assets Holdings Ltd.	35,548	0.3
24,613		NWS Holdings Ltd.	47,838	0.5
			156,767	1.5

		Ireland: 0.7%
881		Medtronic PLC	75,669	0.7

		Israel: 1.0%
43,857		Bezeq Israeli Telecommunication Corp., Ltd.	72,287	0.7
7,305		Israel Chemicals Ltd.	30,748	0.3
			103,035	1.0

		Japan: 8.7%
1,300		Aozora Bank Ltd.	52,803	0.5
500		Asahi Group Holdings, Ltd.	25,261	0.2
3,700		Astellas Pharma, Inc.	48,660	0.5
1,500		Canon, Inc.	59,850	0.6
100		Daito Trust Construction Co., Ltd.	17,526	0.2
1,200		Fuji Film Holdings Corp.	46,256	0.4
1,600		Japan Airlines Co. Ltd.	60,460	0.6
4,300		Japan Post Bank Co. Ltd.	58,201	0.6
1,600		Japan Tobacco, Inc.	53,024	0.5
800		Lawson, Inc.	54,252	0.5
600		MEIJI Holdings Co., Ltd.	50,323	0.5
800		Mixi, Inc.	35,325	0.3
2,300		NTT DoCoMo, Inc.	57,149	0.6
3,400		Obayashi Corp.	41,050	0.4
400		Obic Co., Ltd.	31,262	0.3
800		Oracle Corp. Japan	64,615	0.6
800		Sankyo Co., Ltd.	25,993	0.3
400		Shimamura Co., Ltd.	47,026	0.5
1,100		Takeda Pharmaceutical Co., Ltd.	64,431	0.6
			893,467	8.7

		Luxembourg: 0.6%
699		RTL Group SA	59,266	0.6

		Netherlands: 3.9%
574		Akzo Nobel NV	53,723	0.5
3,910		ING Groep NV	76,774	0.7
599		LyondellBasell Industries NV - Class A	71,784	0.7
1,491		NN Group NV	70,323	0.7
3,697		Royal Dutch Shell PLC - Class A	129,612	1.3
			402,216	3.9

		Norway: 0.6%
3,454		Marine Harvest	59,809	0.6

		Portugal: 0.4%
2,177		Jeronimo Martins SGPS SA	46,368	0.4

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: 1.6%
29,600		CapitaLand Mall Trust	$47,385	0.5
65,500		Hutchison Port Holdings Trust	27,089	0.3
3,700		Oversea-Chinese Banking Corp., Ltd.	36,378	0.3
12,000		SATS Ltd	50,462	0.5
			161,314	1.6

		Spain: 1.0%
1,389		Abertis Infraestructuras SA	33,698	0.3
2,200		Endesa S.A.	49,385	0.5
1,141		Red Electrica Corp. SA	24,066	0.2
			107,149	1.0

		Switzerland: 2.5%
255		Kuehne & Nagel International AG	46,832	0.4
692		Nestle S.A.	59,776	0.6
315		Roche Holding AG	77,828	0.8
212		Zurich Insurance Group AG	69,737	0.7
			254,173	2.5

		United Kingdom: 5.8%
5,518		Aviva PLC	40,256	0.4
6,581		Barratt Developments PLC	54,667	0.5
474		Berkeley Group Holdings PLC	26,689	0.3
11,215		Direct Line Insurance Group PLC	58,798	0.6
3,372		GlaxoSmithKline PLC	62,767	0.6
1,518		Imperial Brands PLC	62,471	0.6
6,007		Investec PLC - INVP - GBP	46,670	0.4
13,408		Marks & Spencer Group PLC	57,336	0.5
1,909		Persimmon PLC	67,817	0.7
10,207		Royal Mail PLC	68,006	0.7
15,295		Vodafone Group PLC	48,758	0.5
			594,235	5.8

		United States: 56.4%
239		3M Co.	59,870	0.6
5,285		AES Corp.	61,095	0.6
748		Aflac, Inc.	65,974	0.6
2,791		AGNC Investment Corp.	52,443	0.5
334		Air Products & Chemicals, Inc.	56,236	0.5
1,084		Altria Group, Inc.	76,249	0.7
587		Ameren Corp.	33,242	0.3
474		American Express Co.	47,116	0.5
696		Amphenol Corp.	64,568	0.6
4,796		Annaly Capital Management, Inc.	50,550	0.5
950		Apple, Inc.	159,059	1.5
2,832		AT&T, Inc.	106,058	1.0
165		AvalonBay Communities, Inc.	28,116	0.3
266		Avery Dennison Corp.	32,633	0.3
564		Axis Capital Holdings Ltd.	28,499	0.3
279		Becton Dickinson & Co.	67,780	0.7
966		Best Buy Co., Inc.	70,576	0.7
198		Boeing Co.	70,165	0.7
1,293		Bristol-Myers Squibb Co.	80,942	0.8
629		Broadridge Financial Solutions, Inc. ADR	60,642	0.6
1,622		CA, Inc.	58,149	0.6
400		Camden Property Trust	34,624	0.3
465		Carnival Corp.	33,299	0.3
2,046		Centerpoint Energy, Inc.	57,656	0.6
801		Chevron Corp.	100,405	1.0
2,644		Cisco Systems, Inc.	109,832	1.1
4,796		Colony NorthStar, Inc.	43,068	0.4
638		Consolidated Edison, Inc.	51,270	0.5
796		CVS Health Corp.	62,637	0.6
598		Darden Restaurants, Inc.	57,318	0.6
885		Eli Lilly & Co.	72,083	0.7
198		Everest Re Group Ltd.	45,500	0.4
784		Expeditors International Washington, Inc.	50,921	0.5
591		Extra Space Storage, Inc.	49,337	0.5
1,690		Exxon Mobil Corp.	147,537	1.4
652		Fidelity National Information Services, Inc.	66,739	0.6
1,907		FirstEnergy Corp.	62,740	0.6
2,143		H&R Block, Inc.	56,875	0.6
599		Home Depot, Inc.	120,339	1.2
524		Honeywell International, Inc.	83,667	0.8
3,070		HP, Inc.	71,592	0.7
2,652		Intel Corp.	127,667	1.2
574		International Business Machines Corp.	93,964	0.9
1,328		Iron Mountain, Inc.	46,520	0.4
305		JM Smucker Co.	38,701	0.4
1,056		Johnson & Johnson	145,929	1.4
380	(3)	Kellogg Co.	25,882	0.2
431		Kimberly-Clark Corp.	50,427	0.5
554		KLA-Tencor Corp.	60,829	0.6
1,073		Kohl's Corp.	69,498	0.7
257		Lockheed Martin Corp.	91,196	0.9
1,108		Maxim Integrated Products	67,588	0.7
538		McDonald's Corp.	92,073	0.9
351		Microsoft Corp.	33,349	0.3
554		Monsanto Co.	67,477	0.7
531		Motorola Solutions, Inc.	52,813	0.5
233		Northrop Grumman Corp.	79,343	0.8
800		Omnicom Group	61,320	0.6
1,869		Oracle Corp.	96,422	0.9
871		Paychex, Inc.	59,446	0.6
736		PepsiCo, Inc.	88,541	0.9
2,966		Pfizer, Inc.	109,861	1.1
819		Philip Morris International, Inc.	87,821	0.9
591		Phillips 66	60,518	0.6
2,348		Plains GP Holdings L.P.	49,965	0.5
651		Procter & Gamble Co.	56,207	0.5

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
223	Public Storage, Inc.	$43,654	0.4
510	Quest Diagnostics, Inc.	53,968	0.5
371	Raytheon Co.	77,517	0.8
763	Republic Services, Inc.	52,494	0.5
577	T. Rowe Price Group, Inc.	64,411	0.6
1,001	Target Corp.	75,295	0.7
763	Texas Instruments, Inc.	83,678	0.8
488	Travelers Cos., Inc.	73,161	0.7
483	UnitedHealth Group, Inc.	114,365	1.1
1,420	US Bancorp	81,139	0.8
116	Vail Resorts, Inc.	25,353	0.2
791	Valero Energy Corp.	75,912	0.7
987	Wal-Mart Stores, Inc.	105,214	1.0
305	Walt Disney Co.	33,144	0.3
747	Waste Management, Inc.	66,057	0.6
1,884	Wells Fargo & Co.	123,930	1.2
310	Western Digital Corp.	27,584	0.3
3,000	Western Union Co.	62,370	0.6
787	Xilinx, Inc.	57,467	0.6
		5,817,471	56.4

	Total Common Stock (Cost $8,669,568)	10,233,235	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateral(4): 0.3%
26,144	Cantor Fitzgerald Securities, Repurchase Agreement dated 01/31/18, 1.35%, due 02/01/18 (Repurchase Amount $26,145, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $26,667, due 02/25/18-09/01/49)
	(Cost $26,144)	26,144	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
65,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
	(Cost $65,000)	65,000	0.6

	Total Short-Term Investments (Cost $91,144)	91,144	0.9

	Total Investments in Securities (Cost $8,760,712)	$10,324,379	100.2
	Liabilities in Excess of Other Assets	(18,895)	(0.2)
	Net Assets	$10,305,484	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of January 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	17.1%
Information Technology	15.9
Consumer Discretionary	12.4
Industrials	11.8
Health Care	11.0
Consumer Staples	9.6
Energy	6.0
Materials	4.3
Utilities	3.9
Real Estate	3.7
Telecommunication Services	3.6
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$177,585	$–	$177,585
Belgium	–	27,331	–	27,331
Canada	455,694	–	–	455,694
China	–	58,651	–	58,651
Denmark	–	28,138	–	28,138
Finland	–	94,287	–	94,287
France	27,212	196,288	–	223,500
Germany	54,713	382,397	–	437,110
Hong Kong	44,870	111,897	–	156,767
Ireland	75,669	–	–	75,669
Israel	–	103,035	–	103,035
Japan	–	893,467	–	893,467
Luxembourg	–	59,266	–	59,266
Netherlands	71,784	330,432	–	402,216
Norway	–	59,809	–	59,809
Portugal	46,368	–	–	46,368
Singapore	47,385	113,929	–	161,314
Spain	–	107,149	–	107,149
Switzerland	–	254,173	–	254,173
United Kingdom	67,817	526,418	–	594,235
United States	5,817,471	–	–	5,817,471
Total Common Stock	6,708,983	3,524,252	–	10,233,235
Short-Term Investments	65,000	26,144	–	91,144
Total Investments, at fair value	$6,773,983	$3,550,396	$–	$10,324,379

(1)	For the period ended January 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2018, securities valued at $167,190 and $168,112 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $8,767,651.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,651,299
Gross Unrealized Depreciation	(93,971)

Net Unrealized Appreciation	$1,557,328

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.6%
	Affiliated Investment Companies: 99.6%
217,849	Voya Corporate Leaders ® 100 Fund - Class R6	$5,012,706	9.9
494,744	Voya Global Bond Fund - Class R6	5,051,341	10.0
289,554	Voya Global Real Estate Fund - Class R6	5,078,774	10.0
607,835	Voya GNMA Income Fund - Class I	5,038,950	10.0
624,339	Voya High Yield Bond Fund - Class R6	5,057,147	10.0
504,621	Voya Intermediate Bond Fund - Class R6	5,046,213	10.0
185,543	(1) Voya MidCap Opportunities Fund - Class R6	5,024,496	9.9
353,007	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,086,832	10.0
449,756	Voya Multi-Manager International Factors Fund - Class I	5,028,276	9.9
285,860	Voya Small Company Fund - Class R6	5,019,702	9.9

	Total Mutual Funds (Cost $46,612,018)	50,444,437	99.6

	Assets in Excess of Other Liabilities	212,104	0.4
	Net Assets	$50,656,541	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Mutual Funds	$50,444,437	$–	$–	$50,444,437
Total Investments, at fair value	$50,444,437	$–	$–	$50,444,437

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/18	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$4,467,133	$560,597	$(262,635)	$247,611	$5,012,706	$-	$67,140	$66,550
Voya Global Bond Fund - Class R6	4,415,205	585,708	(82,678)	133,106	5,051,341	596	5,161	-
Voya Global Real Estate Fund - Class R6	4,437,062	1,233,481	(182,095)	(409,674)	5,078,774	-	(24,689)	585,415
Voya GNMA Income Fund - Class I	4,421,915	780,497	(89,371)	(74,091)	5,038,950	(2,043)	(2,512)	-
Voya High Yield Bond Fund - Class R6	4,446,244	725,834	(82,368)	(32,563)	5,057,147	749	4,491	-
Voya Intermediate Bond Fund - Class R6	4,432,427	757,271	(85,950)	(57,535)	5,046,213	430	909	-
Voya MidCap Opportunities Fund - Class R6	4,531,222	985,864	(404,915)	(87,675)	5,024,496	-	1,247	575,406
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,608,665	475,807	(270,579)	272,939	5,086,832	-	149,140	-
Voya Multi-Manager International Factors Fund - Class I	4,528,247	682,238	(215,861)	33,652	5,028,276	-	39,381	133,057
Voya Small Company Fund - Class R6	4,451,617	912,968	(106,236)	(238,647)	5,019,702	-	(2,158)	485,428
	$44,739,737	$7,700,265	$(1,782,688)	$(212,877)	$50,444,437	$(268)	$238,110	$1,845,856

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $47,222,237.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,516,292
Gross Unrealized Depreciation	(1,294,092)

Net Unrealized Appreciation	$3,222,200

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Australia: 5.4%
2,912,967		Dexus	$22,360,925	1.2
6,384,675		GPT Group	25,879,748	1.4
13,674,477		Mirvac Group	24,298,829	1.4
7,219,558		Scentre Group	24,225,649	1.4
			96,765,151	5.4

		Canada: 1.9%
267,381		Canadian Real Estate Investment Trust	9,677,888	0.5
375,800		Chartwell Retirement Residences	4,766,244	0.3
467,572		H&R Real Estate Investment Trust	7,990,539	0.5
447,700		SmartCentres Real Estate Investment Trust	11,010,508	0.6
			33,445,179	1.9

		France: 5.5%
152,330	(1)	Gecina S.A.	29,765,301	1.7
743,788		Klepierre SA	33,981,575	1.9
134,634		Unibail-Rodamco SE	34,518,359	1.9
			98,265,235	5.5

		Germany: 5.2%
257,484	(1),(2)	ADO Properties SA	13,873,985	0.8
1,841,536		Aroundtown SA	14,827,127	0.8
112,650		LEG Immobilien AG	12,713,281	0.7
275,596		TAG Immobilien AG	5,447,758	0.3
923,836	(1)	Vonovia SE	45,557,049	2.6
			92,419,200	5.2

		Hong Kong: 9.8%
8,100,300		CK Asset Holdings Ltd.	77,079,240	4.3
7,341,487		Link REIT	64,975,306	3.7
1,817,585		Sun Hung Kai Properties Ltd.	31,423,948	1.8
			173,478,494	9.8

		Japan: 10.8%
8,916		AEON REIT Investment Corp.	9,759,659	0.6
3,476		Hulic Reit, Inc.	5,456,528	0.3
4,252		Japan Excellent, Inc.	5,415,349	0.3
14,217		Japan Hotel REIT Investment Corp.	10,535,452	0.6
3,226		Japan Retail Fund Investment Corp.	6,438,992	0.3
1,648		Kenedix Office Investment Corp.	10,380,345	0.6
1,198,023		Mitsubishi Estate Co., Ltd.	23,043,682	1.3
2,208,581		Mitsui Fudosan Co., Ltd.	58,164,830	3.3
10,323		Nippon Prologis REIT, Inc.	23,687,016	1.3
460,800		Nomura Real Estate Holdings, Inc.	11,039,678	0.6
11,458		Orix JREIT, Inc.	17,676,079	1.0
679,200		Tokyo Tatemono Co., Ltd.	10,950,562	0.6
			192,548,172	10.8

		Singapore: 1.8%
1,043,800		City Developments Ltd.	10,519,834	0.6
9,907,800		Mapletree Logistics Trust	10,347,375	0.6
6,876,056		Suntec Real Estate Investment Trust	10,830,883	0.6
			31,698,092	1.8

		Spain: 1.3%
251,014		Axiare Patrimonio SOCIMI SA	5,478,777	0.3
313,497		Hispania Activos Inmobiliarios SOCIMI SA	6,558,433	0.4
920,976		Inmobiliaria Colonial Socimi SA	10,288,052	0.6
			22,325,262	1.3

		Sweden: 1.1%
456,769		Castellum AB	7,875,945	0.5
242,940		Fabege AB	5,319,203	0.3
248,312		Wihlborgs Fastigheter AB	6,043,272	0.3
			19,238,420	1.1

		United Kingdom: 6.2%
311,417		Derwent London PLC	12,937,756	0.7
2,048,039		Hammerson PLC	14,345,988	0.8
2,210,587		Land Securities Group PLC	31,472,211	1.8
747,947		Safestore Holdings PLC	5,301,563	0.3
3,527,584		Segro PLC	29,173,851	1.7
527,219		Shaftesbury PLC	7,492,700	0.4
794,710		Unite Group PLC	8,993,098	0.5
			109,717,167	6.2

		United States: 50.1%
342,535		Alexandria Real Estate Equities, Inc.	44,426,790	2.5
188,288		AvalonBay Communities, Inc.	32,084,275	1.8
54,330		Boston Properties, Inc.	6,721,164	0.4
461,192		Brandywine Realty Trust	8,273,785	0.5
959,080		Brixmor Property Group, Inc.	15,565,868	0.9
469,219		Columbia Property Trust, Inc.	10,271,204	0.6
56,575		Crown Castle International Corp.	6,379,963	0.4
720,502		CubeSmart	19,835,420	1.1
249,949		CyrusOne, Inc.	14,419,558	0.8
280,462		DCT Industrial Trust, Inc.	16,600,546	0.9
63,336		Equinix, Inc.	28,829,914	1.6
209,193		Equity Residential	12,888,381	0.7
110,982		Essex Property Trust, Inc.	25,856,586	1.5

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
482,283	Extra Space Storage, Inc.	$40,260,985	2.3
901,224	Forest City Realty Trust, Inc.	21,151,727	1.2
2,149,736	GGP, Inc.	49,508,420	2.8
762,967	Healthcare Trust of America, Inc.	21,065,519	1.2
150,624	Hilton Worldwide Holdings, Inc.	12,900,946	0.7
1,391,296	Host Hotels & Resorts, Inc.	28,883,305	1.6
478,387	Hudson Pacific Properties, Inc.	15,294,032	0.9
1,090,545	Invitation Homes, Inc.	24,526,357	1.4
338,268	Iron Mountain, Inc.	11,849,528	0.7
228,229	Kilroy Realty Corp.	16,277,292	0.9
802,843	Kimco Realty Corp.	12,773,232	0.7
491,362	Macerich Co.	31,727,244	1.8
100,538	Marriott International, Inc.	14,813,269	0.8
316,864	MGM Growth Properties LLC	8,891,204	0.5
710,870	Paramount Group, Inc.	10,684,376	0.6
354,832	Park Hotels & Resorts, Inc.	10,258,193	0.6
598,084	Physicians Realty Trust	9,748,769	0.5
988,621	ProLogis, Inc.	64,369,113	3.6
573,957	Regency Centers Corp.	36,107,635	2.0
454,857	Simon Property Group, Inc.	74,309,988	4.2
91,134	SL Green Realty Corp.	9,160,790	0.5
992,871	Spirit Realty Capital, Inc.	8,111,756	0.5
615,058	STORE Capital Corp.	15,075,072	0.8
181,105	Sun Communities, Inc.	16,089,368	0.9
351,639	Taubman Centers, Inc.	21,678,544	1.2
569,183	Ventas, Inc.	31,857,173	1.8
427,800	Vornado Realty Trust	30,664,704	1.7
		890,191,995	50.1

	Total Common Stock (Cost $1,328,330,813)	1,760,092,367	99.1

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
3,387,735	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
	(Cost $3,387,735)	3,387,735	0.2

	Total Short-Term Investments (Cost $3,387,735)	3,387,735	0.2

	Total Investments in Securities (Cost $1,331,718,548)	$1,763,480,102	99.3
	Assets in Excess of Other Liabilities	13,176,592	0.7
	Net Assets	$1,776,656,694	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of January 31, 2018.

REIT Diversification	Percentage of Net Assets
Retail REITs	25.2%
Office REITs	12.7
Diversified REITs	11.7
Diversified Real Estate Activities	8.2
Industrial REITs	8.1
Specialized REITs	7.2
Residential REITs	6.8
Real Estate Operating Companies	6.0
Real Estate Development	4.6
Health Care REITs	3.5
Hotel & Resort REITs	3.3
Hotels, Resorts & Cruise Lines	1.5
Health Care Facilities	0.3
Assets in Excess of Other Liabilities*	0.9
Net Assets	100.0%

*	Includes short-term investments.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$96,765,151	$–	$96,765,151
Canada	33,445,179	–	–	33,445,179
France	–	98,265,235	–	98,265,235
Germany	14,827,127	77,592,073	–	92,419,200
Hong Kong	–	173,478,494	–	173,478,494
Japan	43,982,127	148,566,045	–	192,548,172
Singapore	10,347,375	21,350,717	–	31,698,092
Spain	12,037,210	10,288,052	–	22,325,262
Sweden	–	19,238,420	–	19,238,420
United Kingdom	21,930,854	87,786,313	–	109,717,167
United States	890,191,995	–	–	890,191,995
Total Common Stock	1,026,761,867	733,330,500	–	1,760,092,367
Short-Term Investments	3,387,735	–	–	3,387,735
Total Investments, at fair value	$1,030,149,602	$733,330,500	$–	$1,763,480,102
Other Financial Instruments+
Forward Foreign Currency Contracts	–	4,284	–	4,284
Total Assets	$1,030,149,602	$733,334,784	$–	$1,763,484,386
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(13,615)	$–	$(13,615)
Total Liabilities	$–	$(13,615)	$–	$(13,615)

(1)	For the period ended January 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2018, securities valued at $34,830,374 and $62,392,127 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2018, the following forward foreign currency contracts were outstanding for Voya Global Real Estate Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,400,244	JPY 589,076,994	Brown Brothers Harriman & Co.	02/01/18	$4,284
USD 18,185	SGD 23,865	Brown Brothers Harriman & Co.	02/01/18	(8)
JPY 485,218,582	USD 4,458,222	Brown Brothers Harriman & Co.	02/02/18	(13,607)
				$(9,331)

Currency Abbreviations
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$4,284
Total Asset Derivatives		$4,284

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$13,615
Total Liability Derivatives		$13,615

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2018:

Brown Brothers Harriman & Co.
Assets:
Forward foreign currency contracts	$4,284
Total Assets	$4,284

Liabilities:
Forward foreign currency contracts	$13,615
Total Liabilities	$13,615

Net OTC derivative instruments by counterparty, at fair value	$(9,331)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(9,331)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,472,429,719.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$387,245,883
Gross Unrealized Depreciation	(96,016,570)

Net Unrealized Appreciation	$291,229,313

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Australia: 11.3%
1,313,884		Gateway Lifestyle	$2,202,584	0.9
1,225,600		GPT Group	4,967,868	2.1
4,772,409		Mirvac Group	8,480,321	3.6
2,013,931		Scentre Group	6,757,863	2.8
598,097		Westfield Corp.	4,429,963	1.9
			26,838,599	11.3

		Belgium: 0.5%
9,686	(1)	Warehouses De Pauw SCA	1,201,867	0.5

		Canada: 4.9%
32,200		Canadian Real Estate Investment Trust	1,165,483	0.5
244,000		Chartwell Retirement Residences	3,094,634	1.3
164,600		First Capital Realty, Inc.	2,752,701	1.2
184,313		SmartCentres Real Estate Investment Trust	4,532,901	1.9
			11,545,719	4.9

		France: 10.0%
28,535	(1)	Gecina S.A.	5,575,743	2.3
113,907		Klepierre SA	5,204,089	2.2
50,433		Unibail-Rodamco SE	12,930,347	5.5
			23,710,179	10.0

		Germany: 5.5%
65,903	(1),(2)	ADO Properties SA	3,551,045	1.5
607,475		Aroundtown SA	4,891,085	2.1
92,732	(1)	Vonovia SE	4,572,885	1.9
			13,015,015	5.5

		Hong Kong: 18.1%
1,442,221		CK Asset Holdings Ltd.	13,723,603	5.8
1,021,000		Hang Lung Properties Ltd.	2,691,141	1.1
375,000		Hysan Development Co., Ltd.	2,094,878	0.9
1,324,500		Link REIT	11,722,392	5.0
660,754		Sun Hung Kai Properties Ltd.	11,423,675	4.8
332,800		Swire Properties Ltd.	1,165,102	0.5
			42,820,791	18.1

		Ireland: 0.4%
449,752		Hibernia REIT plc	834,239	0.4

		Italy: 0.3%
561,844		Immobiliare Grande Distribuzione	657,266	0.3

		Japan: 21.4%
2,248		AEON REIT Investment Corp.	2,460,713	1.0
1,388		Hulic Reit, Inc.	2,178,844	0.9
842		Japan Excellent, Inc.	1,072,372	0.5
5,472		Japan Hotel REIT Investment Corp.	4,055,004	1.7
510		Kenedix Office Investment Corp.	3,212,364	1.4
765		Kenedix Retail REIT Corp.	1,727,090	0.7
200,800		Mitsubishi Estate Co., Ltd.	3,862,339	1.6
447,656		Mitsui Fudosan Co., Ltd.	11,789,396	5.0
2,474		Mori Hills REIT Investment Corp.	3,106,947	1.3
612		Nippon Prologis REIT, Inc.	1,404,287	0.6
191,700		Nomura Real Estate Holdings, Inc.	4,592,678	1.9
3,981		Orix JREIT, Inc.	6,141,427	2.6
7,884		Hulic Co. Ltd.	100,233	0.1
311,500		Tokyo Tatemono Co., Ltd.	5,022,232	2.1
			50,725,926	21.4

		Norway: 0.6%
93,136	(2)	Entra ASA	1,408,717	0.6

		Singapore: 4.0%
483,500		CapitaLand Ltd.	1,411,655	0.6
171,500		City Developments Ltd.	1,728,446	0.7
2,653,800		Mapletree Logistics Trust	2,771,540	1.2
2,171,700		Suntec Real Estate Investment Trust	3,420,773	1.5
			9,332,414	4.0

		Spain: 3.3%
21,316		Axiare Patrimonio SOCIMI SA	465,256	0.2
136,222		Hispania Activos Inmobiliarios SOCIMI SA	2,849,797	1.2
409,680		Inmobiliaria Colonial Socimi SA	4,576,459	1.9
			7,891,512	3.3

		Sweden: 5.9%
154,196		Castellum AB	2,658,760	1.1
208,419		Fabege AB	4,563,361	1.9
3,228,793		Klovern AB	4,281,893	1.8
104,934		Wihlborgs Fastigheter AB	2,553,822	1.1
			14,057,836	5.9

		United Kingdom: 12.0%
345,178		Assura PLC	301,902	0.1
48,388		Derwent London PLC	2,010,270	0.9
646,918		Grainger PLC	2,656,162	1.1
456,245		Hammerson PLC	3,195,879	1.4
320,187		Land Securities Group PLC	4,558,515	1.9
201,570		Safestore Holdings PLC	1,428,759	0.6
786,812		Segro PLC	6,507,098	2.8
146,864		Shaftesbury PLC	2,087,193	0.9
782,607		Tritax Big Box REIT Plc	1,656,776	0.7

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
344,953	Unite Group PLC	$3,903,557	1.6
		28,306,111	12.0

	Total Common Stock (Cost $182,386,821)	232,346,191	98.2

SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
3,851,857	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
	(Cost $3,851,857)	3,851,857	1.6

	Total Short-Term Investments (Cost $3,851,857)	3,851,857	1.6

	Total Investments in Securities (Cost $186,238,678)	$236,198,048	99.8
	Assets in Excess of Other Liabilities	551,677	0.2
	Net Assets	$236,749,725	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of January 31, 2018.

REIT Diversification	Percentage of Net Assets
Retail REITs	23.6%
Diversified Real Estate Activities	18.7
Real Estate Operating Companies	15.8
Diversified REITs	15.4
Office REITs	7.8
Real Estate Development	5.8
Industrial REITs	5.8
Hotel & Resort REITs	1.7
Residential REITs	1.6
Health Care Facilities	1.3
Specialized REITs	0.6
Health Care REITs	0.1
Assets in Excess of Other Liabilities*	1.8
Net Assets	100.0%

*	Includes short-term investments.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$26,838,599	$–	$26,838,599
Belgium	–	1,201,867	–	1,201,867
Canada	11,545,719	–	–	11,545,719
France	–	23,710,179	–	23,710,179
Germany	4,891,085	8,123,930	–	13,015,015
Hong Kong	2,094,878	40,725,913	–	42,820,791
Ireland	834,239	–	–	834,239
Italy	–	657,266	–	657,266
Japan	11,026,951	39,698,975	–	50,725,926
Norway	1,408,717	–	–	1,408,717
Singapore	2,771,540	6,560,874	–	9,332,414
Spain	3,315,053	4,576,459	–	7,891,512
Sweden	4,281,893	9,775,943	–	14,057,836
United Kingdom	7,872,505	20,433,606	–	28,306,111
Total Common Stock	50,042,580	182,303,611	–	232,346,191
Short-Term Investments	3,851,857	–	–	3,851,857
Total Investments, at fair value	$53,894,437	$182,303,611	$–	$236,198,048
Other Financial Instruments+
Forward Foreign Currency Contracts	–	530	–	530
Total Assets	$53,894,437	$182,304,141	$–	$236,198,578
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(3,715)	$–	$(3,715)
Total Liabilities	$–	$(3,715)	$–	$(3,715)

(1)	For the period ended January 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2018, securities valued at $11,628,555 and $14,712,011 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2018, the following forward foreign currency contracts were outstanding for Voya International Real Estate Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	91,437,964	USD	840,138	Brown Brothers Harriman & Co.	02/02/18	$(2,564)
USD	4,551	SGD	5,969	Brown Brothers Harriman & Co.	02/02/18	1
USD	516,202	JPY	56,350,113	Brown Brothers Harriman & Co.	02/05/18	529
USD	996,047	SGD	1,304,384	Brown Brothers Harriman & Co.	02/05/18	(1,151)
						$(3,185)

Currency Abbreviations
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$530
Total Asset Derivatives		$530

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$3,715
Total Liability Derivatives		$3,715

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2018:

Brown Brothers Harriman & Co.
Assets:
Forward foreign currency contracts	$530
Total Assets	$530

Liabilities:
Forward foreign currency contracts	$3,715
Total Liabilities	$3,715

Net OTC derivative instruments by counterparty, at fair value	$(3,185)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(3,185)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $196,524,971.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$43,890,893
Gross Unrealized Depreciation	(4,166,954)

Net Unrealized Appreciation	$39,723,939

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Argentina: 1.3%
81,800	(1)	Arcos Dorados Holdings, Inc.	$838,450	0.3
33,054		Cresud SACIF y A ADR	716,280	0.2
45,260		Grupo Supervielle SA ADR	1,446,962	0.5
37,800		IRSA Inversiones y Representaciones SA ADR	1,085,616	0.3
			4,087,308	1.3

		Brazil: 8.3%
77,200	(1)	Atacadao Distribuicao Comercio e Industria Ltd.	390,119	0.1
349,270	(1)	B2W Cia Digital	2,329,563	0.7
49,380		Banco Bradesco SA ADR	627,126	0.2
107,961		Banco do Brasil S.A.	1,344,599	0.4
38,400	(2)	Banco Santander Brasil S.A. ADR	432,384	0.1
53,530		Banco Santander Brasil SA	602,171	0.2
98,269	(1)	Biotoscana Investments SA	579,867	0.2
13,700		Braskem SA-SPON ADR	426,344	0.1
75,800	(1),(2)	BRF SA ADR	843,654	0.3
47,900	(1)	Centrais Eletricas Brasileiras SA	305,652	0.1
26,900	(2)	Cia Brasileira de Distribuicao ADR	634,033	0.2
11,663		Cia de Saneamento de Minas Gerais-COPASA	165,098	0.1
44,600		CVC Brasil Operadora e Agencia de Viagens SA	771,751	0.2
55,380		Estacio Participacoes SA	609,250	0.2
24,210		Fibria Celulose SA	417,026	0.1
173,000		Fleury SA	1,629,002	0.5
34,400		Hypermarcas SA	392,372	0.1
270,700		International Meal Co. Alimentacao SA	798,675	0.3
223,935		Itau Unibanco Holding SA ADR	3,672,534	1.2
181,881		Kroton Educacional SA	927,673	0.3
382,000		Movida Participacoes SA	992,768	0.3
123,413		MRV Engenharia e Participacoes SA	586,851	0.2
2,300		Ouro Fino Saude Animal Participacoes SA	15,730	0.0
79,000	(1)	Petroleo Brasileiro SA ADR	1,055,440	0.3
30,426		Qualicorp SA	292,132	0.1
9,400	(1)	Rumo SA	42,102	0.0
49,400		Smiles Fidelidade SA	1,273,763	0.4
58,600		Telefonica Brasil SA ADR	993,856	0.3
208,259		Tim Participacoes SA	882,453	0.3
38,854		Transmissora Alianca de Energia Eletrica SA	245,734	0.1
163,163		Vale SA ADR	2,135,804	0.7
			26,415,526	8.3

		Canada: 0.3%
16,900	(1)	Nutrien Ltd.	884,546	0.3

		Chile: 0.3%
12,700		Cia Cervecerias Unidas SA ADR	372,999	0.1
7,600	(2)	Sociedad Quimica y Minera de Chile SA ADR	428,488	0.2
			801,487	0.3

		China: 30.9%
60,500		AAC Technologies Holdings, Inc.	1,002,461	0.3
338,000		Air China Ltd.	492,748	0.2
69,509	(1)	Alibaba Group Holding Ltd. ADR	14,199,994	4.4
58,000	(1)	Angang Steel Co., Ltd.	62,475	0.0
130,000		Anhui Conch Cement Co., Ltd.	713,288	0.2
5,700	(1)	Baidu, Inc. ADR	1,407,444	0.4
1,237,150		Beijing Capital International Airport Co., Ltd.	1,875,656	0.6
2,302,900		Beijing Enterprises Water Group Ltd.	1,653,954	0.5
183,986		Beijing Originwater Technology Co. Ltd.	474,938	0.1
8,400	(1),(2)	Bitauto Holdings Ltd. ADR	292,236	0.1
2,712,000		China Construction Bank	3,113,570	1.0
12,715		China Lodging Group Ltd. ADR	1,900,765	0.6
969,000		China Maple Leaf Educational Systems Ltd.	1,211,603	0.4
592,300		China Medical System Holdings Ltd.	1,267,831	0.4
151,000		China Mengniu Dairy Co., Ltd.	493,190	0.2
283,000		China Merchants Bank Co., Ltd.	1,381,699	0.4
295,500		China Mobile Ltd.	3,111,732	1.0
138,000		China Overseas Land & Investment Ltd.	533,684	0.2
637,650		China Petroleum & Chemical Corp.	551,195	0.2
330,000		China Resources Phoenix Healthcare Holdings Co. Ltd.	477,063	0.1
150,000		China Resources Power Holdings Co.	276,578	0.1
183,000		China Shenhua Energy Co., Ltd.	568,628	0.2
796,000		China ZhengTong Auto Services Holdings Ltd.	807,336	0.2
271,000	(1)	Country Garden Holdings Co. Ltd.	575,012	0.2

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
15,200	(1)	Ctrip.com International Ltd. ADR	$711,056	0.2
235,500	(3)	Dali Foods Group Co. Ltd.	231,507	0.1
436,000		Fosun International Ltd	1,026,460	0.3
815,000		Fu Shou Yuan International Group Ltd.	730,286	0.2
159,000		Geely Automobile Holdings Ltd.	505,836	0.2
480,000		Guangzhou Automobile Group Co. Ltd.	1,081,878	0.3
146,000		Haier Electronics Group Co. Ltd.	498,412	0.2
372,000		Huadian Power International Co.	141,232	0.0
134,000		Huaneng Power International, Inc.	86,193	0.0
3,917,000		Industrial & Commercial Bank of China	3,689,689	1.2
79,800	(1)	JD.com, Inc. ADR	3,928,554	1.2
56,000		Kingboard Chemicals Holdings	306,417	0.1
3,994		Kweichow Moutai Co. Ltd.	485,363	0.1
9,834		Kweichow Moutai Co. Ltd.	1,195,058	0.4
198,000		Lee & Man Paper Manufacturing Ltd.	232,528	0.1
4,033		NetEase, Inc. ADR	1,291,205	0.4
117,000		Nexteer Automotive Group Ltd.	249,131	0.1
69,000		Nine Dragons Paper Holdings Ltd.	107,052	0.0
472,000		PICC Property & Casualty Co., Ltd.	976,463	0.3
775,000		Ping An Insurance Group Co. of China Ltd.	9,127,943	2.9
258,000		Shenzhen Expressway Co. Ltd.	270,619	0.1
71,000		Shenzhou International Group Holdings Ltd.	732,904	0.2
24,000		Silergy Corp.	512,189	0.2
32,100	(1)	Sina Corp.	3,763,725	1.2
148,800		Sinopharm Group Co.	655,748	0.2
40,900	(1)	Sohu.com, Inc.	1,575,059	0.5
45,600		TAL Education Group ADR	1,485,192	0.5
308,900		Tencent Holdings Ltd.	18,252,112	5.7
634,000		Tingyi Cayman Islands Holding Corp.	1,321,061	0.4
94,000		Tsingtao Brewery Co., Ltd.	523,914	0.2
834,600		Uni-President China Holdings Ltd.	765,341	0.2
8,970	(1)	Weibo Corp. ADR	1,162,243	0.4
282,000		Weichai Power Co. Ltd.	351,772	0.1
46,000	(3)	Yangtze Optical Fibre and Cable Joint Stock Ltd Co.	212,587	0.1
218,000		Yanzhou Coal Mining Co., Ltd.	379,157	0.1
4,110		Yirendai Ltd. ADR	166,126	0.0
6,180	(1)	YY, Inc. ADR	821,693	0.3
312,000		Zhejiang Expressway Co., Ltd.	368,458	0.1
89,000		Zhongsheng Group Holdings Ltd.	223,050	0.1
			98,590,293	30.9

		Egypt: 0.2%
147,090		Commercial International Bank Egypt SAE	652,493	0.2

		Georgia: 0.6%
35,172	(1)	BGEO Group PLC	1,828,431	0.6

		Hong Kong: 1.4%
86,700		AIA Group Ltd.	740,548	0.2
213,200		Galaxy Entertainment Group Ltd.	1,880,827	0.6
185,500		Kingboard Laminates Holdings Ltd.	325,864	0.1
915,000	(3)	WH Group Ltd.	1,131,309	0.4
288,000		Xinyi Glass Holding Co. Ltd.	436,357	0.1
			4,514,905	1.4

		Hungary: 0.5%
46,954		MOL Hungarian Oil & Gas PLC	573,509	0.2
20,353		OTP Bank Nyrt	943,588	0.3
			1,517,097	0.5

		India: 6.6%
288,500		Bharti Infratel Ltd.	1,591,523	0.5
57,500		Cholamandalam Investment and Finance Co. Ltd.	1,162,634	0.4
70,180		HCL Technologies Ltd.	1,088,553	0.3
14,250		HDFC Bank Ltd. ADR	1,547,408	0.5
58,450		HDFC Bank Ltd. - Foreign Premium	1,904,797	0.6
62,442	(1)	Hindalco Industries Ltd.	253,662	0.1
57,914		Housing Development Finance Corp.	1,779,522	0.5
81,010		ICICI Bank Ltd. ADR	889,490	0.3
36,000		Motilal Oswal Financial Services Ltd.	727,712	0.2
113,465		Phoenix Mills Ltd.	1,165,980	0.4
26,000	(1),(3)	Quess Corp. Ltd.	402,343	0.1
453,223		Reliance Industries Ltd.	6,838,524	2.1
9,591		Reliance Industries Ltd. GDR GDR	289,610	0.1
50,825		Tata Chemicals Ltd.	573,959	0.2
36,877	(1)	Tata Motors Ltd.	230,576	0.1
122,546		Vedanta Ltd.	653,494	0.2
			21,099,787	6.6

		Indonesia: 1.5%
1,469,100		Astra International Tbk PT	931,718	0.3
9,555,600		Bank Rakyat Indonesia	2,640,753	0.8
899,800		Bank Negara Indonesia Persero Tbk PT	631,745	0.2
1,131,500		Link Net Tbk PT	458,775	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: (continued)
78,600		United Tractors Tbk PT	$228,371	0.1
			4,891,362	1.5

		Kenya: 0.4%
4,565,000		Safaricom Ltd.	1,325,353	0.4

		Malaysia: 1.2%
595,200		AirAsia Bhd	632,192	0.2
402,300		CIMB Group Holdings Bhd	747,375	0.2
251,500		Malayan Banking BHD	651,697	0.2
644,000		Malaysia Airports Holdings Bhd	1,495,273	0.5
662,587	(1)	UEM Sunrise Bhd	191,523	0.1
			3,718,060	1.2

		Mexico: 3.5%
38,256		America Movil SAB de CV ADR	715,387	0.2
106,400		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	832,048	0.3
148,000		Banregio Grupo Financiero SAB de CV	920,201	0.3
44,710	(1)	Cemex SAB de CV ADR	370,646	0.1
31,267	(2)	Coca-Cola Femsa SA de CV ADR	2,382,545	0.7
375,000		Concentradora Hipotecaria SAPI de CV	385,643	0.1
13,070		Fomento Economico Mexicano SAB de CV ADR	1,274,848	0.4
99,810		Grupo Financiero Banorte	639,239	0.2
92,600		Grupo Lala SAB de CV	148,315	0.1
40,700		Grupo Televisa SAB ADR	842,490	0.3
120,600		Kimberly-Clark de Mexico SA de CV	225,950	0.1
263,300		PLA Administradora Industrial S de RL de CV	401,067	0.1
277,400		Qualitas Controladora SAB de CV	694,106	0.2
379,800		Unifin Financiera SAPI de CV SOFOM ENR	1,387,640	0.4
			11,220,125	3.5

		Netherlands: 0.1%
85,124		VEON Ltd. ADR	323,471	0.1

		Panama: 0.3%
7,433		Copa Holdings S.A.- Class A	1,028,207	0.3

		Peru: 0.6%
64,200		Cia de Minas Buenaventura SAA ADR	990,606	0.3
4,380		Credicorp Ltd.	1,014,539	0.3
			2,005,145	0.6

		Philippines: 1.3%
1,420,400		Ayala Land, Inc.	1,225,199	0.4
4,130,300	(1)	Bloomberry Resorts Corp.	988,695	0.3
532,130		International Container Terminal Services, Inc.	1,177,325	0.4
427,950		Robinsons Retail Holdings, Inc.	789,163	0.2
			4,180,382	1.3

		Poland: 0.7%
7,130	(1)	Jastrzebska Spolka Weglowa SA	206,919	0.1
15,434		KGHM Polska Miedz SA	506,530	0.1
10,050		KRUK SA	690,949	0.2
27,344		Polski Koncern Naftowy Orlen	886,897	0.3
			2,291,295	0.7

		Russia: 6.1%
77,572	(1)	Aeroflot - Russian Airlines OJSC	183,949	0.1
557,110	(1)	Alrosa AO	807,601	0.2
405,270		Gazprom PJSC - SPON ADR	2,018,244	0.6
333,844	(1)	Magnitogorsk Iron & Steel Works	271,387	0.1
13,265	(1)	Mail.ru Group Ltd. GDR	435,567	0.1
58,379		MMC Norilsk Nickel PJSC ADR	1,203,191	0.4
106,078		Mobile TeleSystems PJSC ADR	1,287,787	0.4
15,456		Ros Agro PLC REG GDR	158,888	0.1
255,561		Rosneft Oil Co. PJSC GDR	1,566,853	0.5
16,038,825	(1)	RusHydro Management Co.	207,172	0.1
383,835		Sberbank PAO ADR	7,768,820	2.4
28,505		Severstal PJSC GDR	468,052	0.1
10,668		Tatneft PJSC ADR	646,481	0.2
339,000		United Co. RUSAL	245,323	0.1
21,052	(1)	X5 Retail Group N.V. GDR	807,134	0.3
36,400	(1)	Yandex NV	1,409,772	0.4
			19,486,221	6.1

		Singapore: 0.2%
539,000		IGG, Inc.	597,860	0.2

		South Africa: 2.5%
382,000		Advtech Ltd.	554,640	0.1
65,662	(1)	Impala Platinum Holdings Ltd.	201,686	0.1
11,448		Kumba Iron Ore Ltd.	346,250	0.1
15,999		Naspers Ltd.	4,556,442	1.4
150,000		Rhodes Food Group Pty Ltd.	278,316	0.1
69,674		Standard Bank Group Ltd.	1,179,287	0.4
679,110		Transaction Capital Ltd.	960,227	0.3
			8,076,848	2.5

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: 12.5%
26,102		Hana Financial Group, Inc.	$1,271,948	0.4
5,560		Hyosung Corp.	702,683	0.2
3,472		Hyundai Motor Co.	527,318	0.2
11,097		Hyundai Marine & Fire Insurance Co., Ltd.	481,335	0.1
48,462	(1)	Industrial Bank Of Korea	755,124	0.2
17,700	(1)	KB Financial Group, Inc. ADR	1,109,259	0.3
10,788		Kia Motors Corp.	349,790	0.1
3,000		Koh Young Technology, Inc.	264,363	0.1
9,211	(1)	Korea Electric Power Corp.	308,125	0.1
12,417		KT&G Corp.	1,238,386	0.4
1,631		LG Chem Ltd.	659,691	0.2
6,040		LG Corp.	503,741	0.2
15,242		LG Electronics, Inc.	1,462,100	0.5
58,763		LG Uplus Corp.	786,577	0.2
259		Lotte Chilsung Beverage Co., Ltd.	367,696	0.1
1,421	(1)	Lotte Confectionery Co. Ltd	232,874	0.1
11,751		Lotte Corp.	767,891	0.2
609		NAVER Corp.	518,752	0.2
2,893		NCSoft Corp.	1,196,699	0.4
1,360	(1)	PearlAbyss Corp.	319,925	0.1
3,504		POSCO	1,249,828	0.4
1,658		PSK, Inc.	38,040	0.0
820	(1),(3)	Samsung Biologics Co. Ltd.	334,634	0.1
5,148		Samsung Electronics Co., Ltd. GDR	6,111,871	1.9
1,996		Samsung Electronics Co., Ltd.	4,665,308	1.5
1,819		Samsung Fire & Marine Insurance Co. Ltd.	491,942	0.2
6,619		Samsung Life Insurance Co. Ltd.	799,448	0.2
3,030		Samsung SDI Co., Ltd.	558,537	0.2
5,602		SFA Engineering Corp.	202,655	0.1
32,469	(1)	Shinhan Financial Group Co., Ltd.	1,611,955	0.5
457		Silicon Works Co. Ltd.	22,982	0.0
6,533		SK Innovation Co. Ltd.	1,251,022	0.4
4,561		SK Telecom Co., Ltd.	1,132,599	0.4
108,600		SK Telecom Co., Ltd. ADR	2,988,672	0.9
58,006		SK Hynix, Inc.	3,981,810	1.2
5,941		S-Oil Corp.	684,313	0.2
1,896		TES Co. Ltd./Korea	62,187	0.0
			40,012,080	12.5

		Spain: 0.8%
72,298		CIE Automotive SA	2,477,610	0.8

		Switzerland: 0.3%
20,340	(1),(3)	Wizz Air Holdings PLC	999,687	0.3

		Taiwan: 7.2%
102,000		Accton Technology Corp.	408,461	0.1
68,413		Airtac International Group	1,085,485	0.3
282,000		Basso Industry Corp.	636,090	0.2
63,000		Catcher Technology Co., Ltd.	720,687	0.2
1,485,000		CTBC Financial Holding Co. Ltd.	1,085,114	0.3
219,500		Chroma ATE, Inc.	1,250,176	0.4
131,000		Compeq Manufacturing Co.	162,390	0.0
197,000		E Ink Holdings, Inc.	358,121	0.1
95,435		FLEXium Interconnect, Inc.	364,488	0.1
441,000		Fubon Financial Holding Co., Ltd.	819,244	0.3
81,000		General Interface Solution Holding Ltd.	600,832	0.2
395,512		HON HAI Precision Industry Co., Ltd.	1,246,894	0.4
351,000	(1)	Macronix International	549,449	0.2
140,000		MediaTek, Inc.	1,432,507	0.4
129,000		Merry Electronics Co. Ltd	808,298	0.3
58,000		Nanya Technology Corp.	157,429	0.0
21,000		Phison Electronics Corp.	213,974	0.1
90,667		Poya International Co. Ltd.	1,165,750	0.4
434,100		Taiwan Semiconductor Manufacturing Co., Ltd.	3,793,732	1.2
109,200		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,947,852	1.6
325,000		Winbond Electronics Corp.	262,802	0.1
64,000		Yageo Corp.	845,812	0.3
			22,915,587	7.2

		Thailand: 2.6%
957,300		CP ALL PCL	2,437,569	0.7
152,800		Kiatnakin Bank PCL	398,561	0.1
828,300		Krung Thai Bank PCL	528,312	0.2
271,900		PTT Global Chemical PCL	834,935	0.3
92,700		PTT PCL	1,455,448	0.5
717,620		Srisawad Corp. PCL	1,441,923	0.4
652,300		Star Petroleum Refining PCL	347,452	0.1
167,100		Thai Oil PCL	546,863	0.2
129,900		Tisco Financial Group PCL	366,711	0.1
			8,357,774	2.6

		Turkey: 3.3%
625,293		Akbank TAS	1,812,370	0.6
87,876		AvivaSA Emeklilik ve Hayat AS	416,385	0.1
404,812	(1)	Dogtas Kelebek Mobilya Sanayi ve Ticaret AS	362,074	0.1
162,473		Eregli Demir ve Celik Fabrikalari TAS	429,568	0.1
432,994		Petkim Petrokimya Holding	914,489	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Turkey: (continued)
101,118		Tekfen Holding AS	$435,614	0.1
133,000		Tofas Turk Otomobil Fabrikasi AS	1,126,412	0.4
30,030		Tupras Turkiye Petrol Rafine	921,139	0.3
79,811	(1)	Turk Hava Yollari	349,667	0.1
57,600		Turkcell Iletisim Hizmet AS ADR	601,920	0.2
256,337		Turkcell Iletisim Hizmet AS	1,063,756	0.3
2,126,135		Turkiye Sinai Kalkinma Bankasi AS	916,877	0.3
241,721		Turkiye Halk Bankasi AS	650,636	0.2
110,000		Ulker Biskuvi Sanayi AS	694,607	0.2
			10,695,514	3.3

		United Arab Emirates: 0.2%
14,800		NMC Health PLC	700,562	0.2

		United Kingdom: 0.1%
45,910		Evraz PLC	242,322	0.1

		United States: 0.5%
6,700		Cognizant Technology Solutions Corp.	522,466	0.2
250,600		Samsonite International SA	1,085,993	0.3
			1,608,459	0.5

		Vietnam: 0.1%
160,224	(1)	Hoa Phat Group JSC	439,555	0.1

	Total Common Stock (Cost $214,452,912)		307,985,352	96.4

PREFERRED STOCK: 2.8%
		Brazil: 0.4%
18,105		Cia de Saneamento do Parana	60,293	0.0
45,790		Itau Unibanco Holding S.A.	751,094	0.3
173,733		Metalurgica Gerdau SA	375,168	0.1
			1,186,555	0.4

		Colombia: 0.2%
67,700		Banco Davivienda SA	760,493	0.2

		Russia: 0.2%
231	(1)	AK Transneft OAO	739,685	0.2

		South Korea: 2.0%
3,261		Samsung Electronics Co., Ltd. - Pref	6,444,903	2.0

	Total Preferred Stock (Cost $6,321,668)		9,131,636	2.8

RIGHTS: –%
		Taiwan: –%
22,256	(1)	CTBC Financial Holding Co., Ltd.	–	–

	Total Rights (Cost $–)		–	–

CLOSED-END FUNDS: 0.3%
		United States: 0.3%
10,400	(1)	Altaba, Inc.	830,752	0.3

	Total Closed-End Funds (Cost $387,386)		830,752	0.3

	Total Long-Term Investments (Cost $221,161,966)		317,947,740	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateral(4): 0.6%
1,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 01/31/18, 1.35%, due 02/01/18 (Repurchase Amount $1,000,037, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 02/25/18-09/01/49)	1,000,000	0.3
3,977	Daiwa Capital Markets, Repurchase Agreement dated 01/31/18, 1.36%, due 02/01/18 (Repurchase Amount $3,977, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,056, due 02/15/18-12/01/51)	3,977	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 01/31/18, 1.34%, due 02/01/18 (Repurchase Amount $1,000,037, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.375%-5.000%, Market Value plus accrued interest $1,020,000, due 03/31/19-09/09/49)	$1,000,000	0.3
		2,003,977	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
5,244,431	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
	(Cost $5,244,431)	5,244,431	1.7

	Total Short-Term Investments (Cost $7,248,408)	7,248,408	2.3

	Total Investments in Securities (Cost $228,410,374)	$325,196,148	101.8
	Liabilities in Excess of Other Assets	(5,866,580)	(1.8)
	Net Assets	$319,329,568	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of January 31, 2018.

Sector Diversification	Percentage of Net Assets
Information Technology	29.1%
Financials	23.7
Consumer Discretionary	13.2
Energy	6.8
Consumer Staples	6.2
Materials	5.7
Telecommunication Services	5.3
Industrials	4.6
Real Estate	1.9
Health Care	1.9%
Utilities	1.1
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.8)
Net Assets	100.0%

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Common Stock
Argentina	$4,087,308	$–	$–	$4,087,308
Brazil	26,415,526	–	–	26,415,526
Canada	884,546	–	–	884,546
Chile	801,487	–	–	801,487
China	39,508,138	59,082,155	–	98,590,293
Egypt	652,493	–	–	652,493
Georgia	–	1,828,431	–	1,828,431
Hong Kong	–	4,514,905	–	4,514,905
Hungary	943,588	573,509	–	1,517,097
India	9,142,579	11,957,208	–	21,099,787
Indonesia	3,500,869	1,390,493	–	4,891,362
Kenya	–	1,325,353	–	1,325,353
Malaysia	2,779,162	938,898	–	3,718,060
Mexico	11,220,125	–	–	11,220,125
Netherlands	323,471	–	–	323,471
Panama	1,028,207	–	–	1,028,207
Peru	2,005,145	–	–	2,005,145
Philippines	4,180,382	–	–	4,180,382
Poland	690,949	1,600,346	–	2,291,295
Russia	15,768,369	3,717,852	–	19,486,221
Singapore	–	597,860	–	597,860
South Africa	1,793,183	6,283,665	–	8,076,848
South Korea	6,582,197	33,429,883	–	40,012,080
Spain	–	2,477,610	–	2,477,610
Switzerland	–	999,687	–	999,687
Taiwan	6,198,028	16,717,559	–	22,915,587
Thailand	2,984,432	5,373,342	–	8,357,774
Turkey	2,297,256	8,398,258	–	10,695,514
United Arab Emirates	–	700,562	–	700,562
United Kingdom	–	242,322	–	242,322
United States	1,608,459	–	–	1,608,459
Vietnam	439,555	–	–	439,555
Total Common Stock	145,835,454	162,149,898	–	307,985,352
Preferred Stock	1,947,048	7,184,588	–	9,131,636
Rights	–	–	–	–
Closed-End Funds	830,752	–	–	830,752
Short-Term Investments	5,244,431	2,003,977	–	7,248,408
Total Investments, at fair value	$153,857,685	$171,338,463	$–	$325,196,148

(1)	For the period ended January 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2018, securities valued at $3,710,251 and $19,423,662 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $231,060,956.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$100,850,472
Gross Unrealized Depreciation	(6,244,965)

Net Unrealized Appreciation	$94,605,507

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Argentina: 0.1%
23,864		YPF SA ADR	$576,316	0.1

		Australia: 1.9%
223,407		Brambles Ltd.	1,776,690	0.3
37,716		Caltex Australia Ltd.	1,055,673	0.2
18,431		Cochlear Ltd.	2,572,439	0.5
74,368	(1)	Mesoblast Ltd.	80,607	0.0
90,137		Seek Ltd.	1,418,930	0.2
158,574		Treasury Wine Estates Ltd.	2,184,304	0.4
125,382	(1)	WorleyParsons Ltd.	1,465,014	0.3
			10,553,657	1.9

		Austria: 0.6%
5,000	(1)	ams AG	468,163	0.1
45,148		Andritz AG	2,710,427	0.5
			3,178,590	0.6

		Belgium: 1.2%
21,200		Anheuser-Busch InBev SA/NV	2,401,116	0.5
13,448		KBC Group NV	1,292,980	0.2
20,256		Solvay S.A.	2,932,979	0.5
			6,627,075	1.2

		Brazil: 1.0%
200,100		Cielo SA	1,688,226	0.3
97,200		Itau Unibanco Holding SA ADR	1,594,080	0.3
10,800	(1)	Pagseguro Digital Ltd.	301,752	0.0
76,854	(1)	Petroleo Brasileiro SA ADR	1,026,769	0.2
40,900		Raia Drogasil SA	1,083,863	0.2
			5,694,690	1.0

		Canada: 4.3%
56,211		Canadian National Railway Co. - CNR	4,505,106	0.8
58,574		Canadian Natural Resources Ltd.	1,999,612	0.4
113,302		EnCana Corp.	1,401,076	0.2
77,217		Magna International, Inc.	4,410,786	0.8
97,108		Manulife Financial Corp.	2,060,584	0.4
55,800		Methanex Corp.	3,522,205	0.6
43,736		National Bank Of Canada	2,270,005	0.4
74,983		Suncor Energy, Inc.	2,716,457	0.5
20,629		TransCanada Corp.	949,772	0.2
			23,835,603	4.3

		China: 4.9%
19,000		AAC Technologies Holdings, Inc.	314,823	0.1
29,347	(1)	Alibaba Group Holding Ltd. ADR	5,995,299	1.1
5,547	(1)	Baidu, Inc. ADR	1,369,665	0.2
926,000		China Construction Bank	1,063,114	0.2
341,500		China Merchants Bank Co., Ltd.	1,667,315	0.3
37,664	(1)	Ctrip.com International Ltd. ADR	1,761,922	0.3
49,284	(1)	JD.com, Inc. ADR	2,426,251	0.4
118,000	(1)	Kingdee International Software Group Co., Ltd.	76,751	0.0
2,783		NetEase, Inc. ADR	891,005	0.2
22,400		New Oriental Education & Technology Group, Inc. ADR	2,062,816	0.4
212,000		Ping An Insurance Group Co. of China Ltd.	2,496,934	0.4
26,900		Sunny Optical Technology Group Co. Ltd.	370,782	0.1
55,500		Tencent Holdings Ltd.	3,279,353	0.6
184,000		Tsingtao Brewery Co., Ltd.	1,025,535	0.2
8,370	(1)	Weibo Corp. ADR	1,084,501	0.2
136,234		ENN Energy Holdings Ltd.	1,052,579	0.2
			26,938,645	4.9

		Colombia: 0.5%
57,000		BanColombia SA ADR	2,619,150	0.5

		Denmark: 1.9%
1,014		AP Moller - Maersk A/S - Class B	1,810,213	0.3
28,951		Carlsberg A/S	3,721,330	0.7
45,205		Novo Nordisk A/S	2,508,804	0.5
40,130		Novozymes A/S	2,226,211	0.4
			10,266,558	1.9

		Finland: 1.2%
78,907		Kone OYJ	4,517,095	0.8
38,031		Sampo OYJ	2,209,534	0.4
			6,726,629	1.2

		France: 8.4%
16,124		Air Liquide SA	2,174,269	0.4
93,610		AXA S.A.	3,078,613	0.6
19,236		BNP Paribas	1,588,784	0.3
28,442		Capgemini SE	3,775,426	0.7
22,146		Cie de Saint-Gobain	1,286,353	0.2
49,863		Cie Generale des Etablissements Michelin	7,976,845	1.4
3,890		Essilor International Cie Generale d'Optique SA	552,246	0.1
30,734	(1)	Imerys SA	3,293,918	0.6
25,126	(1)	IPSOS	959,783	0.2
26,468		Legrand S.A.	2,202,093	0.4
186,040	(1)	Natixis SA	1,694,068	0.3
35,626		Safran S.A.	4,025,093	0.7
15,876		Schneider Electric SE	1,487,547	0.3
2,737		Unibail-Rodamco SE	701,730	0.1
44,008		Valeo SA	3,465,153	0.6
65,470		Vinci S.A.	7,075,962	1.3
31,553		Vivendi SA	924,494	0.2
			46,262,377	8.4

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: 7.6%
9,618		Adidas AG	$2,234,999	0.4
27,940		BASF SE	3,276,760	0.6
3,562		Beiersdorf AG	422,332	0.1
8,733		Continental AG	2,623,479	0.5
29,637		Deutsche Post AG	1,399,896	0.3
156,874		Deutsche Telekom AG	2,751,593	0.5
8,316		Deutsche Wohnen SE	376,015	0.1
79,053		Freenet AG	3,031,397	0.5
17,346		Fresenius SE & Co. KGaA	1,518,244	0.3
22,212		Hannover Rueck SE	3,037,823	0.5
61,868	(1)	Infineon Technologies AG	1,801,373	0.3
34,545		LANXESS AG	3,016,625	0.5
14,002	(1)	Linde AG	3,417,751	0.6
12,449		Muenchener Rueckversicherungs-Gesellschaft AG	2,928,852	0.5
33,407		SAP SE	3,779,709	0.7
30,661		Symrise AG	2,569,469	0.5
25,067	(1)	Vonovia SE	1,236,127	0.2
43,363	(1),(2),(3)	Zalando SE	2,541,608	0.5
			41,964,052	7.6

		Hong Kong: 1.2%
261,400		AIA Group Ltd.	2,232,750	0.4
122,000		Cafe de Coral Holdings Ltd.	322,832	0.1
111,000		Henderson Land Development Co., Ltd.	774,625	0.1
17,808		Hong Kong Exchanges and Clearing Ltd.	671,819	0.1
6,000		Jardine Matheson Holdings Ltd.	380,854	0.1
29,100		Jardine Strategic Holdings Ltd.	1,158,180	0.2
41,011		Melco Resorts & Entertainment Ltd ADR	1,221,308	0.2
			6,762,368	1.2

		India: 1.7%
17,677		HDFC Bank Ltd. - Foreign Premium	556,454	0.1
397,514		ICICI Bank Ltd.	2,199,155	0.4
175,976		Infosys Ltd. ADR	3,169,328	0.6
95,232		Mahindra & Mahindra Ltd. - SPON GDR GDR	1,142,784	0.2
12,013	(1),(2)	MakeMyTrip Ltd.	367,598	0.1
144,057		Power Grid Corp. of India Ltd.	438,576	0.1
280,277		State Bank of India	1,377,182	0.2
			9,251,077	1.7

		Ireland: 1.4%
899,028		Greencore Group PLC	2,482,762	0.5
34,890		Medtronic PLC	2,996,702	0.5
17,768	(1)	Ryanair Holdings PLC ADR	2,180,312	0.4
			7,659,776	1.4

		Israel: 0.6%
148,290		Teva Pharmaceutical Industries Ltd. ADR	3,026,599	0.6

		Italy: 1.3%
17,219	(1)	Banca Generali SpA	644,979	0.2
5,100		Ferrari NV	608,476	0.1
49,801		FinecoBank Banca Fineco SpA	619,186	0.1
16,461		Moncler SpA	542,480	0.1
130,565	(1),(3)	Pirelli & C SpA	1,257,926	0.2
153,434	(1)	UniCredit SpA	3,382,873	0.6
			7,055,920	1.3

		Japan: 15.7%
53,700		Advantest Corp.	1,147,641	0.2
57,700		Asahi Group Holdings, Ltd.	2,915,148	0.5
30,300		Bridgestone Corp.	1,478,824	0.3
13,100		Daikin Industries Ltd.	1,580,656	0.3
1,757		Daito Trust Construction Co., Ltd.	307,939	0.1
126,896		Daiwa House Industry Co., Ltd.	5,026,171	0.9
29,100		Denso Corp.	1,829,395	0.3
75,000		Don Quijote Holdings Co. Ltd.	4,155,456	0.8
1,000		Fanuc Ltd.	271,418	0.1
8,200		Hoshizaki Corp.	777,938	0.1
131,900		Isuzu Motors Ltd.	2,233,598	0.4
62,900		Itochu Corp.	1,237,664	0.2
33,400		Japan Tobacco, Inc.	1,106,869	0.2
74,000		Kakaku.com, Inc.	1,300,149	0.2
198,000		Kansai Electric Power Co., Inc.	2,467,220	0.5
57,320		Kao Corp.	3,983,092	0.7
162,600		KDDI Corp.	4,126,512	0.8
500		Keyence Corp.	305,554	0.1
76,700	(1)	Kobe Steel Ltd.	798,636	0.1
53,900		Komatsu Ltd.	2,118,405	0.4
58,800		Makita Corp.	2,777,956	0.5
77,700		Mitsubishi UFJ Financial Group, Inc.	587,519	0.1
65,600		MS&AD Insurance Group Holdings, Inc.	2,240,832	0.4
34,300		Mixi, Inc.	1,514,556	0.3
4,900		Murata Manufacturing Co., Ltd.	724,627	0.1
108,900	(1)	Nexon Co. Ltd.	3,638,500	0.7
3,700		Nidec Corp.	595,492	0.1
13,000		Nippon Telegraph & Telephone Corp.	622,501	0.1
35,300		Olympus Corp.	1,359,899	0.2
20,300		Omron Corp.	1,272,369	0.2
41,600		Ono Pharmaceutical Co., Ltd.	1,027,821	0.2
6,400		Osaka Securities Exchange Co. Ltd.	115,569	0.0
37,400		Pigeon Corp.	1,462,369	0.3
39,600		Seven & I Holdings Co., Ltd.	1,633,889	0.3
10,300		Shimano, Inc.	1,476,385	0.3

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
17,000		Shin-Etsu Chemical Co., Ltd.	$1,945,071	0.4
58,700		Shiseido Co., Ltd.	3,014,665	0.5
6,000		SMC Corp.	2,957,003	0.5
46,900		SoftBank Group Corp.	3,896,823	0.7
35,200		Sony Corp.	1,688,230	0.3
37,810		Sony Financial Holdings, Inc.	695,431	0.1
12,300		Sugi Holdings Co., Ltd.	655,861	0.1
119,100		Sumitomo Mitsui Financial Group, Inc.	5,363,782	1.0
45,200		Suruga Bank Ltd.	916,393	0.2
61,100		Tokio Marine Holdings, Inc.	2,888,925	0.5
27,300		United Arrows Ltd.	1,200,722	0.2
27,300		Yamaha Corp.	1,128,921	0.2
			86,570,396	15.7

		Luxembourg: 0.2%
58,907		Tenaris S.A.	1,028,972	0.2

		Mexico: 0.2%
27,527		America Movil SAB de CV ADR	514,755	0.1
108,000		Grupo Aeroportuario del C	549,988	0.1
41,200		Infraestructura Energetica Nova SAB de CV	214,725	0.0
			1,279,468	0.2

		Netherlands: 3.4%
33,505	(3)	ABN AMRO Group NV	1,134,086	0.2
34,990	(1)	AerCap Holdings NV	1,892,959	0.4
27,586		Airbus SE	3,172,373	0.6
33,238	(1)	ArcelorMittal	1,203,799	0.2
5,935		ASML Holding NV	1,203,261	0.2
72,125	(1),(3)	DP Eurasia NV	228,879	0.0
336,395		Koninklijke KPN NV	1,178,821	0.2
132,336		Royal Dutch Shell PLC - Class A	4,639,526	0.8
18,133		Unilever NV	1,046,682	0.2
59,944		Wolters Kluwer NV	3,172,872	0.6
			18,873,258	3.4

		Norway: 2.3%
136,399		DNB ASA	2,772,344	0.5
208,165		SpareBank 1 SR-Bank ASA	2,484,295	0.4
84,359		Statoil ASA	1,976,643	0.4
108,777		Telenor ASA	2,543,170	0.5
62,647		Yara International ASA	3,013,369	0.5
			12,789,821	2.3

		Panama: 0.1%
5,292		Copa Holdings S.A.- Class A	732,042	0.1

		Portugal: 0.5%
116,313		Jeronimo Martins SGPS SA	2,477,341	0.5

		Russia: 0.5%
11,200		Lukoil PJSC ADR	737,520	0.1
17,317	(1)	Mail.ru Group Ltd. GDR	568,618	0.1
69,692		Sberbank PAO ADR	1,410,566	0.3
			2,716,704	0.5

		Singapore: 1.7%
130,700		DBS Group Holdings Ltd.	2,623,294	0.5
1,602,700	(1)	NetLink NBN Trust	1,014,058	0.2
276,391		United Overseas Bank Ltd.	5,769,091	1.0
			9,406,443	1.7

		South Africa: 1.2%
77,371		Clicks Group Ltd.	1,115,867	0.2
8,830		Naspers Ltd.	2,514,743	0.4
87,830		Sasol Ltd.	3,156,186	0.6
			6,786,796	1.2

		South Korea: 2.6%
8,800		Hyundai Mobis Co. Ltd.	2,039,612	0.4
69,421		Kia Motors Corp.	2,250,907	0.4
136,400		LG Uplus Corp.	1,825,794	0.3
2,547		Samsung Electronics Co., Ltd.	5,953,176	1.1
1,013		Samsung Electronics Co., Ltd. GDR	1,202,666	0.2
17,700		SK Hynix, Inc.	1,215,013	0.2
			14,487,168	2.6

		Spain: 1.8%
126,978		Banco Santander SA	942,722	0.2
65,075		Bankia SA	329,414	0.1
157,632		Distribuidora Internacional de Alimentacion SA	842,248	0.1
389,712		Iberdrola S.A.	3,172,189	0.6
73,147		Industria de Diseno Textil SA	2,617,465	0.5
92,310		Red Electrica Corp. SA	1,947,060	0.3
			9,851,098	1.8

		Sweden: 3.3%
126,184		Assa Abloy AB	2,797,072	0.5
63,409		Atlas Copco AB - B	2,646,487	0.5
59,924		Duni AB	903,434	0.2
37,714		Investor AB	1,844,265	0.3
53,813	(1)	Loomis AB	2,151,579	0.4
23,725	(1)	Lundin Petroleum AB	591,911	0.1
186,662		Nordea Bank AB	2,304,361	0.4
345,226		Svenska Handelsbanken AB	5,024,486	0.9
			18,263,595	3.3

		Switzerland: 6.7%
15,020		ABB Ltd.	418,649	0.1
16,321		Cie Financiere Richemont SA	1,565,446	0.3
44,442		Ferguson PLC	3,431,997	0.6
569,598		Glencore PLC	3,264,591	0.6
41,324		Julius Baer Group Ltd.	2,838,805	0.5
71,967		Nestle S.A.	6,216,651	1.1
123,515		Novartis AG	11,148,105	2.0

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
8,036		Schindler Holding AG - Part Cert	$2,013,526	0.4
5,147		Swiss Re Ltd.	507,666	0.1
3,435		u-blox Holding AG	720,192	0.1
225,557		UBS Group AG	4,578,674	0.9
			36,704,302	6.7

		Taiwan: 1.8%
299,940		HON HAI Precision Industry Co., Ltd.	945,593	0.2
481,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,203,606	0.7
105,578		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,783,739	0.9
			9,932,938	1.8

		Thailand: 0.6%
588,800		Siam Commercial Bank PCL	2,956,322	0.6

		Turkey: 0.3%
377,446		Turkcell Iletisim Hizmet AS	1,566,338	0.3

		United Kingdom: 14.0%
22,007	(1)	ASOS PLC	2,323,410	0.4
32,950		AstraZeneca PLC	2,287,166	0.4
334,061	(3)	Auto Trader Group PLC	1,707,989	0.3
292,000		Babcock International Group	2,844,223	0.5
197,859		BAE Systems PLC	1,669,350	0.3
476,178		BBA Aviation PLC	2,379,858	0.4
56,021		Bellway PLC	2,640,930	0.5
76,028		BHP Billiton PLC ADR	3,384,767	0.6
174,447		BHP Billiton PLC	3,884,976	0.7
103,186		British American Tobacco PLC	7,052,420	1.3
283,101		BT Group PLC	1,034,324	0.2
44,778		Burberry Group PLC	1,004,217	0.2
–		Capita Group PLC	–	–
181,300		Cineworld Group PLC	1,327,218	0.2
56,735		Compass Group PLC	1,194,550	0.2
39,314		Diageo PLC	1,415,004	0.3
80,632	(1)	Fiat Chrysler Automobiles NV	1,948,779	0.4
108,470		Hargreaves Lansdown PLC	2,862,285	0.5
72,089		HomeServe PLC	801,444	0.1
178,098		Howden Joinery Group PLC	1,174,408	0.2
165,485		Informa PLC	1,635,668	0.3
23,724		Intertek Group PLC	1,692,723	0.3
106,719	(2)	John Wood Group PLC	983,756	0.2
37,415		Johnson Matthey PLC	1,838,945	0.3
160,350		Jupiter Fund Management PLC	1,347,100	0.2
76,560	(1)	Just Eat PLC	884,893	0.2
45,700		Next PLC	3,299,809	0.6
197,225		Prudential PLC	5,338,895	1.0
65,318		Relx PLC	1,445,478	0.3
33,553		Rightmove PLC	2,103,203	0.4
25,705		Rio Tinto PLC	1,430,818	0.3
61,454		Shire PLC	2,871,267	0.5
263,928	(1)	Standard Chartered PLC	3,070,866	0.6
987,782		Taylor Wimpey PLC	2,673,168	0.5
48,991		Unilever PLC	2,772,709	0.5
23,059		Weir Group PLC	722,941	0.1
			77,049,557	14.0

		United States: 1.7%
21,788		Aon PLC	3,097,600	0.6
4,624	(1)	Mettler Toledo International, Inc.	3,122,402	0.6
72,966		Popular, Inc.	2,965,338	0.5
			9,185,340	1.7

	Total Common Stock (Cost $430,911,154)		541,656,981	98.4

PREFERRED STOCK: 0.1%
		Germany: 0.1%
5,238		Sartorius AG	626,895	0.1

		United States: 0.0%
2,046	(1),(4)	Xiaoju Kuaizhi, Inc., Series A-17	104,207	0.0

	Total Preferred Stock (Cost $596,443)		731,102	0.1

RIGHTS: –%
		Italy: –%
153,434	(1)	UniCredit SpA	–	–

	Total Rights (Cost $–)		–	–

	Total Long-Term Investments (Cost $431,507,597)		542,388,083	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateral(5): 0.7%
1,000,000	BNP Paribas S.A., Repurchase Agreement dated 01/31/18, 1.34%, due 02/01/18 (Repurchase Amount $1,000,037, collateralized by various U.S. Government Agency Obligations, 2.000%-7.500%, Market Value plus accrued interest $1,020,000, due 08/01/22-01/15/53)	1,000,000	0.2

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
1,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 01/31/18, 1.35%, due 02/01/18 (Repurchase Amount $1,000,037, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 02/25/18-09/01/49)	$1,000,000	0.2
1,000,000	Jefferies LLC, Repurchase Agreement dated 01/31/18, 1.44%, due 02/01/18 (Repurchase Amount $1,000,039, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,020,001, due 02/09/18-07/15/32)	1,000,000	0.2
814,820	RBC Dominion Securities Inc., Repurchase Agreement dated 01/31/18, 1.34%, due 02/01/18 (Repurchase Amount $814,850, collateralized by various U.S. Government and U.S. Government Agency Obligations, 1.375%-5.000%, Market Value plus accrued interest $831,116, due 03/31/19-09/09/49)	814,820	0.1
		3,814,820	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
7,651,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
	(Cost $7,651,000)	7,651,000	1.4

	Total Short-Term Investments (Cost $11,465,820)	11,465,820	2.1

	Total Investments in Securities (Cost $442,973,417)	$553,853,903	100.6
	Liabilities in Excess of Other Assets	(3,266,532)	(0.6)
	Net Assets	$550,587,371	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of January 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	20.0%
Industrials	15.5
Consumer Discretionary	15.0
Information Technology	11.6
Consumer Staples	9.4
Materials	9.0
Health Care	6.5
Telecommunication Services	4.4
Energy	3.9
Utilities	1.7
Real Estate	1.5
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Common Stock
Argentina	$576,316	$–	$–	$576,316
Australia	–	10,553,657	–	10,553,657
Austria	468,163	2,710,427	–	3,178,590
Belgium	–	6,627,075	–	6,627,075
Brazil	5,694,690	–	–	5,694,690
Canada	23,835,603	–	–	23,835,603
China	16,616,994	10,321,651	–	26,938,645
Colombia	2,619,150	–	–	2,619,150
Denmark	–	10,266,558	–	10,266,558
Finland	–	6,726,629	–	6,726,629
France	–	46,262,377	–	46,262,377
Germany	3,417,751	38,546,301	–	41,964,052
Hong Kong	2,702,320	4,060,048	–	6,762,368
India	4,679,710	4,571,367	–	9,251,077
Ireland	7,659,776	–	–	7,659,776
Israel	3,026,599	–	–	3,026,599
Italy	1,257,926	5,797,994	–	7,055,920
Japan	–	86,570,396	–	86,570,396
Luxembourg	–	1,028,972	–	1,028,972
Mexico	1,279,468	–	–	1,279,468
Netherlands	2,121,838	16,751,420	–	18,873,258
Norway	2,484,295	10,305,526	–	12,789,821
Panama	732,042	–	–	732,042
Portugal	2,477,341	–	–	2,477,341
Russia	2,148,086	568,618	–	2,716,704
Singapore	1,014,058	8,392,385	–	9,406,443
South Africa	1,115,867	5,670,929	–	6,786,796
South Korea	2,039,612	12,447,556	–	14,487,168
Spain	–	9,851,098	–	9,851,098
Sweden	903,434	17,360,161	–	18,263,595
Switzerland	–	36,704,302	–	36,704,302
Taiwan	4,783,739	5,149,199	–	9,932,938
Thailand	–	2,956,322	–	2,956,322
Turkey	–	1,566,338	–	1,566,338
United Kingdom	6,859,379	70,190,178	–	77,049,557
United States	9,185,340	–	–	9,185,340
Total Common Stock	109,699,497	431,957,484	–	541,656,981
Preferred Stock	–	626,895	104,207	731,102
Rights	–	–	–	–
Short-Term Investments	7,651,000	3,814,820	–	11,465,820
Total Investments, at fair value	$117,350,497	$436,399,199	$104,207	$553,853,903
Other Financial Instruments+
Forward Foreign Currency Contracts	–	5,747	–	5,747
Total Assets	$117,350,497	$436,404,946	$104,207	$553,859,650
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(708)	$–	$(708)
Total Liabilities	$–	$(708)	$–	$(708)

(1)	For the period ended January 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2018, securities valued at $7,491,747 and $10,626,930 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

At January 31, 2018, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	16,346,959	USD	150,292	Credit Suisse International	02/05/18	$(697)
USD	439,282	JPY	47,693,065	Goldman Sachs & Co.	02/02/18	2,412
USD	149,352	JPY	16,221,601	HSBC Bank USA N.A.	02/02/18	761
USD	473,633	JPY	51,509,557	Standard Chartered Bank	02/01/18	1,804
USD	111,186	JPY	12,097,625	The Bank of New York Mellon	02/01/18	372
JPY	356,655	USD	3,278	The Bank of New York Mellon	02/02/18	(11)
USD	27,558	JPY	2,988,492	The Bank of New York Mellon	02/02/18	183
USD	26,517	JPY	2,888,459	The Bank of New York Mellon	02/05/18	85
USD	36,308	JPY	3,953,358	The Bank of New York Mellon	02/05/18	130
						$5,039

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$5,747
Total Asset Derivatives		$5,747

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$708
Total Liability Derivatives		$708

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2018:

	Credit Suisse International	Goldman Sachs & Co.	HSBC Bank USA N.A.	Standard Chartered Bank	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$-	$2,412	$761	$1,804	$770	$5,747
Total Assets	$-	$2,412	$761	$1,804	$770	$5,747

Liabilities:
Forward foreign currency contracts	$697	$-	$-	$-	$11	$708
Total Liabilities	$697	$-	$-	$-	$11	$708

Net OTC derivative instruments by counterparty, at fair value	$(697)	$2,412	$761	$1,804	$759	$5,039

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(697)	$2,412	$761	$1,804	$759	$5,039

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $446,395,157.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$115,881,992
Gross Unrealized Depreciation	(8,333,646)

Net Unrealized Appreciation	$107,548,346

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.2%
		Australia: 6.9%
26,904		Adelaide Brighton Ltd.	$140,751	0.0
44,552		AGL Energy Ltd.	839,392	0.2
349,339		Alumina Ltd.	675,530	0.2
71,367		Amcor Ltd.	834,507	0.2
15,630		APA Group	101,186	0.0
62,276		Aristocrat Leisure Ltd.	1,196,567	0.3
3,123		ASX Ltd.	137,418	0.0
35,663		Aurizon Holdings Ltd.	134,166	0.0
45,277		AusNet Services	61,796	0.0
5,702		Australia & New Zealand Banking Group Ltd.	130,971	0.0
28,956		Bendigo and Adelaide Bank Ltd.	272,762	0.1
34,038		BHP Billiton Ltd.	832,406	0.2
22,412		BlueScope Steel Ltd.	260,271	0.1
6,121		Brambles Ltd.	48,679	0.0
12,710		Caltex Australia Ltd.	355,753	0.1
11,144		Challenger Ltd.	122,153	0.0
18,942		CIMIC Group Ltd.	719,293	0.2
1,288		Cochlear Ltd.	179,768	0.1
7,790		Commonwealth Bank of Australia	494,244	0.1
77,272		Computershare Ltd.	1,037,205	0.3
25,411		Costa Group Holdings Ltd.	124,525	0.0
13,637		Crown Resorts Ltd.	145,362	0.0
10,448		CSL Ltd.	1,228,473	0.3
125,242		CSR Ltd.	507,161	0.1
110,315		Dexus	846,815	0.2
18,911		DuluxGroup Ltd.	111,064	0.0
2,784		Flight Centre Travel Group Ltd.	114,387	0.0
125,542		Fortescue Metals Group Ltd.	498,556	0.1
71,181		Goodman Group	464,498	0.1
147,468		GPT Group	597,749	0.2
191,045		Harvey Norman Holdings Ltd.	693,621	0.2
37,345		Incitec Pivot Ltd.	111,784	0.0
108,379		Insurance Australia Group Ltd.	631,188	0.2
11,160		IOOF Holdings Ltd.	99,046	0.0
37,618		Lend Lease Corp., Ltd.	478,030	0.1
22,575		Macquarie Atlas Roads Group	104,445	0.0
13,599		Macquarie Group Ltd.	1,128,408	0.3
132,136		Medibank Pvt Ltd.	355,816	0.1
41,205		Metcash Ltd.	106,265	0.0
506,900		Mirvac Group	900,735	0.2
3,640		National Australia Bank Ltd.	85,274	0.0
53,751		Orica Ltd.	829,059	0.2
157,068		Orora Ltd.	411,201	0.1
11,377		Perpetual Ltd.	479,557	0.1
149,050		Qantas Airways Ltd.	631,661	0.2
13,423		QBE Insurance Group Ltd.	116,374	0.0
1,154		Ramsay Health Care Ltd.	63,650	0.0
1,240		REA Group Ltd.	73,664	0.0
92,152		Regis Resources Ltd.	306,073	0.1
10,774		Rio Tinto Ltd.	663,338	0.2
116,908		Scentre Group	392,292	0.1
5,698		Seek Ltd.	89,698	0.0
100,411		Shopping Centres Australasia Property Group	182,270	0.1
13,507		Sims Metal Management Ltd.	178,599	0.1
10,127		Sonic Healthcare Ltd.	194,100	0.1
18,396		South32 Ltd.	56,492	0.0
419,514		Stockland	1,430,892	0.4
8,299		Suncorp Group Ltd.	91,257	0.0
8,401		Sydney Airport	46,100	0.0
16,247		Telstra Corp., Ltd.	48,035	0.0
14,434		Transurban Group - Stapled Security	139,743	0.0
6,267		Treasury Wine Estates Ltd.	86,326	0.0
59,412		Vicinity Centres	129,156	0.0
20,594		Wesfarmers Ltd.	726,406	0.2
18,866		Westfield Corp.	139,736	0.0
12,551		Westpac Banking Corp.	312,708	0.1
25,018		Woodside Petroleum Ltd.	667,956	0.2
97,247		Woolworths Group Ltd	2,112,086	0.5
			28,506,449	6.9

		Austria: 0.5%
1,334		Andritz AG	80,086	0.0
1,038	(1)	Erste Group Bank AG	52,284	0.0
1,922	(1)	Lenzing AG	244,354	0.1
5,408		Oesterreichische Post AG	257,580	0.1
16,019	(1)	OMV AG	1,031,412	0.2
11,888	(1)	Telekom Austria AG	114,978	0.0
4,038		Voestalpine AG	262,290	0.1
			2,042,984	0.5

		Belgium: 0.6%
581		Ackermans & van Haaren NV	108,282	0.0
1,736		Anheuser-Busch InBev SA/NV	196,620	0.1
27,047		Proximus SADP	912,134	0.2
5,124		bpost SA	170,368	0.1
2,254		Colruyt S.A.	124,783	0.0
1,840		Solvay S.A.	266,424	0.1
873	(1)	Telenet Group Holding NV	67,160	0.0
9,860		Umicore SA	519,074	0.1
			2,364,845	0.6

		Canada: 5.8%
2,097		Alimentation Couche-Tard, Inc.	109,709	0.0
4,891		AltaGas Ltd.	109,630	0.0
1,492		Bank of Montreal	122,914	0.0
3,378		Bank of Nova Scotia	224,431	0.1
2,995		BCE, Inc.	140,059	0.0
5,358		Brookfield Asset Management, Inc.	224,252	0.1
14,017		CAE, Inc.	258,688	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
12,994		Canadian Imperial Bank of Commerce - XNYS	$1,286,666	0.3
11,479		Canadian Imperial Bank of Commerce - XTSE	1,137,261	0.3
8,087		Canadian National Railway Co. - CNI	647,930	0.2
8,722		Canadian National Railway Co. - CNR	699,036	0.2
1,056		Canadian Pacific Railway Ltd.	195,523	0.1
9,547		Canadian Tire Corp. Ltd.	1,332,156	0.3
3,736		Canadian Utilities Ltd.	110,592	0.0
8,251	(1)	Canfor Corp.	193,530	0.1
8,800		Capital Power Corp.	166,842	0.0
4,591	(1)	CGI Group, Inc.	262,769	0.1
22,873		CI Financial Corp.	550,626	0.1
451		Constellation Software, Inc./Canada	291,540	0.1
9,777		Dollarama, Inc.	1,336,826	0.3
10,614		Empire Co. Ltd.	205,377	0.1
1,392		Enbridge, Inc.	50,961	0.0
33,459		Enerplus Corp.	380,018	0.1
2,134		Fortis, Inc.	75,401	0.0
14,699		Genworth MI Canada, Inc.	504,785	0.1
4,104		George Weston Ltd.	359,417	0.1
3,437		Great-West Lifeco, Inc.	97,186	0.0
2,737	(2)	Hydro One Ltd.	49,422	0.0
6,609		IGM Financial, Inc.	236,043	0.1
2,058		Imperial Oil Ltd.	64,702	0.0
2,624		Intact Financial Corp.	220,011	0.1
3,193		Loblaw Cos Ltd.	172,967	0.0
23,453		Magna International, Inc.	1,339,681	0.3
35,764		Manulife Financial Corp.	758,895	0.2
8,365		Maple Leaf Foods Inc.	237,008	0.1
8,708		Metro, Inc. - Class A	291,399	0.1
9,504	(1)	Nutrien Ltd.	497,222	0.1
3,348		Pembina Pipeline Corp.	114,131	0.0
9,836		Power Corp. of Canada	251,018	0.1
5,097		Power Financial Corp.	140,603	0.0
2,028		Premium Brands Holdings Corp.	176,420	0.1
5,244		Restaurant Brands International, Inc.	316,772	0.1
26,536		RioCan Real Estate Investment Trust	519,717	0.1
31,858		Rogers Communications, Inc.	1,554,826	0.4
25,111		Royal Bank of Canada	2,150,155	0.5
11,156		Russel Metals, Inc.	283,526	0.1
4,074		Saputo, Inc.	140,205	0.0
17,402		Shaw Communications, Inc. - Class B	379,873	0.1
971		SNC-Lavalin Group, Inc.	42,953	0.0
11,499		Sun Life Financial, Inc.	498,944	0.1
4,469		Suncor Energy, Inc.	161,901	0.0
4,081		TELUS Corp.	153,651	0.0
3,575		Thomson Reuters Corp.	154,713	0.0
9,380		Toronto-Dominion Bank	570,579	0.1
3,627		TransCanada Corp.	166,989	0.0
17,117		West Fraser Timber Co., Ltd.	1,197,633	0.3
			23,916,084	5.8

		China: 3.5%
3,000		AAC Technologies Holdings, Inc.	49,709	0.0
2,198,000		Agricultural Bank of China Ltd.	1,344,820	0.3
6,915	(1)	Alibaba Group Holding Ltd. ADR	1,412,665	0.4
104,000		Beijing Capital International Airport Co., Ltd.	157,676	0.0
11,500		BOC Hong Kong Holdings Ltd.	58,651	0.0
1,667,000		China Construction Bank	1,913,835	0.5
28,000		China Mengniu Dairy Co., Ltd.	91,452	0.0
121,000		China Railway Construction Corp. Ltd.	146,918	0.0
202,000		China Resources Power Holdings Co.	372,459	0.1
426,500		China Shenhua Energy Co., Ltd.	1,325,244	0.3
553,000		Chongqing Rural Commercial Bank Co. Ltd.	499,502	0.1
146,000		Guangzhou Automobile Group Co. Ltd.	329,071	0.1
160,400		Guangzhou R&F Properties Co., Ltd.	448,916	0.1
1,164,000		Industrial & Commercial Bank of China	1,096,451	0.3
298,000		Longfor Properties Co., Ltd.	972,491	0.2
10,000		Minth Group Ltd.	56,311	0.0
122,000		PICC Property & Casualty Co., Ltd.	252,391	0.1
864,000		Sinopec Shanghai Petrochemical Co. Ltd.	527,533	0.1
95,200		Sinopharm Group Co.	419,538	0.1
333,000		Sun Art Retail Group Ltd.	450,969	0.1
33,900		Tencent Holdings Ltd.	2,003,064	0.5
56,000		Tingyi Cayman Islands Holding Corp.	116,687	0.0
114,000		Travelsky Technology Ltd.	355,810	0.1
188,000		Want Want China Holdings Ltd.	165,687	0.1
			14,567,850	3.5

		Denmark: 1.7%
1,462		Carlsberg A/S	187,924	0.1
1,719		Chr Hansen Holding A/S	150,264	0.1
1,338		Coloplast A/S	118,951	0.0
26,196		Danske Bank A/S	1,063,738	0.3
5,039		Dfds A/S	302,362	0.1
1,231		DSV A/S	101,213	0.0
876		H Lundbeck A/S	44,654	0.0
4,394		ISS A/S	171,439	0.1
44,274		Novo Nordisk A/S	2,457,135	0.6
2,462		Novozymes A/S	136,579	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
3,667	(2)	Orsted A/S	$222,669	0.1
579		Rockwool International AS	161,738	0.0
2,344		Royal Unibrew A/S	142,411	0.0
22,521		TDC A/S	150,318	0.0
4,565		Tryg A/S	111,107	0.0
20,350		Vestas Wind Systems A/S	1,388,034	0.3
3,157	(1)	William Demant Holding A/S	99,833	0.0
			7,010,369	1.7

		Finland: 1.8%
6,176		Elisa OYJ	262,873	0.1
4,634		Fortum OYJ	100,492	0.0
5,572		Kesko OYJ	324,989	0.1
4,815		Kone OYJ	275,639	0.1
11,975		Metso OYJ	418,099	0.1
2,416		Neste Oyj	167,211	0.0
3,434		Nokian Renkaat OYJ	173,496	0.0
11,776		Orion Oyj	472,387	0.1
5,880		Sampo OYJ	341,618	0.1
85,812		Stora Enso OYJ (Euro Denominated Security)	1,473,639	0.4
87,640		UPM-Kymmene OYJ	2,955,109	0.7
6,653		Wartsila OYJ	454,800	0.1
			7,420,352	1.8

		France: 8.0%
637		Aeroports de Paris	132,300	0.0
874		Air Liquide SA	117,856	0.0
3,345		Alstom SA	146,728	0.0
654	(1),(2)	Amundi SA	61,711	0.0
1,606	(1)	Arkema SA	205,177	0.1
3,974	(1)	Atos SE	626,729	0.2
79,607		AXA S.A.	2,618,087	0.6
1,286		BioMerieux	121,753	0.0
23,950		BNP Paribas	1,978,133	0.5
27,693		Bollore SA	160,777	0.0
12,249		Bouygues SA	680,784	0.2
3,900	(1)	Bureau Veritas SA	114,283	0.0
2,518		Capgemini SE	334,242	0.1
3,741		Carrefour S.A.	89,214	0.0
920		Casino Guichard Perrachon S.A.	53,756	0.0
12,088		Cie de Saint-Gobain	702,133	0.2
15,916		Cie Generale des Etablissements Michelin	2,546,166	0.6
29,406	(1)	CNP Assurances	753,676	0.2
12,738		Credit Agricole SA	240,160	0.1
680		Danone	58,526	0.0
103		Dassault Aviation SA	172,255	0.0
770		Dassault Systemes SE	88,768	0.0
2,809		Edenred	90,655	0.0
2,479	(1)	Eiffage SA	300,544	0.1
65,583		Electricite de France SA	901,783	0.2
2,411	(1),(2)	Elior Group	55,492	0.0
81,299		Engie SA	1,411,692	0.4
593		Essilor International Cie Generale d'Optique SA	84,186	0.0
1,328	(1)	Euler Hermes Group	201,027	0.1
1,893		Eurazeo SA	199,289	0.1
77	(1)	Eurofins Scientific SE	50,124	0.0
20,137		Eutelsat Communications	443,215	0.1
2,481	(1)	Faurecia	222,622	0.1
1,294	(1)	Fonciere Des Regions	142,229	0.0
940	(1)	Gecina S.A.	183,676	0.1
253		Hermes International	139,847	0.0
268		Iliad SA	69,339	0.0
1,544	(1)	Imerys SA	165,478	0.0
546	(1)	Ingenico Group SA	62,162	0.0
1,210	(1)	Ipsen SA	169,444	0.0
21,107		Klepierre SA	964,319	0.2
12,901		Lagardere SCA	402,351	0.1
4,323		Legrand S.A.	359,666	0.1
562		L'Oreal S.A.	127,718	0.0
4,405		LVMH Moet Hennessy Louis Vuitton SE	1,379,879	0.3
94,459	(1)	Natixis SA	860,138	0.2
32,487		Orange SA	587,033	0.2
930		Orpea	116,071	0.0
1,065		Pernod Ricard SA	169,646	0.0
36,673		Peugeot S.A.	823,729	0.2
644		Kering	326,218	0.1
428		Remy Cointreau SA	56,330	0.0
5,677	(1)	Rexel SA	102,269	0.0
3,923		Rubis SCA	289,329	0.1
5,946		Safran S.A.	671,790	0.2
28,776		Sanofi	2,539,544	0.6
5,372		Schneider Electric SE	503,345	0.1
6,507		SCOR SE	291,243	0.1
23,418		Societe Generale	1,361,005	0.3
1,294		Sodexo SA	165,869	0.0
13,046		SUEZ	194,472	0.1
464		Teleperformance	70,321	0.0
2,840		Thales S.A.	318,348	0.1
20,034		Total S.A.	1,161,577	0.3
813	(1)	UbiSoft Entertainment	69,580	0.0
1,124		Unibail-Rodamco SE	288,179	0.1
4,484		Valeo SA	353,066	0.1
10,817		Veolia Environnement	272,683	0.1
12,406		Vinci S.A.	1,340,834	0.3
6,322		Vivendi SA	185,233	0.1
			33,247,803	8.0

		Germany: 6.3%
4,850		Adidas AG	1,127,027	0.3
9,914		Allianz SE	2,507,527	0.6
1,839		Axel Springer AG	161,608	0.0
18,930		BASF SE	2,220,081	0.5
6,106		Bayer AG	800,119	0.2
1,241		Bayerische Motoren Werke AG	141,757	0.0
1,081		Beiersdorf AG	128,170	0.0
2,090		Brenntag AG	135,680	0.0
1,381		Continental AG	414,866	0.1
15,133	(2)	Covestro AG	1,742,580	0.4
5,750		Daimler AG	526,627	0.1
1,037		Deutsche Boerse AG	133,272	0.0
30,663		Deutsche Lufthansa AG	1,095,375	0.3
22,176		Deutsche Post AG	1,047,478	0.3
21,629		Deutsche Telekom AG	379,376	0.1
12,528		Deutsche Wohnen SE	566,464	0.1
17,151		E.ON AG	180,276	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
2,612		Evonik Industries AG	$103,215	0.0
4,634		Fraport AG Frankfurt Airport Services Worldwide	548,662	0.1
1,272		Fresenius SE & Co. KGaA	111,334	0.0
1,246		Fresenius Medical Care AG & Co. KGaA	143,617	0.0
1,442		Fuchs Petrolub SE	73,227	0.0
1,278		Hannover Rueck SE	174,786	0.1
741		HeidelbergCement AG	80,440	0.0
1,489		Hella GmbH & Co. KGaA	106,111	0.0
396		Henkel AG & Co. KGaA	49,569	0.0
5,650		Hochtief AG	1,021,767	0.3
10,904		Hugo Boss AG	1,001,466	0.3
12,002	(1)	Infineon Technologies AG	349,455	0.1
5,948	(2)	Innogy SE	226,757	0.1
3,592		Jenoptik AG	149,085	0.0
1,930		LEG Immobilien AG	217,813	0.1
2,144	(1)	Linde AG	523,329	0.1
694		Merck KGaA	75,965	0.0
29,025		Ceconomy AG	418,450	0.1
40,893	(1)	METRO AG	889,359	0.2
2,362		MTU Aero Engines AG	423,435	0.1
1,024		Muenchener Rueckversicherungs-Gesellschaft AG	240,914	0.1
1,106	(1)	Osram Licht AG	96,663	0.0
4,217		ProSiebenSat.1 Media SE	161,553	0.0
32		RTL Group SA	2,713	0.0
4,838	(1)	RWE AG	97,032	0.0
5,386		SAP SE	609,379	0.2
5,680	(1)	Siemens AG	862,253	0.2
3,142		SMA Solar Technology AG	170,863	0.1
11,338		Talanx AG	501,987	0.1
92,107		Telefonica Deutschland Holding AG	465,592	0.1
5,882		ThyssenKrupp AG	185,196	0.1
31,695		TUI AG	716,570	0.2
24,609	(1)	Uniper SE	734,659	0.2
1,163		United Internet AG	84,854	0.0
13,255	(1)	Vonovia SE	653,643	0.2
585		Wacker Chemie AG	117,382	0.0
2,347		Wirecard AG	292,623	0.1
			25,990,001	6.3

		Hong Kong: 3.6%
71,200		AIA Group Ltd.	608,155	0.2
7,600		ASM Pacific Technology Ltd.	103,516	0.0
157,000		Champion REIT	116,606	0.0
203,500		CK Asset Holdings Ltd.	1,936,425	0.5
23,000		CK Hutchison Holdings Ltd.	310,235	0.1
7,500		CK Infrastructure Holdings Ltd.	66,746	0.0
36,500		CLP Holdings Ltd.	371,881	0.1
7,800		Dairy Farm International Holdings Ltd.	66,300	0.0
76,000		First Pacific Co.	54,205	0.0
10,000		Galaxy Entertainment Group Ltd.	88,219	0.0
11,000		Great Eagle Holding Co.	57,723	0.0
12,000		Hang Lung Group Ltd.	45,548	0.0
34,000		Hang Lung Properties Ltd.	89,617	0.0
1,800		Hang Seng Bank Ltd.	42,767	0.0
63,900		Henderson Land Development Co., Ltd.	445,933	0.1
76,800		Hong Kong & China Gas	151,690	0.1
9,500		Power Assets Holdings Ltd.	84,426	0.0
87,352		Hongkong Land Holdings Ltd. - HKHGF	629,053	0.2
32,500		Hopewell Holdings	131,179	0.0
1,631		Jardine Matheson Holdings Ltd.	103,529	0.0
2,583		Jardine Strategic Holdings Ltd	102,803	0.0
34,104		Johnson Electric Holdings Ltd.	139,162	0.0
39,500		Kerry Properties Ltd.	188,849	0.1
151,000		Link REIT	1,336,415	0.3
173,200		Man Wah Holdings Ltd.	184,222	0.1
17,000		MTR Corp.	97,224	0.0
45,000		New World Development Ltd.	72,538	0.0
109,000		NWS Holdings Ltd.	211,856	0.1
30,000		Shangri-La Asia Ltd.	76,068	0.0
56,000		Sino Land Co.	103,229	0.0
96,000		Sun Hung Kai Properties Ltd.	1,659,729	0.4
5,500		Swire Pacific Ltd.	54,896	0.0
40,800		Swire Properties Ltd.	142,837	0.0
56,500		Techtronic Industries Co., Ltd.	376,298	0.1
14,800		Vtech Holdings Ltd.	204,151	0.1
1,778,000	(2)	WH Group Ltd.	2,198,326	0.5
102,000		Wharf Holdings Ltd.	415,596	0.1
102,000	(1)	Wharf Real Estate Investment Co. Ltd.	704,761	0.2
82,000		Wheelock & Co., Ltd.	641,292	0.2
94,000		Yue Yuen Industrial Holdings	424,179	0.1
			14,838,184	3.6

		India: 0.1%
37,390		Hindustan Petroleum Corp. Ltd.	233,315	0.0
72,172		Vedanta Ltd.	384,868	0.1
			618,183	0.1

		Ireland: 0.2%
1,742		DCC PLC	183,096	0.1
3,469		Glanbia Plc	59,329	0.0
3,599		James Hardie Industries SE	62,980	0.0
1,341		Kerry Group PLC - KYG	142,768	0.0
64		Kerry Group PLC - KYGA	6,821	0.0
3,548		Kingspan Group Plc	163,632	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Ireland: (continued)
9,827		Smurfit Kappa Group PLC	$344,915	0.1
			963,541	0.2

		Israel: 0.6%
4,213		Alony Hetz Properties & Investments Ltd.	44,231	0.0
8,607		Amot Investments Ltd.	51,439	0.0
1,844		Azrieli Group Ltd.	100,364	0.0
8,160		Bank Hapoalim BM	60,965	0.0
39,336		Bank Leumi Le-Israel BM	241,450	0.1
8,369	(1)	Check Point Software Technologies	865,438	0.2
1,722		Elbit Systems Ltd.	260,086	0.1
1,149		Frutarom Industries Ltd.	119,779	0.1
11,401		Israel Chemicals Ltd.	47,989	0.0
32,716	(1)	Israel Discount Bank Ltd.	97,866	0.0
1,219		Melisron Ltd.	54,500	0.0
4,024		Mizrahi Tefahot Bank Ltd.	78,320	0.0
928		Nice Ltd.	84,482	0.0
322		Paz Oil Co. Ltd.	55,468	0.0
9,393		Plus500 Ltd.	150,171	0.0
39,094		Shikun & Binui Ltd.	95,514	0.0
16,335		Super-Sol Ltd	117,597	0.1
2,333		Strauss Group Ltd.	52,636	0.0
			2,578,295	0.6

		Italy: 2.1%
347,750		A2A SpA	668,304	0.2
9,243		Assicurazioni Generali S.p.A.	183,374	0.1
6,371		Atlantia S.p.A	210,879	0.1
61,563	(2)	Enav SpA	322,093	0.1
452,846		Enel S.p.A.	2,878,941	0.7
7,679		ENI S.p.A.	138,240	0.0
7,957		Ferrari NV	949,342	0.2
7,361		Leonardo SpA	88,845	0.0
154,966		Intesa Sanpaolo SpA - ISP	608,887	0.2
57,799		Iren SpA	187,025	0.1
1,527		Luxottica Group S.p.A.	98,185	0.0
25,342		Maire Tecnimont SpA	132,067	0.0
4,348		Moncler SpA	143,290	0.0
33,722	(2)	Poste Italiane SpA	279,007	0.1
10,349		Prysmian S.p.A.	364,064	0.1
2,902		Recordati S.p.A.	132,153	0.0
71,019		Snam SpA	345,457	0.1
12,390		Societa Cattolica di Assicurazioni SC	154,291	0.0
6,341		Societa Iniziative Autostradali e Servizi S.p.A.	119,350	0.0
131,694	(1)	Telecom Italia S.p.A. - TIT	118,508	0.0
82,195		Telecom Italia S.p.A. - TITR	62,846	0.0
61,369		Terna Rete Elettrica Nazionale SpA	369,384	0.1
			8,554,532	2.1

		Japan: 22.2%
19,900		Aeon Co., Ltd.	339,737	0.1
2,800		Aeon Mall Co., Ltd.	61,699	0.0
4,500		Aica Kogyo Co., Ltd.	174,410	0.1
600		Ain Holdings, Inc.	36,731	0.0
6,100		Air Water, Inc.	130,899	0.0
6,400		Aisin Seiki Co., Ltd.	374,602	0.1
4,300		Alfresa Holdings Corp.	104,662	0.0
9,400		ANA Holdings, Inc.	383,474	0.1
4,000		Amada Holdings Co., Ltd.	59,498	0.0
6,000		Amano Corp.	163,066	0.0
1,200		Aoyama Trading Co., Ltd.	47,256	0.0
11,300		Aozora Bank Ltd.	458,976	0.1
500		Ariake Japan Co., Ltd.	43,454	0.0
20,300		Asahi Glass Co., Ltd.	893,919	0.2
3,400		Asahi Group Holdings, Ltd.	171,776	0.1
49,400		Asahi Kasei Corp.	648,128	0.2
106,000		Astellas Pharma, Inc.	1,394,028	0.3
13,900		Autobacs Seven Co., Ltd.	278,274	0.1
3,000		Benesse Holdings, Inc.	113,041	0.0
8,300		BIC Camera, Inc.	128,059	0.0
20,100		Bridgestone Corp.	981,002	0.2
3,600		Brother Industries Ltd.	92,480	0.0
5,200		Canon Marketing Japan, Inc.	143,204	0.0
9,900		Canon, Inc.	395,010	0.1
1,400		Central Japan Railway Co.	265,945	0.1
9,900		Chubu Electric Power Co., Inc.	124,760	0.0
4,500		Chugoku Electric Power Co., Inc.	49,850	0.0
68,600		Citizen Watch Co., Ltd.	527,078	0.1
2,600		Coca-Cola Bottlers Japan, Inc.	92,108	0.0
7,300		COMSYS Holdings Corp.	204,173	0.1
2,400		Cosmo Energy Holdings Co. Ltd.	94,492	0.0
200		Cosmos Pharmaceutical Corp.	35,763	0.0
54,500		Dai Nippon Printing Co., Ltd.	1,218,697	0.3
14,900		Daicel Corp.	181,185	0.1
900		Daifuku Co., Ltd.	60,598	0.0
2,500		Daiichi Sankyo Co., Ltd.	83,934	0.0
3,100		Daiichikosho Co., Ltd.	169,336	0.1
1,400		Daikin Industries Ltd.	168,925	0.1
4,700		Daito Trust Construction Co., Ltd.	823,741	0.2
16,600		Daiwa House Industry Co., Ltd.	657,502	0.2
5,600		Denka Co., Ltd.	223,824	0.1
9,800		Denso Corp.	616,085	0.2
900		Dentsu, Inc.	40,382	0.0
2,500		DIC Corp.	98,929	0.0
700		Disco Corp.	165,086	0.0
1,800		Don Quijote Holdings Co. Ltd.	99,731	0.0
6,100		East Japan Railway Co.	608,870	0.2
1,500		Ebara Corp.	61,573	0.0
29,600	(3)	EDION Corp.	378,638	0.1
6,300		Electric Power Development Co., Ltd.	179,587	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
9,900	Exedy Corp.	$347,535	0.1
8,100	FANCL Corp.	254,846	0.1
900	Fanuc Ltd.	244,277	0.1
14,000	Fuji Electric Holdings Co., Ltd.	115,586	0.0
2,500	Subaru Corp.	83,271	0.0
6,000	Fuji Film Holdings Corp.	231,282	0.1
7,000	Fujikura Ltd.	68,824	0.0
91,000	Fujitsu Ltd.	671,908	0.2
1,800	Glory Ltd.	70,523	0.0
16,300	H2O Retailing Corp.	330,594	0.1
22,800	Hakuhodo DY Holdings, Inc.	343,295	0.1
1,700	Hamamatsu Photonics KK	63,079	0.0
8,600	Hankyu Hanshin Holdings, Inc.	347,454	0.1
5,400	Hanwa Co., Ltd.	263,452	0.1
800	Hirose Electric Co., Ltd.	120,455	0.0
5,700	Hitachi Chemical Co., Ltd.	146,015	0.0
464,000	Hitachi Ltd.	3,702,627	0.9
3,900	Hitachi Metals Ltd.	53,215	0.0
33,300	Honda Motor Co., Ltd.	1,174,350	0.3
800	Horiba Ltd.	51,606	0.0
1,000	Hoshizaki Corp.	94,871	0.0
5,600	House Foods Group, Inc.	195,128	0.1
14,900	Hoya Corp.	765,309	0.2
27,100	Ibiden Co., Ltd.	422,446	0.1
2,900	Idemitsu Kosan Co., Ltd.	108,862	0.0
13,600	Iida Group Holdings Co. Ltd.	269,897	0.1
15,000	Inpex Corp.	195,623	0.1
4,000	Isetan Mitsukoshi Holdings Ltd.	48,054	0.0
7,400	Isuzu Motors Ltd.	125,312	0.0
7,500	TIS, Inc.	266,105	0.1
1,700	Ito En Ltd.	70,379	0.0
35,800	Itochu Corp.	704,426	0.2
2,400	Itochu Techno-Solutions Corp.	105,770	0.0
1,700	Izumi Co., Ltd.	108,005	0.0
4,400	J Front Retailing Co., Ltd.	80,874	0.0
24,800	Japan Airlines Co. Ltd.	937,130	0.2
9,700	Japan Petroleum Exploration Co., Ltd.	268,250	0.1
2,600	Japan Tobacco, Inc.	86,163	0.0
2,500	JFE Holdings, Inc.	59,436	0.0
8,000	LIXIL Group Corp.	225,429	0.1
14,900	JSR Corp.	354,174	0.1
22,000	JTEKT Corp.	395,030	0.1
165,000	JXTG Holdings, Inc.	1,098,504	0.3
4,200	Kagome Co., Ltd.	156,871	0.0
71,000	Kajima Corp.	704,894	0.2
12,000	Kamigumi Co., Ltd.	264,115	0.1
11,000	Kaneka Corp.	102,394	0.0
12,400	Kansai Electric Power Co., Inc.	154,513	0.0
30,700	Kao Corp.	2,133,303	0.5
14,200	KDDI Corp.	360,372	0.1
1,800	Keihan Holdings Co., Ltd.	57,063	0.0
8,400	Keihin Corp.	175,126	0.1
6,000	Keikyu Corp.	118,584	0.0
1,500	Keio Corp.	71,424	0.0
3,400	Keisei Electric Railway Co., Ltd.	115,460	0.0
1,400	Keyence Corp.	855,550	0.2
1,400	Kikkoman Corp.	58,128	0.0
17,800	Kinden Corp.	297,908	0.1
3,000	Kintetsu Group Holdings Co., Ltd.	118,782	0.0
24,500	Kirin Holdings Co., Ltd.	613,728	0.2
2,000	Kobayashi Pharmaceutical Co., Ltd.	132,475	0.0
3,400	Koito Manufacturing Co., Ltd.	240,169	0.1
8,900	Komatsu Ltd.	349,792	0.1
3,900	Komeri Co., Ltd.	112,485	0.0
2,100	Konami Holdings Corp.	121,010	0.0
400	Kose Corp.	69,080	0.0
23,300	Ks Holdings Corp.	650,830	0.2
6,500	Kubota Corp.	132,844	0.0
38,300	Kuraray Co., Ltd.	719,400	0.2
9,200	Kurita Water Industries, Ltd.	302,022	0.1
7,200	Kyocera Corp.	480,641	0.1
5,300	Kyorin Co., Ltd.	100,239	0.0
10,400	Kyushu Electric Power Co., Inc.	114,333	0.0
5,100	Kyushu Railway Co.	164,022	0.0
1,000	Lawson, Inc.	67,815	0.0
4,000	Lintec Corp.	114,601	0.0
7,000	Lion Corp.	131,346	0.0
5,000	Maeda Corp.	68,723	0.0
6,000	Maeda Road Construction Co., Ltd.	133,937	0.0
4,200	Makita Corp.	198,425	0.1
248,300	Marubeni Corp.	1,867,452	0.5
5,600	Maruha Nichiro Corp.	165,305	0.1
1,600	Maruichi Steel Tube Ltd.	48,155	0.0
22,400	Matsumotokiyoshi Holdings Co., Ltd.	920,346	0.2
6,900	Medipal Holdings Corp.	134,689	0.0
5,600	Megmilk Snow Brand Co., Ltd.	161,738	0.0
700	MEIJI Holdings Co., Ltd.	58,710	0.0
4,800	Misumi Group, Inc.	145,327	0.0
78,800	Mitsubishi Corp.	2,208,399	0.5
28,900	Mitsubishi Electric Corp.	531,880	0.1
100,100	Mitsubishi UFJ Financial Group, Inc.	756,893	0.2
25,200	Mitsubishi Chemical Holdings Corp.	274,839	0.1
13,000	Mitsubishi Gas Chemical Co., Inc.	368,495	0.1
2,000	Mitsubishi Materials Corp.	74,455	0.0
3,700	Mitsubishi Tanabe Pharma Corp.	75,248	0.0
110,400	Mitsui & Co., Ltd.	1,942,431	0.5
1,700	Mitsui Chemicals, Inc.	53,601	0.0
2,900	Mitsui Fudosan Co., Ltd.	76,374	0.0
48,300	MS&AD Insurance Group Holdings, Inc.	1,649,881	0.4

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
1,800	Miura Co., Ltd.	$51,416	0.0
10,300	Mixi, Inc.	454,808	0.1
800	Morinaga & Co., Ltd.	41,579	0.0
700	Murata Manufacturing Co., Ltd.	103,518	0.0
3,700	Nabtesco Corp.	175,931	0.1
8,000	Nagase & Co., Ltd.	145,913	0.0
2,900	Nagoya Railroad Co., Ltd.	76,554	0.0
6,900	Namco Bandai Holdings, Inc.	225,806	0.1
3,400	Nankai Electric Railway Co., Ltd.	88,612	0.0
14,400	NEC Corp.	435,384	0.1
7,900	NHK Spring Co., Ltd.	88,050	0.0
4,400	Nichirei Corp.	118,116	0.0
800	Nidec Corp.	128,755	0.0
1,100	Nifco, Inc.	77,177	0.0
5,100	Nikon Corp.	99,458	0.0
3,000	Nippo Corp.	68,992	0.0
10,900	Nippon Express Co., Ltd.	785,465	0.2
15,700	Nippon Kayaku Co., Ltd.	231,804	0.1
7,000	NH Foods Ltd.	168,615	0.1
17,900	Nippon Paper Industries Co. Ltd.	340,797	0.1
1,200	Nippon Shokubai Co., Ltd.	85,454	0.0
70,200	Nippon Steel & Sumitomo Metal Corp.	1,791,655	0.4
5,700	Nippon Telegraph & Telephone Corp.	272,943	0.1
2,900	Nippon Television Holdings, Inc.	51,072	0.0
1,900	Nishi-Nippon Railroad Co., Ltd.	53,115	0.0
3,600	Nissan Chemical Industries Ltd.	147,194	0.0
111,400	Nissan Motor Co., Ltd.	1,193,374	0.3
3,000	Nisshin Oillio Group Ltd.	90,556	0.0
12,000	Nisshin Seifun Group, Inc.	241,229	0.1
1,600	Nissin Food Products Co., Ltd.	118,714	0.0
1,300	Nitori Co., Ltd.	207,420	0.1
2,300	Nitto Denko Corp.	211,324	0.1
16,900	Sompo Holdings, Inc.	678,604	0.2
8,400	NOF Corp.	226,089	0.1
1,900	NOK Corp.	44,325	0.0
93,000	Nomura Holdings, Inc.	607,146	0.2
2,200	Nomura Real Estate Holdings, Inc.	52,707	0.0
3,600	Nomura Research Institute Ltd.	166,212	0.1
52,300	NTT DoCoMo, Inc.	1,299,520	0.3
41,600	Obayashi Corp.	502,260	0.1
1,400	Obic Co., Ltd.	109,417	0.0
62,000	Oji Holdings Corp.	425,981	0.1
4,300	Omron Corp.	269,517	0.1
18,000	Onward Holdings Co., Ltd.	154,803	0.0
800	Oracle Corp. Japan	64,615	0.0
3,300	Oriental Land Co., Ltd.	322,552	0.1
117,900	ORIX Corp.	2,208,465	0.5
11,700	Osaka Gas Co., Ltd.	232,745	0.1
2,200	OSG Corp.	55,941	0.0
2,100	Otsuka Corp.	176,795	0.1
7,500	Paltac Corp.	332,977	0.1
8,500	Panasonic Corp.	126,201	0.0
4,100	Persol Holdings Co. Ltd	102,440	0.0
1,100	Pigeon Corp.	43,011	0.0
8,200	Pola Orbis Holdings, Inc.	321,006	0.1
13,700	Recruit Holdings Co. Ltd.	334,566	0.1
2,200	Relo Holdings, Inc.	65,333	0.0
77,100	Ricoh Co., Ltd.	759,967	0.2
900	Rinnai Corp.	84,976	0.0
600	Rohm Co., Ltd.	66,099	0.0
2,400	Rohto Pharmaceutical Co., Ltd.	64,506	0.0
500	Ryohin Keikaku Co., Ltd.	167,224	0.1
10,100	Sankyo Co., Ltd.	328,155	0.1
4,700	Sankyu, Inc.	219,373	0.1
9,200	Sanwa Holdings Corp.	127,811	0.0
7,500	SBI Holdings, Inc.	182,327	0.1
3,700	Secom Co., Ltd.	283,584	0.1
4,300	Sega Sammy Holdings, Inc.	60,187	0.0
5,000	Seibu Holdings, Inc.	100,219	0.0
9,500	Seino Holdings Co. Ltd	157,977	0.0
29,100	Sekisui Chemical Co., Ltd.	556,404	0.1
12,300	Sekisui House Ltd.	225,992	0.1
5,700	Seven & I Holdings Co., Ltd.	235,181	0.1
3,700	Shimachu Co., Ltd.	122,004	0.0
7,000	Shimadzu Corp.	177,812	0.1
1,400	Shimamura Co., Ltd.	164,591	0.0
400	Shimano, Inc.	57,335	0.0
26,900	Shimizu Corp.	276,696	0.1
7,500	Shin-Etsu Chemical Co., Ltd.	858,120	0.2
2,600	Shionogi & Co., Ltd.	143,911	0.0
3,400	Showa Denko KK	158,186	0.0
9,500	Showa Shell Sekiyu KK	135,053	0.0
5,000	Skylark Co. Ltd.	72,061	0.0
600	SMC Corp.	295,700	0.1
5,100	SoftBank Group Corp.	423,748	0.1
127,900	Sojitz Corp.	414,074	0.1
3,100	Sony Corp.	148,679	0.0
2,200	Sotetsu Holdings, Inc.	60,813	0.0
4,800	Stanley Electric Co., Ltd.	195,384	0.1
1,200	Sugi Holdings Co., Ltd.	63,986	0.0
24,000	Sumitomo Chemical Co., Ltd.	176,591	0.1
124,500	Sumitomo Corp.	2,152,680	0.5
81,300	Sumitomo Electric Industries Ltd.	1,391,461	0.3
5,000	Sumitomo Forestry Co., Ltd.	86,136	0.0
2,900	Sumitomo Heavy Industries	132,991	0.0
11,000	Sumitomo Osaka Cement Co., Ltd.	51,786	0.0
1,000	Sumitomo Realty & Development Co., Ltd.	38,580	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
7,500		Sumitomo Rubber Industries, Inc.	$146,084	0.0
2,300		Sundrug Co., Ltd.	98,986	0.0
3,600		Suntory Beverage & Food Ltd.	172,666	0.1
5,500		Suzuken Co., Ltd.	234,443	0.1
7,200		Suzuki Motor Corp.	413,533	0.1
3,700		Taiheiyo Cement Corp.	157,025	0.0
15,900		Taisei Corp.	811,545	0.2
21,000		Takashimaya Co., Ltd.	218,514	0.1
16,300		Takeda Pharmaceutical Co., Ltd.	954,753	0.2
1,300		TDK Corp.	120,341	0.0
4,100		Teijin Ltd.	90,903	0.0
1,600		THK Co., Ltd.	66,844	0.0
8,800		Tobu Railway Co., Ltd.	296,679	0.1
3,500		Toho Co., Ltd.	118,671	0.0
8,800		Tohoku Electric Power Co., Inc.	113,896	0.0
2,700		Tokio Marine Holdings, Inc.	127,661	0.0
2,500		Tokyo Broadcasting System Holdings, Inc.	60,241	0.0
1,300		Tokyo Electron Ltd.	245,235	0.1
19,600		Tokyo Gas Co., Ltd.	467,669	0.1
9,900		Tokyu Corp.	166,056	0.1
17,000		Toppan Printing Co., Ltd.	160,251	0.0
19,100		Toray Industries, Inc.	190,540	0.1
6,500		Tosoh Corp.	149,645	0.0
2,400		Toto Ltd.	137,799	0.0
1,500		Toyo Suisan Kaisha Ltd.	61,038	0.0
27,800		Toyota Motor Corp.	1,915,347	0.5
2,300	(1)	Trend Micro, Inc.	124,506	0.0
1,500		TS Tech Co., Ltd.	64,285	0.0
1,900		Tsumura & Co.	64,041	0.0
900		Tsuruha Holdings, Inc.	125,693	0.0
6,400		Ube Industries Ltd.	191,172	0.1
3,300		Unicharm Corp.	88,392	0.0
7,600		USS Co., Ltd.	170,213	0.1
7,500		Wacoal Holdings Corp.	230,651	0.1
1,200		Welcia Holdings Co. Ltd.	51,059	0.0
7,700		West Japan Railway Co.	579,210	0.2
11,000		Yahoo! Japan Corp.	53,057	0.0
800		Yakult Honsha Co., Ltd.	67,163	0.0
18,100		Yamada Denki Co., Ltd.	107,481	0.0
2,300		Yamaha Corp.	95,111	0.0
1,600		Yamaha Motor Co., Ltd.	53,456	0.0
5,900		Azbil Corp.	274,986	0.1
1,900		Yamato Holdings Co., Ltd.	49,067	0.0
2,200		Yaskawa Electric Corp.	113,858	0.0
5,200		Yokogawa Electric Corp.	110,936	0.0
5,100		Zensho Holdings Co., Ltd.	89,437	0.0
9,600		Zeon Corp.	144,884	0.0
			92,051,581	22.2

		Luxembourg: 0.0%
789		RTL Group SA	66,898	0.0
2,975	(1)	SES S.A. - Luxembourg	46,425	0.0
			113,323	0.0

		Macau: 0.2%
817,000		SJM Holdings Ltd.	814,709	0.2

		Mexico: 0.2%
8,781		Coca-Cola Femsa SA de CV ADR	669,112	0.2

		Netherlands: 2.6%
10,520		Aegon NV	71,889	0.0
4,472		Airbus SE	514,277	0.1
6,609		Akzo Nobel NV	618,557	0.2
911		ASML Holding NV	184,696	0.0
14,685	(1)	ASR Nederland NV	641,456	0.2
5,828		EXOR NV	450,544	0.1
1,829		Heineken Holding NV	194,032	0.0
995		Heineken NV	111,828	0.0
83,328		ING Groep NV	1,636,178	0.4
2,710		Koninklijke DSM NV	280,196	0.1
41,222		Koninklijke KPN NV	144,453	0.0
15,005		Koninklijke Philips NV	611,604	0.2
1,373		NN Group NV	64,758	0.0
19,546	(1),(2)	Philips Lighting NV	768,553	0.2
1,600	(1)	QIAGEN NV	53,516	0.0
2,981		Randstad Holdings NV	210,429	0.1
14,104		Relx NV	312,314	0.1
33,866		Royal Dutch Shell PLC - Class A	1,187,297	0.3
31,539		Royal Dutch Shell PLC - Class B	1,118,766	0.3
24,815		Unilever NV	1,432,383	0.3
2,992		Wolters Kluwer NV	158,368	0.0
			10,766,094	2.6

		New Zealand: 0.4%
95,783		Air New Zealand Ltd.	217,409	0.1
12,165		Auckland International Airport Ltd.	59,936	0.0
35,313		Contact Energy Ltd.	145,452	0.0
18,794		Fisher & Paykel Healthcare Corp.	184,288	0.1
40,988		Kiwi Property Group Ltd.	41,685	0.0
31,968		Mercury NZ Ltd.	81,278	0.0
25,643		Meridian Energy Ltd.	54,803	0.0
14,013		Ryman Healthcare Ltd.	113,150	0.0
332,815		Spark New Zealand Ltd.	880,374	0.2
			1,778,375	0.4

		Norway: 0.7%
18,230		Subsea 7 SA	283,953	0.1
6,463		DNB ASA	131,362	0.0
28,721		Marine Harvest	497,326	0.1
75,283		Norsk Hydro ASA	548,161	0.1
20,308		Orkla ASA	211,329	0.1
2,613		Statoil ASA	61,226	0.0
19,590		Telenor ASA	458,008	0.1
7,993		TGS Nopec Geophysical Co. ASA	200,804	0.1
12,570		Yara International ASA	604,627	0.1
			2,996,796	0.7

		Peru: 0.4%
6,565		Credicorp Ltd.	1,520,651	0.4

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Poland: 0.1%
166,300		Polskie Gornictwo Naftowe I Gazownictwo SA	$326,098	0.1

		Portugal: 0.6%
417,060		EDP - Energias de Portugal SA	1,464,867	0.3
4,423		Galp Energia SGPS SA	84,490	0.0
36,972		Jeronimo Martins SGPS SA	787,464	0.2
21,104		Portucel Empresa Produtora de Pasta e Papel SA	118,494	0.1
			2,455,315	0.6

		Russia: 0.6%
107,182	(1)	Gazprom PJSC ADR	539,636	0.1
31,707		LUKOIL PJSC ADR	2,095,024	0.5
			2,634,660	0.6

		Singapore: 1.4%
320,900		Ascendas Real Estate Investment Trust	674,023	0.2
52,400		CapitaLand Commercial Trust	74,637	0.0
94,000		CapitaLand Ltd.	274,448	0.1
66,300		CapitaLand Mall Trust	106,136	0.0
22,700		City Developments Ltd.	228,780	0.1
37,000		ComfortDelgro Corp., Ltd.	59,162	0.0
8,600		DBS Group Holdings Ltd.	172,611	0.1
29,400		Frasers Centrepoint Ltd.	48,186	0.0
129,200		Genting Singapore PLC	132,665	0.0
363,200		Golden Agri-Resources Ltd.	104,916	0.0
160,000		Hutchison Port Holdings Trust	66,400	0.0
56,500		Keppel Corp., Ltd.	372,037	0.1
158,300		Mapletree Industrial Trust	255,829	0.1
253,700		Mapletree Logistics Trust	264,956	0.1
25,800		Oversea-Chinese Banking Corp., Ltd.	253,661	0.1
39,900		SembCorp Industries Ltd.	103,107	0.0
33,700		SembCorp Marine Ltd.	64,046	0.0
23,000		Singapore Airlines Ltd.	198,092	0.1
21,300		SATS Ltd	89,570	0.0
22,400		Singapore Exchange Ltd.	139,795	0.0
40,700		Singapore Telecommunications Ltd.	109,812	0.0
61,300		Singapore Technologies Engineering Ltd.	157,269	0.0
51,200		Suntec Real Estate Investment Trust	80,648	0.0
8,100		United Overseas Bank Ltd.	169,071	0.0
19,000		United Overseas Land Ltd.	132,125	0.0
60,800		Venture Corp. Ltd.	1,065,115	0.3
36,500		Wilmar International Ltd.	88,891	0.0
363,600		Yangzijiang Shipbuilding Holdings Ltd.	442,218	0.1
			5,928,206	1.4

		South Korea: 4.1%
3,830		Cheil Worldwide, Inc.	76,216	0.0
9,317		DB Insurance Co. Ltd	631,102	0.2
443		Doosan Corp.	49,221	0.0
1,284		E-Mart, Inc.	348,881	0.1
5,523		GS Holdings Corp.	358,879	0.1
2,239		Hankook Tire Co. Ltd.	112,137	0.0
2,033	(1)	Hanwha Chemical Corp.	66,987	0.0
4,321		Hanwha Corp.	190,362	0.1
7,751		Hanwha Life Insurance Co. Ltd.	54,453	0.0
142		Lotte Chemical Corp.	55,823	0.0
659		Hyosung Corp.	83,286	0.0
13,263		Hyundai Development Co-Engineering & Construction	548,744	0.1
10,237		Hyundai Engineering & Construction Co. Ltd.	410,938	0.1
433		Hyundai Mobis Co. Ltd.	100,358	0.1
584		Hyundai Motor Co.	88,696	0.0
1,893		Hyundai Steel Co.	100,858	0.0
300	(1)	Hyundai Robotics Co. Ltd.	127,956	0.0
2,673		Hyundai Marine & Fire Insurance Co., Ltd.	115,942	0.0
90,020	(1)	Industrial Bank Of Korea	1,402,671	0.4
5,758	(1)	KB Financial Group, Inc.	362,109	0.1
1,599		Kia Motors Corp.	51,846	0.0
1,310	(1)	Korea Electric Power Corp.	43,822	0.0
171		Korea Zinc Co., Ltd.	82,475	0.0
2,277		KT&G Corp.	227,092	0.1
457		LG Chem Ltd.	184,843	0.1
3,385		LG Corp.	282,312	0.1
27,170		LG Display Co., Ltd.	816,119	0.2
3,823		LG Electronics, Inc.	366,724	0.1
14,937		LG Uplus Corp.	199,941	0.1
370		Lotte Shopping Co. Ltd.	83,678	0.0
1,076		LS Corp.	79,577	0.0
215		Nong Shim Co., Ltd.	65,147	0.0
840	(1)	Orion Corp./Republic of Korea	92,035	0.0
4,859		POSCO	1,733,137	0.4
1,440		Samsung Electronics Co., Ltd.	3,365,753	0.8
339		Samsung Fire & Marine Insurance Co. Ltd.	91,681	0.0
712		Samsung Life Insurance Co. Ltd.	85,996	0.0
5,377		SK Innovation Co. Ltd.	1,029,657	0.3
1,449		SK Holdings Co. Ltd.	431,978	0.1
7,049		SK Hynix, Inc.	483,877	0.1
1,314		SK Telecom Co., Ltd.	326,296	0.1
1,290		S-Oil Corp.	148,588	0.0
82,701		Woori Bank	1,303,889	0.3
			16,862,082	4.1

		Spain: 3.8%
13,859		Abertis Infraestructuras SA	336,228	0.1
502		Acciona SA	45,453	0.0
54,684		ACS Actividades de Construccion y Servicios S.A.	2,188,056	0.5

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: (continued)
1,005	(2)	Aena SME SA	$218,845	0.1
29,703		Amadeus IT Group SA	2,302,854	0.6
93,793		Banco Bilbao Vizcaya Argentaria S.A.	880,211	0.2
190,592		Banco Santander SA	1,415,011	0.3
5,660		Bankinter S.A.	65,077	0.0
6,912		Cia de Distribucion Integral Logista Holdings SA	168,937	0.0
4,545		Corporacion Financiera Alba SA	283,797	0.1
10,228		CaixaBank SA	55,171	0.0
19,440		Distribuidora Internacional de Alimentacion SA	103,870	0.0
4,953		Enagas	134,927	0.0
43,388		Endesa S.A.	973,956	0.2
8,082		Ferrovial SA	185,538	0.1
44,446		Gas Natural SDG S.A.	1,027,665	0.3
2,338		Grifols SA	75,195	0.0
1,802		Grupo Catalana Occidente SA	84,346	0.0
199,963		Iberdrola S.A.	1,627,668	0.4
2,523		Industria de Diseno Textil SA	90,282	0.0
208,621		Mapfre SA	740,800	0.2
4,316		Mediaset Espana Comunicacion SA	48,809	0.0
17,706		Merlin Properties Socimi SA	254,941	0.1
8,441		Red Electrica Corp. SA	178,043	0.1
74,083		Repsol SA	1,394,319	0.3
64,328		Telefonica S.A.	659,915	0.2
			15,539,914	3.8

		Sweden: 4.0%
9,849		Alfa Laval AB	258,485	0.1
5,835		Assa Abloy AB	129,342	0.0
6,659		Atlas Copco AB - A	312,292	0.1
4,038		Atlas Copco AB - B	168,533	0.0
8,919		Boliden AB	323,786	0.1
56,647		Electrolux AB	2,001,254	0.5
10,374	(1)	Essity AB	310,760	0.1
1,839	(1)	Fastighets AB Balder	48,967	0.0
3,691		ICA Gruppen AB	144,198	0.0
4,722		Hennes & Mauritz AB	83,499	0.0
1,812		Hexagon AB	108,043	0.0
3,619		Holmen AB	190,648	0.1
40,977		Husqvarna AB - B Shares	427,467	0.1
34,138		Industrivarden AB	962,011	0.2
37,973		Industrivarden AB	1,011,618	0.2
5,437		Investment AB Latour	69,198	0.0
34,938		Investor AB	1,708,515	0.4
16,633		JM AB	375,181	0.1
6,392		Lundbergforetagen AB	515,825	0.1
3,718	(1)	Loomis AB	148,655	0.0
42,115		Nordea Bank AB	519,914	0.1
23,376		Peab AB	200,548	0.1
1,832	(1)	Saab AB	87,761	0.0
129,898		Sandvik AB	2,557,265	0.6
2,714		Securitas AB	50,238	0.0
8,607		Skandinaviska Enskilda Banken AB	108,773	0.0
27,940		SKF AB - B Shares	690,590	0.2
93,348		Svenska Cellulosa AB SCA	965,951	0.3
28,124		Swedbank AB	719,257	0.2
5,968		Swedish Match AB	241,731	0.1
7,073		Tele2 AB	88,456	0.0
8,363		Telefonaktiebolaget LM Ericsson	53,789	0.0
45,093		Telia Co. AB	226,353	0.1
9,162		Trelleborg AB	244,548	0.1
24,905		Volvo AB - B Shares	508,325	0.1
			16,561,776	4.0

		Switzerland: 5.2%
16,648		ABB Ltd.	464,026	0.1
26,042		Adecco Group AG	2,142,762	0.5
987		Baloise Holding AG	161,476	0.0
55		Barry Callebaut AG	112,564	0.0
564		Bucher Industries AG	258,417	0.1
5,541		Cie Financiere Richemont SA	531,471	0.1
8,606		Clariant AG	246,327	0.1
13,526		Coca-Cola HBC AG	454,412	0.1
1,628	(1)	DKSH Holding AG	152,261	0.0
1,069	(1)	Dufry Group	165,832	0.0
189		EMS-Chemie Holding AG	138,937	0.0
6,687		Ferguson PLC	516,398	0.1
1,157		Flughafen Zuerich AG	294,758	0.1
640		Geberit AG - Reg	303,124	0.1
274		Georg Fischer AG	396,657	0.1
100		Givaudan	240,726	0.1
61,976		Glencore PLC	355,209	0.1
6,171		LafargeHolcim Ltd.-CHF	377,573	0.1
165		Inficon Holding AG	103,253	0.0
1,115		Julius Baer Group Ltd.	76,596	0.0
2,116		Kuehne & Nagel International AG	388,609	0.1
1		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	74,742	0.0
8		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	50,110	0.0
4,688		Logitech International SA	196,610	0.1
966		Lonza Group AG	268,390	0.1
28,931		Nestle S.A.	2,499,117	0.6
17,908		Novartis AG	1,616,324	0.4
13,405		Oriflame Holding AG	600,336	0.1
471		Partners Group	365,993	0.1
5,678		Roche Holding AG	1,402,888	0.3
3,781		Schindler Holding AG - Part Cert	947,379	0.2
428	(1)	Schindler Holding AG - Reg	104,168	0.0
82		SGS S.A.	220,429	0.1
83		Sika AG	719,013	0.2
1,294		Sonova Holding AG - Reg	208,681	0.1
55,043		STMicroelectronics NV	1,315,702	0.3

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
327	(1)	Straumann Holding AG	$249,594	0.1
381		Sulzer AG	54,146	0.0
739		Swatch Group AG - BR	338,085	0.1
942		Swatch Group AG - Reg	81,373	0.0
2,816		Swiss Life Holding AG	1,057,401	0.3
699		Swiss Prime Site AG	67,672	0.0
3,378		Swiss Re Ltd.	333,184	0.1
568		Swisscom AG	310,179	0.1
1,422		Temenos Group AG	196,516	0.0
1,010		Zurich Insurance Group AG	332,237	0.1
			21,491,657	5.2

		Taiwan: 0.8%
1,377,000		AU Optronics Corp.	654,947	0.2
232,000		Formosa Chemicals & Fibre Co.	865,579	0.2
207,000		HON HAI Precision Industry Co., Ltd.	652,590	0.2
1,270,000		Innolux Corp.	598,123	0.1
198,000		Inventec Co., Ltd.	161,602	0.0
29,000		Taiwan Semiconductor Manufacturing Co., Ltd.	253,440	0.1
			3,186,281	0.8

		United Kingdom: 11.2%
265,020		3i Group PLC	3,504,366	0.9
3,432		Admiral Group PLC	90,128	0.0
20,121		Anglo American PLC	487,752	0.1
8,354		Ashtead Group PLC	249,727	0.1
4,030		Associated British Foods PLC	156,303	0.0
3,335		AstraZeneca PLC	231,493	0.1
18,204		Aviva PLC	132,806	0.0
48,908		BAE Systems PLC	412,640	0.1
52,387		Barratt Developments PLC	435,169	0.1
9,207		Bellway PLC	434,034	0.1
13,222		Berkeley Group Holdings PLC	744,477	0.2
21,311		BHP Billiton PLC	474,601	0.1
102,113		Booker Group PLC	328,536	0.1
108,705		BP PLC	775,544	0.2
14,173		British American Tobacco PLC	968,677	0.2
35,461		BT Group PLC	129,559	0.0
3,462		Bunzl PLC	101,273	0.0
32,523		Burberry Group PLC	729,379	0.2
8,497		Carnival PLC	599,504	0.2
216,499		Centamin PLC	500,926	0.1
100,862		Centrica PLC	191,112	0.1
10,013		CNH Industrial NV	148,060	0.0
16,512		Compass Group PLC	347,659	0.1
13,930		CRH PLC - London	517,432	0.1
4,544		Croda International PLC	289,193	0.1
15,735		Diageo PLC	566,340	0.1
31,103		Direct Line Insurance Group PLC	163,067	0.0
59,301		DS Smith PLC	423,839	0.1
6,139		easyJet PLC	144,693	0.0
73,245		Evraz PLC	386,601	0.1
8,618		Experian PLC	198,626	0.1
65,800		Ferrexpo PLC	272,524	0.1
53,807	(1)	Fiat Chrysler Automobiles NV	1,300,451	0.3
196,886		G4S PLC	794,653	0.2
10,215		Galliford Try PLC	158,381	0.1
59,268		GKN PLC	355,734	0.1
21,559		GlaxoSmithKline PLC	401,301	0.1
7,815		Halma PLC	141,837	0.0
8,828		Hammerson PLC	61,838	0.0
13,654		Howden Joinery Group PLC	90,037	0.0
226,711		HSBC Holdings PLC	2,418,702	0.6
9,313		IMI PLC	175,734	0.1
58,708		Inchcape PLC	604,479	0.2
68,909	(1)	Indivior PLC	393,691	0.1
10,994		Inmarsat PLC	72,465	0.0
9,124		InterContinental Hotels Group PLC	610,487	0.2
55,728		International Consolidated Airlines Group SA	506,366	0.1
5,771		Intertek Group PLC	411,765	0.1
54,658		Investec PLC - INVP - GBP	424,651	0.1
54,578		ITV PLC	129,413	0.0
7,464		J D Wetherspoon PLC	133,426	0.0
54,147		J Sainsbury PLC	194,824	0.1
2,619		Johnson Matthey PLC	128,724	0.0
34,960		Jupiter Fund Management PLC	293,699	0.1
31,326		Kingfisher PLC	154,210	0.0
563,026		Legal & General Group PLC	2,162,801	0.5
2,172,878		Lloyds Banking Group Plc	2,146,802	0.5
246,387		Marks & Spencer Group PLC	1,053,622	0.3
11,977		Meggitt PLC	78,901	0.0
7,980	(2)	Merlin Entertainments PLC	37,232	0.0
1,739		Micro Focus International PLC	53,159	0.0
11,401		Mondi PLC	303,872	0.1
44,740		Moneysupermarket.com Group PLC	215,140	0.1
36,991		National Grid PLC	423,849	0.1
2,401		Next PLC	173,366	0.1
21,656		Old Mutual PLC	71,889	0.0
19,138		Paragon Group of Cos PLC	134,075	0.0
6,319		Pennon Group PLC	64,595	0.0
47,237		Persimmon PLC	1,678,077	0.4
4,924		Prudential PLC	133,293	0.0
2,445		Reckitt Benckiser Group PLC	236,114	0.1
34,336		Relx PLC	759,851	0.2
81,875		Rentokil Initial PLC	345,352	0.1
844		Rightmove PLC	52,904	0.0
53,066		Rio Tinto PLC	2,953,813	0.7
10,780		Royal Mail PLC	71,823	0.0
5,389		Sage Group PLC	57,380	0.0
1,590		Schroders PLC	83,962	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
31,018	SSE PLC	$575,228	0.1
64,406	Segro PLC	532,651	0.1
4,077	Severn Trent PLC	113,298	0.0
18,325	Sky PLC	275,605	0.1
13,740	Smith & Nephew PLC	247,231	0.1
11,173	Smiths Group PLC	253,739	0.1
2,884	Spirax-Sarco Engineering PLC	232,285	0.1
17,955	SSP Group PLC	155,365	0.0
4,993	St. James's Place PLC	84,298	0.0
8,110	Standard Life Aberdeen PLC	49,021	0.0
11,465	Tate & Lyle PLC	104,511	0.0
358,895	Taylor Wimpey PLC	971,254	0.2
2,266	TechnipFMC PLC	73,344	0.0
105,280	Tesco PLC	313,007	0.1
4,773	Travis Perkins PLC	98,977	0.0
26,535	Unilever PLC	1,501,782	0.4
9,429	United Utilities Group PLC	98,907	0.0
124,946	Vodafone Group PLC	398,307	0.1
3,248	Whitbread PLC	179,013	0.1
443,242	WM Morrison Supermarkets PLC	1,397,128	0.3
7,247	WPP PLC	131,243	0.0
		46,170,974	11.2

	United States: 0.0%
13,522	(3) Ship Finance International Ltd.	206,887	0.0

	Total Common Stock (Cost $340,661,493)	414,693,963	100.2

EXCHANGE-TRADED FUNDS: 0.2%
8,014	iShares MSCI EAFE Index Fund	591,754	0.2

	Total Exchange-Traded Funds (Cost $579,566)	591,754	0.2

PREFERRED STOCK: 0.1%
	Germany: 0.1%
2,501	Fuchs Petrolub AG	136,902	0.1
404	Henkel AG & Co. KGaA	56,498	0.0
1,178	Porsche AG	109,010	0.0
		302,410	0.1

	South Korea: 0.0%
113	Samsung Electronics Co., Ltd. - Pref	223,328	0.0

	Spain: 0.0%
2,233	Grifols SA	55,386	0.0

	Total Preferred Stock (Cost $442,034)	581,124	0.1

RIGHTS: 0.0%
	Spain: 0.0%
20,618	(1) ACS Actividades de Construccion y Servicios SA	10,802	0.0

	Total Rights (Cost $11,348)	10,802	0.0

	Total Long-Term Investments (Cost $341,694,441)	415,877,643	100.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Securities Lending Collateral(4): 0.1%
108,134	Citigroup, Inc., Repurchase Agreement dated 01/31/18, 1.34%, due 02/01/18 (Repurchase Amount $108,138, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $110,296, due 02/01/18-06/01/56)	108,134	0.0
108,134	Daiwa Capital Markets, Repurchase Agreement dated 01/31/18, 1.35%, due 02/01/18 (Repurchase Amount $108,138, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $110,294, due 02/15/18-12/01/51)	108,134	0.0
108,134	HSBC Securities USA, Repurchase Agreement dated 01/31/18, 1.34%, due 02/01/18 (Repurchase Amount $108,138, collateralized by various U.S. Government Agency Obligations, 3.500%-6.000%, Market Value plus accrued interest $110,297, due 02/01/35-10/01/47)	108,134	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
108,100	Jefferies LLC, Repurchase Agreement dated 01/31/18, 1.44%, due 02/01/18 (Repurchase Amount $108,104, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $110,262, due 02/09/18-07/15/32)	$108,100	0.0
22,778	Merrill Lynch & Co., Inc., Repurchase Agreement dated 01/31/18, 1.34%, due 02/01/18 (Repurchase Amount $22,779, collateralized by various U.S. Government Securities, 1.375%-2.125%, Market Value plus accrued interest $23,234, due 03/31/24-02/15/44)	22,778	0.0
		455,280	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,779,406	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
	(Cost $1,779,406)	1,779,406	0.4

	Total Short-Term Investments (Cost $2,234,686)	2,234,686	0.5

	Total Investments in Securities (Cost $343,929,127)	$418,112,329	101.0
	Liabilities in Excess of Other Assets	(4,205,305)	(1.0)
	Net Assets	$413,907,024	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of January 31, 2018.

Sector Diversification	Percentage of Net Assets
Industrials	18.3%
Financials	18.0
Consumer Discretionary	13.5
Materials	11.7
Information Technology	8.6
Consumer Staples	7.9
Real Estate	5.9
Utilities	4.9
Health Care	4.6
Energy	4.2
Telecommunication Services	2.7
Exchange-Traded Funds	0.2
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$28,506,449	$–	$28,506,449
Austria	359,332	1,683,652	–	2,042,984
Belgium	–	2,364,845	–	2,364,845
Canada	23,916,084	–	–	23,916,084
China	1,778,480	12,789,370	–	14,567,850
Denmark	626,451	6,383,918	–	7,010,369
Finland	454,800	6,965,552	–	7,420,352
France	1,511,023	31,736,780	–	33,247,803
Germany	694,192	25,295,809	–	25,990,001
Hong Kong	2,140,748	12,697,436	–	14,838,184
India	–	618,183	–	618,183
Ireland	494,504	469,037	–	963,541
Israel	1,068,245	1,510,050	–	2,578,295
Italy	1,244,125	7,310,407	–	8,554,532
Japan	–	92,051,581	–	92,051,581
Luxembourg	–	113,323	–	113,323
Macau	–	814,709	–	814,709
Mexico	669,112	–	–	669,112
Netherlands	–	10,766,094	–	10,766,094
New Zealand	395,175	1,383,200	–	1,778,375
Norway	–	2,996,796	–	2,996,796
Peru	1,520,651	–	–	1,520,651
Poland	326,098	–	–	326,098
Portugal	2,252,331	202,984	–	2,455,315
Russia	–	2,634,660	–	2,634,660
Singapore	741,507	5,186,699	–	5,928,206
South Korea	579,379	16,282,703	–	16,862,082
Spain	84,346	15,455,568	–	15,539,914
Sweden	1,049,450	15,512,326	–	16,561,776
Switzerland	411,052	21,080,605	–	21,491,657
Taiwan	–	3,186,281	–	3,186,281
United Kingdom	5,788,376	40,382,598	–	46,170,974
United States	206,887	–	–	206,887
Total Common Stock	48,312,348	366,381,615	–	414,693,963
Exchange-Traded Funds	591,754	–	–	591,754
Preferred Stock	–	581,124	–	581,124
Rights	10,802	–	–	10,802
Short-Term Investments	1,779,406	455,280	–	2,234,686
Total Investments, at fair value	$50,694,310	$367,418,019	$–	$418,112,329
Other Financial Instruments+
Futures	52,014	–	–	52,014
Total Assets	$50,746,324	$367,418,019	$–	$418,164,343

(1)	For the period ended January 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2018, securities valued at $5,608,706 and $10,829,064 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

At January 31, 2018, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	12	03/16/18	$1,287,300	$52,014
			$1,287,300	$52,014

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$52,014
Total Asset Derivatives		$52,014

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $347,522,666.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$74,218,532
Gross Unrealized Depreciation	(3,331,982)

Net Unrealized Appreciation	$70,886,550

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Australia: 4.1%
80,195		ALS Ltd.	$448,739	0.2
166,635	(1)	Amaysim Australia Ltd.	281,977	0.1
64,318		Ausdrill Ltd.	135,270	0.1
557,630		Beach Energy Ltd.	583,615	0.3
36,226		BT Investment Management Ltd.	321,269	0.1
110,031		Charter Hall Group	523,169	0.2
183,776		Cleanaway Waste Management Ltd.	213,478	0.1
10,505		Codan Ltd./Australia	18,792	0.0
111,168		CSR Ltd.	450,169	0.2
31,294		Data#3 Ltd.	40,851	0.0
10,667		Dicker Data Ltd.	24,841	0.0
16,765		Domino's Pizza Enterprises Ltd.	646,464	0.3
40,051	(2)	Energy Resources of Australia Ltd.	27,432	0.0
58,110		Estia Health Ltd.	159,347	0.1
28,894	(3)	Galileo Japan Trust	–	–
130,852		Grange Resources Ltd.	20,561	0.0
86,766	(2)	Karoon Gas Australia Ltd.	90,081	0.0
9,133		Kogan.com Ltd.	52,620	0.0
5,891		Lovisa Holdings Ltd.	37,216	0.0
116,664		Metcash Ltd.	300,869	0.1
26,426		Mineral Resources Ltd.	398,691	0.2
31,452		Monadelphous Group Ltd.	444,697	0.2
60,689	(2)	Netwealth Group Ltd.	303,200	0.2
17,164		New Hope Corp., Ltd.	34,854	0.0
270,716	(2)	NRW Holdings Ltd.	327,272	0.1
60,658		Nufarm Ltd.	388,885	0.2
154,709		oOh!media Ltd.	570,392	0.3
32,324		OZ Minerals Ltd.	242,999	0.1
3,797		Peet Ltd.	4,222	0.0
227,162	(2)	Ramelius Resources Ltd.	79,062	0.0
62,018	(1)	Regis Healthcare Ltd.	198,513	0.1
36,920		Seek Ltd.	581,192	0.3
22,019		Seven Group Holdings Ltd.	289,535	0.1
62,512		Star Entertainment Grp Ltd.	304,900	0.1
213,848		Whitehaven Coal Ltd.	848,388	0.4
			9,393,562	4.1

		Austria: 0.9%
1,154		CA Immobilien Anlagen AG	35,446	0.0
1,698		Fabasoft AG	33,219	0.0
2,315	(2)	Lenzing AG	294,319	0.1
6,842		POLYTEC Holding AG	159,701	0.1
9,500	(1)	Porr Ag	327,895	0.1
2,114	(2)	Rhi Magnesita NV	136,601	0.1
3,608	(1),(2)	Schoeller-Bleckmann Oilfield Equipment AG	392,173	0.2
25,294	(2)	Wienerberger AG	690,220	0.3
			2,069,574	0.9

		Belgium: 1.4%
151,931	(2)	AGFA-Gevaert NV	763,201	0.3
797		Barco NV	98,358	0.1
3,221		Cie d'Entreprises CFE	465,490	0.2
566		D'ieteren SA	26,434	0.0
48,868		Euronav NV	415,910	0.2
2,900	(1),(2)	Galapagos NV	344,404	0.2
873		Jensen-Group NV	46,607	0.0
13,782		Ontex Group NV	407,587	0.2
4,231	(2)	QUESTFOR GR-PRICAF	52,425	0.0
1,411		RealDolmen	59,037	0.0
167		TER Beke SA	36,907	0.0
3,191	(2)	Warehouses De Pauw SCA	395,949	0.2
			3,112,309	1.4

		Bermuda: 0.1%
7,100		Brookfield Business Partners L.P.	276,900	0.1

		Brazil: 0.1%
14,100	(2)	Biotoscana Investments SA	83,202	0.0
7,700		Cia de Locacao das Americas	57,424	0.0
8,100		Magnesita Refratarios SA	139,703	0.1
14,300		QGEP Participacoes SA	45,108	0.0
			325,437	0.1

		Canada: 6.9%
15,960		AGF Management Ltd.	98,355	0.1
15,700		Aimia, Inc.	47,355	0.0
12,896	(2)	Air Canada	250,686	0.1
1,600		Algoma Central Corp.	20,124	0.0
26,065		Algonquin Power & Utilities Corp.	283,113	0.1
16,911	(2)	Avigilon Corp.	314,160	0.1
85,900		Bonavista Energy Corp.	120,120	0.1
4,100		Brookfield Real Estate Services, Inc.	56,600	0.0
17,992		BRP, Inc./CA	743,962	0.3
4,700	(1)	BTB Real Estate Investment Trust	17,615	0.0
1,300		Calian Group Ltd.	32,859	0.0
4,900		Canaccord Capital, Inc.	25,815	0.0
10,291	(2)	Canada Goose Holdings, Inc.	369,859	0.2
9,128		Canadian Apartment Properties REIT	268,348	0.1
6,600		Canadian Western Bank	207,659	0.1
14,987	(2)	Canfor Corp.	351,524	0.2
21,323		Canfor Pulp Products, Inc.	251,889	0.1
232,852	(2)	Capstone Mining Corp.	263,142	0.1
7,587		Cascades, Inc.	95,115	0.1
2,600	(2)	Cathedral Energy Services Ltd.	3,319	0.0
1,700		Cervus Equipment Corp.	20,096	0.0
3,000		Chorus Aviation, Inc.	23,268	0.0
9,093	(2)	Cipher Pharmaceuticals, Inc.	29,275	0.0
1,581		Cogeco Communications, Inc.	97,945	0.1
2,025		Cogeco, Inc.	123,541	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
1,380		Dream Office Real Estate Investment Trust	$25,446	0.0
100		E-L Financial Corp. Ltd.	65,041	0.0
4,100		Empire Co. Ltd.	79,333	0.0
16,315		Enerflex Ltd.	194,056	0.1
77,213		Entertainment One Ltd.	354,327	0.2
102,576	(2)	Gran Tierra Energy, Inc.	283,543	0.1
3,600	(2)	Great Canadian Gaming Corp.	107,122	0.1
1,100		Guardian Capital Group Ltd.	23,485	0.0
44,557		High Arctic Energy Services, Inc.	143,452	0.1
10,400		High Liner Foods, Inc.	116,768	0.1
32,441		HudBay Minerals, Inc.	277,990	0.1
76,394	(2)	Iamgold Corp.	449,669	0.2
2,800	(2)	IBI Group, Inc.	19,259	0.0
1,532		Information Services Corp.	21,946	0.0
42,635	(2)	Interfor Corp.	807,985	0.4
10,700		Just Energy Group, Inc.	45,671	0.0
300		Lassonde Industries, Inc.	61,707	0.0
6,874		Laurentian Bank of Canada	297,314	0.1
400		Leon's Furniture Ltd.	5,724	0.0
11,100		Linamar Corp.	655,441	0.3
15,200		Maple Leaf Foods Inc.	430,667	0.2
45,000		Martinrea International, Inc.	526,463	0.2
3,810		Maxar Technologies Ltd.	240,433	0.1
600		Morguard Corp.	89,854	0.0
1,636		Morguard North American Residential Real Estate Investment Trust	19,765	0.0
4,993		New Flyer Industries, Inc.	235,726	0.1
19,193		Norbord, Inc.	733,079	0.3
25,217		North American Energy Partners, Inc.	121,042	0.1
1,200		Northview Apartment Real Estate Investment Trust	24,234	0.0
15,900	(2)	NuVista Energy Ltd	112,463	0.1
33,300	(2)	Parex Resources, Inc.	497,334	0.2
24,700	(2)	Premier Gold Mines Ltd.	69,682	0.0
4,687		Premium Brands Holdings Corp.	407,731	0.2
23,600		Reitmans Canada Ltd.	83,847	0.0
100	(2)	Senvest Capital, Inc.	20,102	0.0
183		Stuart Olson, Inc.	934	0.0
6,900		Summit Industrial Income REIT	45,215	0.0
124,412	(2)	Tamarack Valley Energy Ltd.	287,260	0.1
137,466	(2)	Taseko Mines Ltd.	246,064	0.1
17,200		Torstar Corp.	22,654	0.0
54,139		Transcontinental, Inc.	1,094,664	0.5
30,088		Tricon Capital Group, Inc.	262,720	0.1
3,900		Wajax Corp.	70,485	0.0
21,488		West Fraser Timber Co., Ltd.	1,503,461	0.7
19,100		Western Forest Products, Inc.	44,411	0.0
497		WestJet Airlines Ltd.	9,944	0.0
10,599		WSP Global, Inc.	513,233	0.2
6,500		ZCL Composites, Inc.	59,768	0.0
			15,924,258	6.9

		China: 1.9%
121,500		Asia Cement China Holdings Corp.	49,378	0.0
34,000	(2)	Baoye Group Co. Ltd.	23,938	0.0
5,409	(1),(2)	BeiGene Ltd. ADR	734,272	0.3
93,500		BYD Electronic International Co. Ltd.	229,683	0.1
182,000		China SCE Property Holdings Ltd.	97,818	0.0
155,000		China Sunshine Paper Holdings Co. Ltd.	47,158	0.0
19,022		China Yuchai International Ltd.	504,083	0.2
741	(2)	CKH Food & Health Ltd.	647	0.0
34,200		Dutech Holdings Ltd.	8,603	0.0
166,000		Golden Wheel Tiandi Holdings Co. Ltd.	17,825	0.0
1,244,000		Greenland Hong Kong Holdings Ltd.	705,081	0.3
210,000		Hopefluent Group Holdings Ltd.	109,528	0.1
115,500		Kingboard Chemicals Holdings	631,985	0.3
169,000		Nexteer Automotive Group Ltd.	359,855	0.2
279,000	(2)	Poly Property Group Co. Ltd.	154,183	0.1
88,000	(2),(3)	RREEF China Commercial Trust	–	–
163,000		Sinotruk Hong Kong Ltd.	214,203	0.1
116,000		Ten Pao Group Holdings Ltd.	20,682	0.0
124,000		Trigiant Group Ltd.	16,898	0.0
50,000	(2),(4)	Wuxi Biologics Cayman, Inc.	343,620	0.2
86,000	(2)	Xingfa Aluminium Holdings Ltd.	58,157	0.0
			4,327,597	1.9

		Denmark: 0.5%
75,259		Columbus A/S	190,303	0.1
10,322		GN Store Nord A/S	348,079	0.1
1,780	(2)	H+H International A/S	43,294	0.0
3,382		Jyske Bank	195,512	0.1
2,547		Parken Sport & Entertainment A/S	31,017	0.0
612		Per Aarsleff Holding A/S	21,031	0.0
5,055		Royal Unibrew A/S	307,120	0.1
4,574		Sparekassen Sjaelland-Fyn AS	85,460	0.1
			1,221,816	0.5

		Finland: 0.7%
3,392		Atria PLC	52,347	0.0
15,843		Cramo PLC	386,516	0.2
10,269		Finnair OYJ	124,308	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Finland: (continued)
16,552		F-Secure Oyj	$80,352	0.0
5,635		Metso OYJ	196,742	0.1
37,594	(2)	Outotec Oyj	323,752	0.1
694		Vaisala OYJ	39,549	0.0
15,175		Valmet OYJ	340,494	0.2
			1,544,060	0.7

		France: 6.7%
39,660	(2)	Air France-KLM	615,153	0.3
4,213		Altamir	82,122	0.0
3,463		Alten Ltd.	350,581	0.1
896		ARGAN SA	43,493	0.0
4,723	(2)	Arkema SA	603,393	0.3
2,762		AST Groupe SA	32,577	0.0
775	(2)	Atos SE	122,223	0.1
766		Bastide le Confort Medical	52,497	0.0
1,723		Beneteau SA	45,857	0.0
1,451		Boiron SA	126,871	0.1
435		Savencia SA	44,178	0.0
1,601		Caisse Regionale de Credit Agricole Mutuel Nord de France	45,635	0.0
9,656		CBO Territoria	48,434	0.0
678	(2)	Cegedim SA	34,765	0.0
2,308		Cie des Alpes	99,720	0.1
40,724		Derichebourg SA	408,388	0.2
1,435		Devoteam SA	141,996	0.1
5,700	(2)	Eiffage SA	691,044	0.3
7,489		Elis SA	209,237	0.1
1,023	(2)	Eramet SLN	144,384	0.1
2,054	(2)	Eurofins Scientific SE	1,337,085	0.6
169		Exel Industries	24,864	0.0
5,300	(2)	Faurecia	475,573	0.2
1,559		Groupe Crit	148,847	0.1
562		Groupe Open	24,526	0.0
125		Groupe Partouche SA	5,478	0.0
4,119	(2)	ID Logistics Group	694,478	0.3
5,519	(2)	Imerys SA	591,499	0.3
762		Infotel SA	51,088	0.0
19,436	(1),(2)	Innate Pharma SA	140,116	0.1
5,447	(2)	Ipsen SA	762,778	0.3
3,415		Kaufman & Broad SA	178,203	0.1
135		LDC SA	21,364	0.0
1,992		Lectra	56,277	0.0
22,258	(2),(4)	Maisons du Monde SA	956,157	0.4
271		Manutan International	31,426	0.0
5,861		Mersen SA	285,980	0.1
7,980		MGI Coutier	351,225	0.2
8,917	(2)	Nexity SA	537,310	0.2
6,120		Plastivaloire	139,222	0.1
336		PSB Industries SA	19,940	0.0
4,268		Rubis SCA	314,774	0.1
5,680		SCOR SE	254,228	0.1
1,297		SEB SA	267,965	0.1
728		Societe Marseillaise du Tunnel Prado-Carenage SA	21,557	0.0
17,337	(2)	Societe Television Francaise 1	260,034	0.1
1,286		Synergie SA	76,639	0.0
4,981		Teleperformance	754,894	0.3
1,164		Trigano SA	225,959	0.1
20,714	(2)	UbiSoft Entertainment	1,772,790	0.8
284		Vetoquinol SA	19,118	0.0
2,162	(2)	Virbac SA	332,243	0.1
229		Voyageurs du Monde	27,920	0.0
7,620	(2),(4)	Worldline SA/France	431,028	0.2
			15,535,133	6.7

		Germany: 5.9%
4,962		Aareal Bank AG	250,842	0.1
248		All for One Steeb AG	21,430	0.0
21,910		Alstria Office REIT-AG	345,989	0.1
7,260		Amadeus Fire AG	748,138	0.3
2,520	(1),(2)	Aumann AG	208,373	0.1
3,885		Bechtle AG	354,326	0.2
3,322		Berentzen-Gruppe AG	34,852	0.0
3,164		Borussia Dortmund GmbH & Co. KGaA	22,475	0.0
6,101		Carl Zeiss Meditec AG	399,342	0.2
920		CENIT AG	25,358	0.0
2,595		CENTROTEC Sustainable AG	49,294	0.0
6,864		Cewe Stiftung & Co. KGAA	747,572	0.3
43,125		Deutz AG	400,454	0.2
5,213	(2)	Dialog Semiconductor PLC	158,933	0.1
5,530		Duerr AG	761,861	0.3
156		Eckert & Ziegler AG	7,253	0.0
3,487		Elmos Semiconductor AG	103,254	0.1
47,868	(1),(2)	Evotec AG	874,103	0.4
654	(2)	FinTech Group AG	24,441	0.0
9,593		Francotyp-Postalia Holding AG	52,286	0.0
13,063		Fraport AG Frankfurt Airport Services Worldwide	1,546,650	0.7
8,842		Freenet AG	339,059	0.1
2,926		Gerresheimer AG	255,574	0.1
385	(2)	GK Software SE	59,750	0.0
31,098		Kloeckner & Co. SE	412,398	0.2
1,106		Koenig & Bauer AG	90,659	0.0
4,082		LANXESS AG	356,459	0.2
1,990		MTU Aero Engines AG	356,747	0.2
768		MVV Energie AG	24,979	0.0
726		OHB SE	41,778	0.0
1,578		PSI Software AG	37,224	0.0
100		Puma SE	42,170	0.0
2,467		Rheinmetall AG	349,206	0.1
37,784		SAF-Holland SA	886,618	0.4
8,017	(2)	Siltronic AG	1,330,964	0.6
6,028	(1)	STRATEC Biomedical AG	547,837	0.3
24,661		TAG Immobilien AG	487,478	0.2
1,091		Technotrans AG	60,666	0.0
878	(2)	Uniper SE	26,211	0.0
7,535		VERBIO Vereinigte BioEnergie AG	68,877	0.0
2,634	(1)	VTG AG	136,370	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
5,247		Wirecard AG	$654,194	0.3
			13,702,444	5.9

		Hong Kong: 2.3%
2,000		Allied Group Ltd.	12,229	0.0
236,000		Allied Properties HK Ltd.	49,993	0.0
31,000		BOE Varitronix Ltd.	16,248	0.0
346,000		Bossini International Holdings Ltd.	17,913	0.0
310,000	(2)	Cathay Pacific Airways Ltd.	491,278	0.2
1,304,000	(2)	Chigo Holding Ltd.	19,103	0.0
2,802,920	(2)	China Billion Resources Ltd.	7,166	0.0
87,913	(2)	S&C Engine Group Ltd.	79,281	0.1
210,000		China Overseas Grand Oceans Group Ltd.	131,445	0.1
200,000		Computime Group Ltd.	35,027	0.0
507,500	(2),(3)	DMX Technologies Group Ltd.	–	–
64,000		Dream International Ltd.	29,944	0.0
64,000		Eagle Nice International Holdings Ltd.	29,759	0.0
486,000		Emperor International Holdings Ltd.	171,298	0.1
42,000	(2)	eSun Holdings Ltd.	7,141	0.0
814,000		Fountain SET Hldgs	114,448	0.1
152,000		Get Nice Financial Group Ltd.	39,639	0.0
566,000		Get Nice Holdings Ltd.	20,944	0.0
102,000		Guangnan Holdings Ltd.	12,778	0.0
120,944		Hanison Construction Holdings Ltd.	23,917	0.0
10,000		Hong Kong Ferry Holdings Co. Ltd.	11,504	0.0
238,000		Hop Fung Group Holdings Ltd.	42,594	0.0
90,000		Hung Hing Printing Group Ltd.	19,541	0.0
523,000		K Wah International Holdings Ltd.	375,213	0.2
53,200		Lai Fung Holdings Ltd.	88,546	0.1
6,000		Liu Chong Hing Investment Ltd.	10,282	0.0
52,000		Luk Fook Holdings International Ltd.	186,126	0.1
36,000		Lung Kee Bermuda Holdings	17,350	0.0
91,000		Melco International Development	272,437	0.1
118,000		Ming Fai International Holdings Ltd.	18,403	0.0
23,000	(2)	Rich Goldman Holdings Ltd.	1,176	0.0
54,000		Overseas Chinese Town Asia Holdings Ltd.	25,541	0.0
278,000	(2),(3)	Pacific Andes International Holdings Ltd.	–	–
20,000		PC Partner Group Ltd.	16,621	0.0
320,000		Pico Far East Holdings Ltd.	128,038	0.1
270,000		Rivera Holdings Ltd.	20,341	0.0
544,000		Road King Infrastructure	1,116,740	0.5
15,500		Soundwill Holdings Ltd.	30,844	0.0
206,000		Sun Hung Kai & Co. Ltd.	134,480	0.1
187,500		Tang Palace China Holdings Ltd.	77,733	0.0
189,000		Tao Heung Holdings Ltd.	35,758	0.0
46,000		Tomson Group Ltd.	22,733	0.0
1,000,000		Tongda Group Holdings Ltd.	226,014	0.1
257,000		Towngas China Co. Ltd.	215,518	0.1
92,000		TPV Technology Ltd.	13,054	0.0
124,000		Tradelink Electronic Commerce Ltd.	22,033	0.0
357,000		Value Partners Group Ltd.	453,631	0.2
33,220		Valuetronics Holdings Ltd.	24,008	0.0
212,000		Vedan International Holdings Ltd.	22,223	0.0
436,400		VSTECS Holdings Ltd	231,997	0.1
40,000		Wai Kee Holdings Ltd.	22,397	0.0
140,000		Wuling Motors Holdings Ltd.	10,559	0.0
			5,202,986	2.3

		India: 0.3%
8,717		Andhra Sugars Ltd./The	86,253	0.0
25,620	(2),(3)	Geodesic Ltd.	–	–
393		Hawkins Cookers Ltd.	19,026	0.0
6,074		Hinduja Global Solutions Ltd.	88,139	0.1
7,437		Magma Fincorp Ltd.	18,533	0.0
3,339		OCL India Ltd.	71,879	0.0
2,781		Pfizer Ltd/India	101,477	0.1
7,439		Polyplex Corp. Ltd.	58,744	0.0
2,306		PPAP Automotive Ltd.	20,789	0.0
874		Sharda Motor Industries Ltd.	31,691	0.0
21,379	(2),(3)	Varun Industries Ltd.	–	–
35,487		West Coast Paper Mills Ltd.	148,691	0.1
			645,222	0.3

		Indonesia: 0.1%
1,114,200		Bank Bukopin Tbk	53,261	0.0
398,900	(2)	Bank Pan Indonesia Tbk PT	43,768	0.0
904,000		Erajaya Swasembada Tbk PT	56,624	0.1
301,000		Gajah Tunggal Tbk PT	19,130	0.0
61,300		Indah Kiat Pulp and Paper Corp. Tbk PT	42,924	0.0
82,900	(2)	Petrosea Tbk PT	14,997	0.0
4,480		Sunway Construction Group Bhd	2,943	0.0
			233,647	0.1

		Ireland: 0.8%
16,141	(2)	Avadel Pharmaceuticals PLC ADR	171,095	0.1
186,144	(2)	Cairn Homes PLC	439,106	0.2
31,751	(2)	Dalata Hotel Group PLC	232,621	0.1
23,179		Grafton Group PLC	260,182	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Ireland: (continued)
9,677	(2)	Keywords Studios PLC	$204,449	0.1
42,048		UDG Healthcare PLC	489,788	0.2
			1,797,241	0.8

		Israel: 1.1%
8,943		Ashtrom Group Ltd.	39,254	0.0
4,947		Aspen Group Ltd.	9,984	0.0
58,765	(2)	Ceragon Networks Ltd.	122,231	0.1
3,002		Danel Adir Yeoshua Ltd.	176,101	0.1
4,411		Dor Alon Energy in Israel 1988 Ltd.	63,852	0.0
18,547		Electra Consumer Products 1970 Ltd.	319,803	0.2
1,384		FIBI Holdings Ltd.	39,013	0.0
2,764		First International Bank Of Israel Ltd.	62,359	0.0
4,966		Kerur Holdings Ltd.	154,954	0.1
12,131	(2)	Mellanox Technologies Ltd.	787,908	0.3
9,839		Naphtha Israel Petroleum Corp. Ltd.	66,149	0.0
3,691		Norstar Holdings, Inc.	72,437	0.0
120,423		Oil Refineries Ltd.	57,036	0.0
2,516		Palram Industries 1990 Ltd.	15,988	0.0
3,802		Scope Metals Group Ltd.	116,985	0.1
5,540	(2)	SodaStream International Ltd.	435,610	0.2
			2,539,664	1.1

		Italy: 5.5%
211,333		A2A SpA	406,138	0.2
37,113		Amplifon S.p.A.	659,375	0.3
54,446	(4)	Anima Holding SpA	456,811	0.2
18,469	(2)	Arnoldo Mondadori Editore SpA	51,593	0.0
9,304		Ascopiave SpA	41,008	0.0
56,683		Autogrill S.p.A.	788,906	0.4
22,817		Autostrada Torino-Milano S.p.A.	618,980	0.3
5,984	(2)	Banca Generali SpA	224,145	0.1
11,206		Biesse S.p.A.	629,787	0.3
46,486		Brembo SpA	750,772	0.3
16,561		Brunello Cucinelli SpA	555,198	0.2
7,618		Caltagirone SpA	30,266	0.0
2,661		Cembre SpA	77,474	0.0
59,552		Cerved Information Solutions SpA	839,188	0.4
48,395		Cofide SpA	34,970	0.0
13,424		Danieli & Co. Officine Meccaniche S.p.A.	383,581	0.2
3,728		DiaSorin SpA	360,647	0.2
24,073		Digital Bros SpA	325,902	0.2
1,676		El.En. SpA	61,510	0.0
26,705	(2)	Elica SpA	79,574	0.0
15,292		Emak SpA	28,896	0.0
15,810		ERG S.p.A.	327,646	0.2
15,100	(2),(4)	Gima TT SpA	328,269	0.2
4,162		Gruppo MutuiOnline SpA	80,714	0.1
7,629	(2)	I Grandi Viaggi SpA	20,649	0.0
130,999	(4)	Infrastrutture Wireless Italiane SpA	946,731	0.4
14,865		Interpump Group SpA	535,918	0.2
57,691	(2)	Juventus Football Club SpA	58,555	0.0
24,267	(1)	Maire Tecnimont SpA	126,465	0.1
20,507		Moncler SpA	675,817	0.3
41,947	(4)	OVS SpA	310,713	0.1
1,910		Prima Industrie SpA	88,002	0.0
103,261		Reno de Medici SpA	82,783	0.0
8,011		Sabaf SpA	195,938	0.1
8,137		SAES Getters SpA	259,636	0.1
26,632	(1)	Salvatore Ferragamo Italia SpA	750,215	0.3
22,774		Saras S.p.A.	49,752	0.0
7,403		Servizi Italia SpA	58,272	0.0
1,600	(2)	SIT SpA	22,845	0.0
21,790		Societa Cattolica di Assicurazioni SC	271,347	0.1
1,913		Societa Iniziative Autostradali e Servizi S.p.A.	36,006	0.0
			12,630,994	5.5

		Japan: 25.4%
4,600		A&D Co., Ltd.	33,741	0.0
1,700		Achilles Corp.	36,163	0.0
1,000		ACKG Ltd.	18,566	0.0
500		Aeon Fantasy Co., Ltd.	25,169	0.0
1,000		Aichi Bank Ltd.	51,132	0.0
600		Aichi Tokei Denki Co., Ltd.	24,514	0.0
3,850		Ain Holdings, Inc.	235,690	0.1
1,600		Alpha Systems, Inc.	37,036	0.0
16,900		Alps Electric Co., Ltd.	488,369	0.2
800		Anabuki Kosan, Inc.	24,307	0.0
1,900		Arakawa Chemical Industries Ltd.	38,960	0.0
500		Arata Corp.	25,900	0.0
32,400		Asahi Intecc Co. Ltd.	1,244,710	0.6
1,400		ASKA Pharmaceutical Co., Ltd.	27,136	0.0
5,500		ASKUL Corp.	183,869	0.1
3,000		Avant Corp.	25,149	0.0
700		Axyz Co. Ltd.	28,726	0.0
6,000		Bando Chemical Industries Ltd.	71,172	0.0
1,700		Bank of Kochi Ltd.	21,439	0.0
1,200		Business Brain Showa-Ota, Inc.	19,346	0.0
1,300		Chori Co., Ltd.	23,402	0.0
9,000		Chubu Shiryo Co., Ltd.	194,001	0.1
600		Chuo Spring Co., Ltd.	20,335	0.0
21,000		CKD Corp.	570,126	0.3
700		CK-San-Etsu Co. Ltd.	30,134	0.0
300		CMC Corp.	18,866	0.0
2,500		Corona Corp.	31,602	0.0
12,800		Cosmos Initia Co. Ltd.	110,539	0.1
5,400		CTI Engineering Co., Ltd.	59,947	0.0
1,400		Dai Nippon Toryo Co., Ltd.	22,372	0.0
1,600		Daido Kogyo Co., Ltd.	26,990	0.0
7,900		Daifuku Co., Ltd.	531,912	0.2

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
2,700		Daihatsu Diesel Manufacturing Co., Ltd.	$20,104	0.0
37,000		Daihen Corp.	353,457	0.2
2,600		Daikyo, Inc.	55,114	0.0
53,900		Daikyonishikawa Corp.	880,549	0.4
2,700		Dainichi Co., Ltd.	21,105	0.0
1,600		Daishinku Corp.	24,764	0.0
25,200		Daiwa Industries Ltd.	302,499	0.1
19,000		DCM Holdings Co., Ltd.	188,287	0.1
400		DD Holdings Co. Ltd	15,018	0.0
13,800		Denka Co., Ltd.	551,566	0.3
800		Densan Co. Ltd.	19,155	0.0
13,500		Dip Corp.	431,007	0.2
2,330		Disco Corp.	549,500	0.2
4,500		DKK-Toa Corp.	47,656	0.0
45,800		DMG Mori Co. Ltd.	1,048,742	0.5
17,400		Doutor Nichires Holdings Co., Ltd.	413,354	0.2
4,500		Dowa Holdings Co., Ltd.	187,565	0.1
14,091		DTS Corp.	515,572	0.2
100		Duskin Co., Ltd.	2,598	0.0
2,700		Dvx, Inc.	33,456	0.0
1,500		Elematec Corp.	36,725	0.0
23,700		EPS Holdings, Inc.	576,044	0.3
4,500		Excel Co., Ltd.	110,642	0.1
10,000		Ezaki Glico Co., Ltd.	510,296	0.2
1,600		Faltec Co., Ltd.	21,691	0.0
39,700		Ferrotec Holdings Corp.	1,041,622	0.5
146,200		FIDEA Holdings Co., Ltd.	268,971	0.1
18,300		FJ Next Co. Ltd.	161,101	0.1
8,600		Foster Electric Co., Ltd.	254,712	0.1
11,000		Fuji Furukawa Engineering & Construction Co. Ltd.	39,265	0.0
7,700		Fuji Oil Holdings, Inc.	234,963	0.1
800		Fuji Pharma Co. Ltd.	30,103	0.0
10,027		Fuji Soft, Inc.	345,269	0.2
7,900		Fujikura Kasei Co., Ltd.	50,614	0.0
22,000		Fujikura Ltd.	216,305	0.1
12,500		Fujitsu Frontech Ltd.	213,522	0.1
2,200		FuKoKu Co. Ltd.	22,155	0.0
500		Fukuda Denshi Co., Ltd.	37,968	0.1
3,900		Furukawa Electric Co., Ltd.	214,386	0.1
2,000		Furusato Industries Ltd.	33,654	0.0
700		Fuso Pharmaceutical Industries Ltd.	18,202	0.0
11,800		Future Corp.	127,751	0.1
8,400		G-7 Holdings, Inc.	189,821	0.1
2,400		GL Sciences, Inc.	48,089	0.0
7,400		Grandy House Corp.	38,649	0.0
24,500		H2O Retailing Corp.	496,905	0.2
3,100		Hakudo Co., Ltd.	71,897	0.0
3,900		Haruyama Trading Co., Ltd.	39,126	0.0
22,100		Hitachi Metals Ltd.	301,554	0.1
6,000		Hokko Chemical Industry Co. Ltd.	43,853	0.0
2,400		Honshu Chemical Industry Co. Ltd.	32,030	0.0
3,700		Horiba Ltd.	238,676	0.1
1,000		Hosokawa Micron Corp.	72,960	0.0
900		Housecom Corp.	33,704	0.0
105,300		Ichigo, Inc.	436,944	0.2
18,500		IHI Corp.	621,393	0.3
9,800		IJT Technology Holdings Co. Ltd.	94,937	0.1
21,300		Infocom Corp.	473,493	0.2
11,600		TIS, Inc.	411,576	0.2
52,600		Itoham Yonekyu Holdings, Inc.	483,269	0.2
11,000		Iwaki & Co., Ltd.	48,956	0.0
4,100		Jafco Co., Ltd.	233,343	0.1
16,600	(1)	Jamco Corp.	424,825	0.2
309		Japan Hotel REIT Investment Corp.	228,983	0.1
7,100		JBCC Holdings, Inc.	77,767	0.0
5,000		JCR Pharmaceuticals Co. Ltd.	251,294	0.1
1,000		JFE Systems, Inc.	22,479	0.0
17,400		JGC Corp.	378,161	0.2
7,700		Juki Corp.	146,873	0.1
1,800		Kaga Electronics Co., Ltd.	49,626	0.0
1,600		Kakiyasu Honten Co. Ltd.	49,724	0.0
700		Kamei Corp.	11,425	0.0
7,300		Kanamoto Co., Ltd.	225,757	0.1
60,600		Kanematsu Corp.	829,189	0.4
18,500	(1)	Kanto Denka Kogyo Co., Ltd.	218,383	0.1
11,286		Kawasaki Heavy Industries Ltd.	467,327	0.2
1,200		Kawasumi Laboratories, Inc.	9,782	0.0
4,700		Keihanshin Building Co. Ltd.	38,885	0.0
7,600		Keihin Corp.	158,447	0.1
2,100		KEL Corp.	31,400	0.0
48,000		Kenedix, Inc.	305,859	0.1
13		Kenedix Office Investment Corp.	81,884	0.0
4,100		Kimura Chemical Plants Co., Ltd.	21,906	0.0
2,100		Kimura Unity Co., Ltd.	22,441	0.0
5,700		King Co. Ltd.	32,789	0.0
1,200	(2)	KNT-CT Holdings Co., Ltd.	19,357	0.0
2,400		Kita-Nippon Bank Ltd.	68,392	0.0
1,000		Kitano Construction Corp.	3,837	0.0
72,300	(2)	Kobe Steel Ltd.	752,821	0.3
2,800		Kohsoku Corp.	34,691	0.0
2,200		Komaihal Tec, Inc.	54,707	0.0
1,800		KSK Co. Ltd./Inagi	29,312	0.0
14,000		Kurabo Industries Ltd.	45,401	0.0
2,000		Kyodo Printing Co., Ltd.	63,496	0.0
8,300		Kyowa Leather Cloth Co., Ltd.	75,091	0.0
13,082		Kyudenko Corp.	600,930	0.3
7,800	(1)	Macromill, Inc.	198,684	0.1
29,600		Maeda Corp.	406,841	0.2
2,200	(1)	Maeda Seisakusho Co. Ltd.	26,400	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
24,000		Makino Milling Machine Co., Ltd.	$271,269	0.1
8,900		Mandom Corp.	317,854	0.1
4,000		Marudai Food Co., Ltd.	18,261	0.0
1,000		Maruhachi Holdings Co. Ltd.	9,536	0.0
11,200		Matsumotokiyoshi Holdings Co., Ltd.	460,173	0.2
5,900		Meiwa Corp.	27,264	0.0
2,600		Meiwa Estate Co., Ltd.	21,182	0.0
1,500		Mesco, Inc.	21,943	0.0
1,100		Mie Bank Ltd.	24,403	0.0
1,400		Minori Solutions Co., Ltd.	20,684	0.0
39,500		Mito Securities Co., Ltd.	160,311	0.1
6,000		Mitsui Home Co., Ltd.	39,406	0.0
20,500		Miura Co., Ltd.	585,568	0.3
800		Morishita Jintan Co. Ltd.	21,929	0.0
2,000		Murakami Corp.	63,387	0.1
5,000		Musashi Seimitsu Industry Co., Ltd.	159,921	0.1
2,600	(2)	Muto Seiko Co.	42,713	0.0
1,900		Mutoh Holdings Co., Ltd.	43,344	0.0
1,300		Nadex Co., Ltd.	18,755	0.0
700		Nafco Co., Ltd.	12,895	0.0
1,500		Nagano Bank Ltd.	26,746	0.0
500		Nakakita Seisakusho Co. Ltd.	17,747	0.0
15,800		Nakano Corp.	97,870	0.1
2,600		Nakayamafuku Co., Ltd.	18,504	0.0
11,000		Narasaki Sangyo Co. Ltd.	42,394	0.0
900		NDS Co. Ltd.	33,979	0.0
27,500		Net One systems Co., Ltd.	416,510	0.2
2,000		Nichiden Corp.	40,628	0.0
10,073		Nichireki Co., Ltd.	121,190	0.1
4,940		Nichirin Co. Ltd.	134,695	0.1
57		Nippon Accommodations Fund, Inc.	258,189	0.1
1,000		Nippon Beet Sugar Manufacturing Co., Ltd.	24,769	0.0
400		Nippon Chemiphar Co., Ltd.	17,228	0.0
18,800		Nippon Filcon Co., Ltd./Tokyo	122,880	0.1
2,000		Nippon Seisen Co., Ltd.	99,846	0.1
17,800		Nippon Shinyaku Co., Ltd.	1,220,792	0.5
7,700		Nippon Shokubai Co., Ltd.	548,329	0.2
68,000		Nippon Suisan Kaisha Ltd.	363,032	0.2
2,100		Nippon Systemware Co., Ltd.	49,776	0.0
18,200	(2)	Nippon Yusen KK	457,536	0.2
160,000		Niraku GC Holdings, Inc.	15,282	0.0
58,700		Nissan Tokyo Sales Holdings Co., Ltd.	215,677	0.1
6,100		Nissha Co., Ltd.	158,966	0.1
13,000		Nisshin Fudosan Co.	111,256	0.1
9,000		Nittetsu Mining Co., Ltd.	648,314	0.3
8,000		Nitto Seiko Co., Ltd.	47,522	0.0
3,400		NJS Co. Ltd.	49,675	0.1
1,600		Noritake Co., Ltd.	85,532	0.0
82,100		North Pacific Bank Ltd.	286,503	0.1
2,000		Nozawa Corp.	29,262	0.0
6,000		Oenon Holdings, Inc.	22,480	0.0
2,200		Oita Bank Ltd.	86,799	0.0
8,000		Okura Industrial Co., Ltd.	48,705	0.0
4,000		Onoken Co., Ltd.	71,455	0.0
8,100		Open House Co. Ltd.	475,598	0.2
1,000		Origin Electric Co. Ltd.	16,289	0.0
24,200		Outsourcing, Inc.	458,518	0.2
10,200		Paltac Corp.	452,849	0.2
16,000		Parker Corp.	106,879	0.1
1,500		PCA Corp.	24,139	0.0
45,300		Penta-Ocean Construction Co., Ltd.	349,993	0.2
6,600	(2)	PeptiDream, Inc.	271,221	0.1
25,000		Persol Holdings Co. Ltd	624,635	0.3
16,400		Poletowin Pitcrew Holdings, Inc.	345,163	0.2
28,000		Prima Meat Packers Ltd.	191,614	0.1
1,100		Pro-Ship, Inc.	23,316	0.0
600		Resort Solution Co., Ltd.	25,327	0.0
2,300		Rheon Automatic Machinery Co., Ltd.	46,703	0.0
900		Rhythm Watch Co. Ltd.	18,975	0.0
3,100		Riberesute Corp.	28,035	0.0
22,900		Round One Corp.	424,670	0.2
8,700		Ryobi Ltd.	259,842	0.1
6,700		Saizeriya Co., Ltd.	203,201	0.1
1,100		Sakai Heavy Industries Ltd.	47,665	0.0
700		San Holdings, Inc.	18,760	0.0
16,282		San-Ai Oil Co., Ltd.	237,832	0.1
33,400		San-In Godo Bank Ltd.	346,243	0.2
3,200		Sanko Metal Industrial Co. Ltd.	125,030	0.1
2,000		Sankyo Frontier Co. Ltd.	60,742	0.0
2,800		Sansha Electric Manufacturing Co. Ltd.	43,077	0.0
83,900		Sanwa Holdings Corp.	1,165,577	0.5
3,300		Saxa Holdings, Inc.	63,972	0.0
45,300		Scroll Corp.	211,624	0.1
21,700		Seikitokyu Kogyo Co., Ltd.	127,066	0.1
24,100		Seino Holdings Co. Ltd	400,762	0.2
1,200		Senshu Electric Co. Ltd	35,290	0.0
65,000		Shiga Bank Ltd.	350,689	0.2
1,800		Shimojima Co., Ltd.	19,480	0.0
1,300		Shindengen Electric Manufacturing Co., Ltd.	120,412	0.1
16,400		Shinsei Bank Ltd.	286,747	0.1
21,600		Shinsho Corp.	781,439	0.3
7,500		Ship Healthcare Holdings, Inc.	244,167	0.1
3,100		Shofu, Inc.	42,092	0.0
18,800		Showa Denko KK	874,674	0.4
9,500		Softcreate Holdings Corp.	128,202	0.1
6,100		Soken Chemical & Engineering Co. Ltd.	133,648	0.1
2,700		Solasto Corp.	71,779	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
1,320		Space Co. Ltd.	$18,630	0.0
1,100		SPK Corp.	31,105	0.0
500		Star Flyer, Inc.	19,789	0.0
10,000		Starts Corp., Inc.	279,117	0.1
18,000		SCSK Corp.	829,415	0.4
41,000		Sumitomo Bakelite Co., Ltd.	352,191	0.2
21,500		Sumitomo Forestry Co., Ltd.	370,385	0.2
19,300		Sun Frontier Fudousan Co., Ltd.	243,964	0.1
1,300		Systena Corp.	44,871	0.0
4,200		Tachikawa Corp.	55,269	0.0
16,200		Taiheiyo Cement Corp.	687,513	0.3
3,800		Taiko Bank Ltd.	84,856	0.0
1,300		Taiyo Kagaku Co. Ltd.	20,512	0.0
1,500		Takano Co., Ltd.	15,159	0.0
71,600	(1)	Takara Leben Co., Ltd.	320,563	0.1
100		Takara Printing Co., Ltd.	1,597	0.0
11,700		Takasago Thermal Engineering Co., Ltd.	221,520	0.1
400		Taki Chemical Co., Ltd.	20,711	0.0
10,100		Tatsuta Electric Wire and Cable Co., Ltd.	74,755	0.0
5,500		Tayca Corp.	168,538	0.1
5,700		TechnoPro Holdings, Inc.	313,014	0.1
13,500		Teijin Ltd.	299,316	0.1
4,400		Tigers Polymer Corp.	35,382	0.0
15,200		TOA Road Corp.	602,727	0.3
800		Toba, Inc.	25,082	0.0
46,000		Tochigi Bank Ltd.	191,875	0.1
34,000		Toda Corp.	267,879	0.1
4,000		Togami Electric Manufacturing Co. Ltd.	90,789	0.1
11,890		Tokyo Ohka Kogyo Co., Ltd.	545,865	0.2
14,400		Tokyo Sangyo Co. Ltd.	78,194	0.0
18,000		Tokyo Seimitsu Co., Ltd.	788,148	0.4
88,200		Tokyo Steel Manufacturing Co., Ltd.	782,624	0.4
16,600		Tokyo Tekko Co., Ltd.	300,294	0.1
6,921		Tokyo TY Financial Group, Inc.	191,528	0.1
2,000		Tomoku Co., Ltd.	40,314	0.0
3,400		Tonami Holdings Co., Ltd.	172,858	0.1
30,000		Toshiba Tec Corp.	182,333	0.1
4,800		Towa Bank Ltd.	66,394	0.0
15,800		Toyo Kohan Co., Ltd.	81,406	0.0
20,200		Toyo Machinery & Metal Co., Ltd.	205,306	0.1
28,300		Toyo Tire & Rubber Co., Ltd.	604,360	0.3
2,400		Tsubaki Nakashima Co. Ltd.	68,539	0.0
3,600		Tsubakimoto Kogyo Co., Ltd.	105,864	0.1
5,000		TTK Co. Ltd.	29,304	0.0
5,200		Uchida Yoko Co., Ltd.	160,871	0.1
5,600		Ulvac, Inc.	375,384	0.2
2,400		UNIRITA, Inc.	41,384	0.0
12,200	(2)	UT Group Co. Ltd.	401,788	0.2
13,200	(1)	Utoc Corp.	59,912	0.0
1,200		Waseda Academy Co., Ltd.	19,093	0.0
10,304		Watabe Wedding Corp.	64,761	0.0
1,000		Wood One Co., Ltd.	16,051	0.0
900		Yamaya Corp.	26,546	0.0
13,400		Yamazen Corp.	163,305	0.1
2,500		Yashima Denki Co., Ltd.	21,938	0.0
51,600		Yuasa Trading Co., Ltd.	1,847,134	0.8
2,100		Yushiro Chemical Industry Co., Ltd.	33,592	0.0
800		Yutaka Giken Co., Ltd.	21,024	0.0
25,500		Zenkoku Hosho Co. Ltd.	1,195,323	0.5
1,900		Zero Co. Ltd.	28,310	0.0
			58,425,763	25.4

		Liechtenstein: 0.1%
473		Liechtensteinische Landesbank AG	26,121	0.0
592		VP Bank AG	94,389	0.1
			120,510	0.1

		Luxembourg: 0.7%
230,250		L'Occitane International SA	426,790	0.2
20,299		Reinet Investments SCA	461,203	0.2
6,215	(2)	Stabilus SA	602,491	0.3
4,527		Ternium SA ADR	154,416	0.0
			1,644,900	0.7

		Malaysia: 0.3%
57,500	(3)	AFFIN Holdings Bhd	37,323	0.0
4,300		Batu Kawan Bhd	21,829	0.0
66,800	(2)	Hengyuan Refining Co. Bhd	220,258	0.1
128,700		I-Bhd	17,500	0.0
247,200	(2)	KSL Holdings BHD	65,324	0.1
69,850		Kumpulan Fima BHD	28,135	0.0
20,200		Lingkaran Trans Kota Holdings Bhd	29,748	0.0
192,523	(2)	Lion Industries Corp. Bhd	64,258	0.0
1,600		Malaysian Pacific Industries Bhd	4,303	0.0
27,700		MKH Bhd	12,010	0.0
42,000	(2)	MNRB Holdings Bhd	28,340	0.0
14,200		Oriental Holdings BHD	23,680	0.0
25,600		Tong Herr Resources Bhd	26,797	0.0
85,918		Tropicana Corp. Bhd	20,169	0.0
122,100		Uchi Technologies Bhd	88,652	0.1
53,000		WTK Holdings Bhd	9,435	0.0
			697,761	0.3

		Mexico: 0.1%
158,993	(2)	Grupo Famsa SAB de CV	101,828	0.1
5,584		Rassini SAB de CV	22,754	0.0
			124,582	0.1

		Netherlands: 2.5%
16,478		Advanced Metallurgical Group NV	881,150	0.4
3,458	(2)	ASM International NV	248,857	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
8,004	(2)	ASR Nederland NV	$349,623	0.2
13,520	(2)	BE Semiconductor Industries NV	1,301,133	0.6
7,926	(2),(4)	Euronext NV	536,947	0.2
12,020	(2)	IMCD Group NV	802,950	0.4
4,004		KAS Bank NV	51,460	0.0
1,419		Kendrion NV	74,707	0.0
11,332		Ordina NV	22,455	0.0
8,909	(2),(4)	Philips Lighting NV	350,304	0.2
36,609		Post NL	182,523	0.1
8,830	(2)	Rhi Magnesita NV	570,706	0.2
478,561	(1),(2),(3)	SNS Reaal NV	–	–
4,610	(2)	TKH Group NV	306,464	0.1
			5,679,279	2.5

		New Zealand: 0.2%
5,900		Gentrack Group Ltd.	26,740	0.0
9,568		Hallenstein Glasson Holdings Ltd.	30,038	0.0
10,892		Kathmandu Holdings Ltd.	19,505	0.0
136,059		PGG Wrightson Ltd.	57,166	0.0
93,077		Summerset Group Holdings Ltd.	394,412	0.2
14,950		Warehouse Group Ltd.	22,696	0.0
			550,557	0.2

		Norway: 1.7%
89,215		Subsea 7 SA	1,389,628	0.6
1,408		Aker ASA	80,683	0.1
4,802		Atea ASA	74,501	0.0
8,720		Bonheur ASA	106,895	0.0
51,263		Kongsberg Gruppen ASA	1,044,026	0.5
51,237	(2)	Kvaerner ASA	109,176	0.1
18,462	(4)	Sbanken ASA	190,394	0.1
6,351		Selvaag Bolig ASA	28,052	0.0
7,502		Sparebank 1 Nord Norge	63,303	0.0
59,056		SpareBank 1 SMN	669,550	0.3
10,349		Sparebanken Vest	74,426	0.0
			3,830,634	1.7

		Peru: 0.0%
18,398	(2)	Cia Minera San Ignacio de Morococha SAA	20,309	0.0
217,350	(2)	Refineria La Pampilla SAA Relapasa	23,722	0.0
			44,031	0.0

		Philippines: 0.0%
24,230		Cebu Air, Inc.	46,807	0.0
9,300		Lopez Holdings Corp.	997	0.0
2,770		San Miguel Pure Foods Co., Inc.	33,532	0.0
			81,336	0.0

		Poland: 0.0%
4,112		Grupa Lotos SA	72,865	0.0
29,912	(2)	Impexmetal SA	38,626	0.0
			111,491	0.0

		Qatar: 0.0%
13,944		United Development Co. QSC	65,105	0.0

		Singapore: 1.0%
46,100		800 Super Holdings Ltd.	41,343	0.0
90,600		Breadtalk Group Ltd.	118,541	0.1
58,900		Centurion Corp. Ltd.	23,573	0.0
107,900		China Sunsine Chemical Holdings Ltd.	92,124	0.1
400		Chip Eng Seng Corp. Ltd.	307	0.0
143,900		CSE Global Ltd.	40,039	0.0
10,100		Design Studio Group Ltd.	4,273	0.0
25,500		Elec & Eltek International Co., Ltd.	42,840	0.1
154,000		Fortune Real Estate Investment Trust	194,664	0.1
102,900		Frencken Group Ltd.	53,234	0.0
40,400		GL Ltd.	26,178	0.0
36,600		Ho Bee Investment Ltd.	72,985	0.0
27,800		Hock Lian Seng Holdings Ltd.	10,702	0.0
33,790		Hong Leong Asia Ltd.	29,276	0.0
13,300		Hong Leong Finance Ltd.	27,246	0.0
35,500	(2)	HRnetgroup Ltd.	22,956	0.0
42,200		iFAST Corp. Ltd.	29,888	0.0
302,644		Mapletree Industrial Trust	489,103	0.2
20,300		Micro-Mechanics Holdings Ltd.	35,364	0.0
13,300		Sing Investments & Finance Ltd.	15,816	0.0
210,100		SingHaiyi Group Ltd.	19,059	0.0
79,940		Sunningdale Tech Ltd.	119,938	0.1
134,000		Tai Sin Electric Ltd.	42,392	0.0
83,500	(2)	Tiong Woon Corp. Holding Ltd.	22,279	0.0
15,000		Tuan Sing Holdings Ltd.	5,463	0.0
249,812		UMS Holdings Ltd.	202,912	0.1
29,400		Venture Corp. Ltd.	515,039	0.2
			2,297,534	1.0

		South Africa: 0.6%
18,756		Aeci Ltd.	163,079	0.1
14,785		African Oxygen Ltd.	34,385	0.0
158,675		Alviva Holdings Ltd.	233,467	0.1
9,838		Exxaro Resources Ltd.	118,849	0.1
10,515		Gold Fields Ltd. ADR	45,004	0.0
2,198		Hudaco Industries Ltd.	27,275	0.0
20,236		Hulamin Ltd.	9,224	0.0
44,762		Metair Investments Ltd.	80,370	0.1
3,509		MiX Telematics Ltd. ADR	41,757	0.0
32,074		Raubex Group Ltd.	57,616	0.0
119,149		Telkom SA Ltd.	518,487	0.2
			1,329,513	0.6

		South Korea: 3.0%
697		Asia Cement Co. Ltd.	84,526	0.0
432		Asia Holdings Co., Ltd.	54,412	0.0
10,059	(2)	AUK Corp.	28,683	0.0
785		Bookook Securities Co. Ltd.	20,657	0.0
1,996		Chong Kun Dang Pharmaceutical Corp.	273,888	0.1
50		Dae Han Flour Mills Co. Ltd.	8,124	0.0
20,399		Daewon San Up Co. Ltd.	156,070	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
1,517	(2)	Daeyang Electric Co. Ltd.	$19,673	0.0
4,212		Dongil Industries Co. Ltd.	315,550	0.2
10,144		Douzone Bizon Co. Ltd	455,009	0.2
2,065		GIIR, Inc.	18,255	0.0
17,078		GMB Korea Corp.	172,723	0.1
1,454		GS Home Shopping, Inc.	302,128	0.1
1,245		Hankuk Paper Manufacturing Co. Ltd.	28,215	0.0
3,640		Inzi Controls Co. Ltd.	25,600	0.0
759		Kangnam Jevisco Co., Ltd.	25,588	0.0
3,519		KISCO Corp.	121,765	0.1
4,836		KIWOOM Securities Co. Ltd.	484,481	0.2
7,080		Korea Aerospace Industries Ltd.	349,443	0.2
1,480		Korea Airport Service Co. Ltd.	74,010	0.0
7,832		Korea United Pharm, Inc.	246,068	0.1
3,014		Kwangju Bank Co. Ltd.	35,987	0.0
1,532	(2)	Kyeryong Construction Industrial Co., Ltd.	27,545	0.0
1,996		LF Corp.	63,922	0.0
5,029		LS Industrial Systems Co. Ltd.	324,684	0.2
218		Mi Chang Oil Industrial Co. Ltd.	17,332	0.0
31,287		Nexen Tire Corp.	367,703	0.2
6,574		Poongsan Corp./New	309,522	0.1
2,956		POSCO Coated & Color Steel Co. Ltd.	88,582	0.1
888		S&T Holdings Co. Ltd.	12,929	0.0
843		Sam Jung Pulp Co. Ltd.	33,906	0.0
8,006		Sam Young Electronics Co. Ltd.	102,796	0.1
10,631		Samsung Securities Co. Ltd.	433,366	0.2
1,072		SeAH Special Steel Co. Ltd.	20,028	0.0
1,841		Sejong Industrial Co., Ltd.	15,505	0.0
8,179		SFA Engineering Corp.	295,879	0.1
2,312	(2)	SillaJen, Inc.	231,334	0.1
7,580		SKC Co., Ltd.	321,497	0.1
12,047		SL Corp.	305,288	0.1
126		Taekwang Industrial Co. Ltd.	162,692	0.1
10,609		TES Co. Ltd./Korea	347,963	0.2
4,014		UIL Co. Ltd	25,298	0.0
3,650		Uju Electronics Co. Ltd.	48,299	0.0
4,884		Visang Education, Inc.	58,086	0.0
1,493		YESCO Co. Ltd.	62,497	0.0
4,602		Yoosung Enterprise Co. Ltd.	15,924	0.0
2,353		YuHwa Securities Co. Ltd.	34,705	0.0
			7,028,137	3.0

		Spain: 1.0%
34,872		Bankinter S.A.	400,949	0.2
101,419		FAES FARMA SA	368,940	0.1
11,095		Lar Espana Real Estate Socimi SA	125,491	0.1
63,456		Melia Hotels International SA	896,750	0.4
16,815		Merlin Properties Socimi SA	242,112	0.1
16,020		Papeles y Cartones de Europa SA	239,470	0.1
			2,273,712	1.0

		Sweden: 1.6%
3,403		BioGaia AB	134,524	0.0
15,743		Biotage AB	174,414	0.1
11,756		Cellavision AB	233,891	0.1
27,314		Concentric AB	533,115	0.2
35,651	(4)	Dometic Group AB	385,834	0.2
810		G5 Entertainment AB	37,208	0.0
2,677		Hemfosa Fastigheter AB	36,799	0.0
5,997	(1)	Intrum Justitia AB	222,531	0.1
56,272		KappAhl AB	238,588	0.1
9,388		KNOW IT AB	198,246	0.1
8,748	(2)	Medivir AB	48,070	0.0
156,091		Rottneros AB	137,869	0.1
1,195		Sectra AB	28,723	0.0
86,937	(2)	SSAB AB Class B	452,305	0.2
12,207	(2)	Swedish Orphan Biovitrum AB	214,446	0.1
2,024		Tethys Oil AB	16,276	0.0
2,837		Vitrolife AB	248,323	0.1
17,883		Wihlborgs Fastigheter AB	435,226	0.2
			3,776,388	1.6

		Switzerland: 4.3%
630		Allreal Holding AG	109,586	0.0
116		Barry Callebaut AG	237,409	0.1
2,006		Bobst Group AG	263,051	0.1
21		Carlo Gavazzi Holding AG	7,671	0.0
9,495		Coca-Cola HBC AG	318,989	0.1
1,440		Coltene Holding AG	150,537	0.1
1,343		Feintool International Holding AG	186,137	0.1
5,588	(2),(4)	Galenica AG	282,256	0.1
12,935		GAM Holding Ltd.	242,959	0.1
563		Georg Fischer AG	815,028	0.4
43		Goldbach Group AG	1,628	0.0
302		Helvetia Holding AG	179,920	0.1
7,068		Julius Baer Group Ltd.	485,545	0.2
2,332		Kardex AG	317,215	0.1
1,171	(1),(2)	Lastminute.com NV	19,753	0.0
17,160		Logitech International SA	719,672	0.3
9		Metall Zug AG	36,068	0.0
38,064		OC Oerlikon Corp. AG	679,147	0.3
11,519		Oriflame Holding AG	515,873	0.2
790	(2)	Straumann Holding AG	602,994	0.3
1,961		Swiss Life Holding AG	736,351	0.3
2,649		Swissquote Group Holding SA	130,920	0.1
8,072		Tecan Group AG	1,786,748	0.8
1,218		u-blox Holding AG	255,369	0.1
84		Vetropack Holding AG	168,767	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
11,427	(2),(4)	Wizz Air Holdings PLC	$561,624	0.3
			9,811,217	4.3

		Taiwan: 1.3%
9,000		Advancetek Enterprise Co. Ltd.	5,759	0.0
1,649,000		AU Optronics Corp.	784,320	0.4
53,000		Cheng Uei Precision Industry Co., Ltd.	83,429	0.0
40,000		Chia Chang Co. Ltd.	32,593	0.0
152,000		Compal Electronics, Inc.	113,154	0.1
75,200		Coretronic Corp.	98,820	0.1
42,000		Foxlink Image Technology Co. Ltd.	30,667	0.0
46,000		Froch Enterprise Co. Ltd.	26,540	0.0
214,000		Global Brands Manufacture Ltd.	92,804	0.1
758,000		HannStar Display Corp.	277,251	0.1
18,300		Hotung Investment Holdings Ltd.	28,180	0.0
40,000		IEI Integration Corp.	55,656	0.0
482,000		Innolux Corp.	227,004	0.1
39,000		ITEQ Corp.	83,132	0.0
117,000		Primax Electronics Ltd.	330,871	0.2
14,177		Raydium Semiconductor Corp.	29,039	0.0
14,000		Stark Technology, Inc.	17,504	0.0
154,526		Sunrex Technology Corp.	92,027	0.0
58,000		Sweeten Real Estate Development Co. Ltd.	33,930	0.0
34,000		Taiwan Fire & Marine Insurance Co. Ltd.	24,364	0.0
26,000		Taiwan Surface Mounting Technology Co. Ltd.	27,133	0.0
62,000		UDE Corp.	116,148	0.1
39,000		Wah Lee Industrial Corp.	76,535	0.0
49,000		STATS ChipPAC Taiwan Semiconductor Corp.	49,975	0.0
192,536		Wistron Corp.	161,557	0.1
			2,898,392	1.3

		Thailand: 1.1%
76,200		AAPICO Hitech PCL	80,287	0.0
159,700		Banpu PCL	116,219	0.1
217,000		Cal-Comp Electronics Thailand PCL	21,986	0.0
222,200	(2)	Esso Thailand PCL	134,788	0.1
312,900		Hwa Fong Rubber Thailand PCL	45,556	0.0
183,700		Lanna Resources PCL	111,440	0.1
319,300	(2)	Mermaid Maritime PCL	46,990	0.0
500,000		Raimon Land PCL	15,326	0.0
203,900		Star Petroleum Refining PCL	108,609	0.0
10,900		Thai Rayon PCL	19,924	0.0
1,032,300		Thanachart Capital PCL	1,942,948	0.8
			2,644,073	1.1

		Turkey: 0.1%
423,599		Albaraka Turk Katilim Bankasi AS	180,074	0.1
13,543		Is Yatirim Menkul Degerler A.S.	8,903	0.0
46,726		Iskenderun Demir ve Celik AS	71,521	0.0
			260,498	0.1

		United Arab Emirates: 0.1%
102,811	(2)	Lamprell PLC	116,927	0.1

		United Kingdom: 12.9%
47,001		888 Holdings PLC	188,057	0.1
38,811	(2)	Abcam PLC	677,355	0.3
45,114	(4)	Auto Trader Group PLC	230,659	0.1
198,067		B&M European Value Retail SA	1,169,089	0.5
34,943		Beazley PLC	263,949	0.1
6,786		Bellway PLC	319,904	0.1
6,204	(2)	BTG PLC	65,493	0.0
69,263	(2)	Cairn Energy PLC	203,787	0.1
4,313	(2)	Caretech Holdings PLC	24,097	0.0
22,248		Cineworld Group PLC	162,868	0.1
30,601	(2)	Clinigen Group Plc	477,068	0.2
3,576		Communisis PLC	3,453	0.0
31,164		Computacenter PLC	502,659	0.2
27,010		Consort Medical PLC	458,668	0.2
111,440	(4)	ConvaTec Group PLC	319,850	0.1
35,966		Costain Group PLC	234,394	0.1
124,148		Dart Group PLC	1,205,697	0.5
7,748		Dechra Pharmaceuticals PLC	263,777	0.1
31,847		DS Smith PLC	227,618	0.1
43,706		Electrocomponents Plc	380,272	0.2
110,440		Elementis PLC	453,883	0.2
61,092	(2)	EI Group PLC	116,581	0.1
92,728		Fenner Plc	624,331	0.3
14,724		Ferroglobe PLC	212,909	0.1
7,655		Fidessa Group PLC	255,964	0.1
14,872		Finsbury Food Group PLC	24,389	0.0
4,270		Focusrite PLC	21,523	0.0
6,284		Games Workshop Group PLC	209,229	0.1
12,424		Genus PLC	426,893	0.2
32,767		Gocompare.Com Group PLC	53,968	0.0
57,159		Grainger PLC	234,688	0.1
16,240		Greggs PLC	304,140	0.1
16,007		Hansteen Holdings PLC	32,273	0.0
590		Hargreaves Services PLC	2,924	0.0
429,511		Hays PLC	1,233,044	0.5
2,445		Headlam Group PLC	19,961	0.0
28,857		Hikma Pharmaceuticals PLC	396,843	0.2
26,096		Hill & Smith Holdings PLC	444,258	0.2
2,695		Hilton Food Group PLC	32,525	0.0
80,028	(2)	Hunting PLC	698,137	0.3
136,468	(4)	Ibstock PLC	498,446	0.2
2,009		IG Group Holdings PLC	22,059	0.0
2,106	(2)	IMImobile PLC	7,326	0.0
91,141	(2)	Indivior PLC	520,707	0.2
27,077		Inland Homes PLC	24,797	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
26,082		Intermediate Capital Group PLC	$428,840	0.2
80,717		Investec PLC - INP - ZAR	634,244	0.3
39,598		Investec PLC - INVP - GBP	307,647	0.1
4,768		J D Wetherspoon PLC	85,232	0.1
8,129		James Fisher & Sons PLC	174,184	0.1
98,062		JD Sports Fashion PLC	509,872	0.2
10,345	(2)	Johnson Service Group PLC	20,564	0.0
60,156		Jupiter Fund Management PLC	505,371	0.2
108,606		Just Group PLC	226,372	0.1
6,152		Kainos Group PLC	30,572	0.0
48,765		Keller Group PLC	691,005	0.3
31,371		Kier Group PLC	469,028	0.2
55,634		Lancashire Holdings Ltd.	519,767	0.2
111,954		London & Stamford Property PLC	284,852	0.1
8,035		LSL Property Services PLC	32,172	0.0
742		Luxfer Holdings PLC	10,729	0.0
37,142		Mcbride PLC	93,870	0.1
14,095	(2)	Microgen PLC	84,554	0.0
3,026		Millennium & Copthorne Hotels PLC	23,011	0.0
96,899		Moneysupermarket.com Group PLC	465,955	0.2
6,137		Morgan Sindall PLC	109,966	0.1
63,666		National Express Group PLC	331,520	0.2
52,442		NEX Group PLC	441,546	0.2
34,234		Northgate PLC	197,345	0.1
206,565		Pendragon PLC	66,577	0.0
80,457		Polypipe Group PLC	452,149	0.2
78,282		QinetiQ PLC	228,855	0.1
2,994		Quixant PLC	18,810	0.0
45,369		Redrow PLC	385,859	0.2
212,939		Rentokil Initial PLC	898,186	0.4
143,123		Restaurant Group PLC	515,755	0.2
18,086		RPC Group PLC	218,499	0.1
55,382		Safestore Holdings PLC	392,556	0.2
48,393		Sanne Group PLC	509,147	0.2
45,164		Savills PLC	656,651	0.3
40,357		Severfield PLC	47,384	0.0
35,734		Softcat PLC	266,876	0.1
21,050		Speedy Hire PLC	16,379	0.0
7,885		SSP Group PLC	68,229	0.0
3,420	(2)	Staffline Group PLC	50,501	0.0
66,387		Stock Spirits Group PLC	286,549	0.1
62,477		Synthomer PLC	420,476	0.2
41,958		Tate & Lyle PLC	382,476	0.2
864	(2)	Tribal Group PLC	979	0.0
9,186		Trinity Mirror PLC	9,782	0.0
35,513		TP ICAP PLC	267,228	0.1
131,317		Tyman PLC	661,899	0.3
4,125		U & I Group PLC	11,889	0.0
19,038		Ultra Electronics Holdings PLC	411,862	0.2
29,367		Unite Group PLC	332,323	0.2
36,615		Vertu Motors PLC	23,265	0.0
39,671		Vesuvius PLC	339,211	0.2
72,190		Virgin Money Holdings UK PLC	286,274	0.1
168		Vitec Group PLC	2,650	0.0
182,725		Volution Group PLC	568,178	0.3
20,089		XLMedia PLC	55,335	0.0
3,585		YouGov PLC	17,968	0.0
			29,799,487	12.9

		United States: 0.2%
2,770	(2)	Nova Measuring Instruments Ltd.	75,122	0.0
59,114	(2)	Pieris Pharmaceuticals, Inc.	445,129	0.2
			520,251	0.2

	Total Common Stock (Cost $170,283,067)		224,614,922	97.5

EXCHANGE-TRADED FUNDS: 0.2%
9,619		Vanguard FTSE Developed Markets ETF	451,997	0.2

	Total Exchange-Traded Funds (Cost $441,774)		451,997	0.2

PREFERRED STOCK: 0.7%
		Brazil: 0.0%
2,158		Cia de Gas de Sao Paulo	41,013	0.0

		Germany: 0.7%
13,596		Draegerwerk AG & Co. KGaA	1,325,453	0.6
381		Einhell Germany AG	44,370	0.0
50		KSB SE & Co. KGaA	30,618	0.0
225		STO AG	35,757	0.0
6,622		Villeroy & Boch AG	156,471	0.1
			1,592,669	0.7

		South Africa: 0.0%
776		Absa Bank Ltd.	44,413	0.0

	Total Preferred Stock (Cost $910,614)		1,678,095	0.7

RIGHTS: 0.0%
		South Korea: 0.0%
101	(2)	Asia Cement Co. Ltd.	2,508	0.0

	Total Rights (Cost $–)		2,508	0.0

	Total Long-Term Investments (Cost $171,635,455)		226,747,522	98.4

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateral(5): 2.4%
274,640	Bank of Nova Scotia, Repurchase Agreement dated 01/31/18, 1.32%, due 02/01/18 (Repurchase Amount $274,650, collateralized by various U.S. Government Securities, 0.000%-6.625%, Market Value plus accrued interest $280,143, due 02/28/18-09/09/49)	$274,640	0.1
1,305,525	BNP Paribas S.A., Repurchase Agreement dated 01/31/18, 0.00%-1.33%, due 02/01/18 (Repurchase Amount $1,305,573, collateralized by various U.S. Government/U.S. Government Agency Oblig., 0.000%-9.125%, Market Value plus accrued interest $1,331,635, due 03/31/18-01/15/53)	1,305,525	0.6
1,305,525	Cantor Fitzgerald Securities, Repurchase Agreement dated 01/31/18, 1.35%, due 02/01/18 (Repurchase Amount $1,305,573, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,331,636, due 02/25/18-09/01/49)	1,305,525	0.6
1,305,525	Daiwa Capital Markets, Repurchase Agreement dated 01/31/18, 1.35%, due 02/01/18 (Repurchase Amount $1,305,573, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,331,600, due 02/15/18-12/01/51)	1,305,525	0.5
1,305,525	RBC Dominion Securities Inc., Repurchase Agreement dated 01/31/18, 1.34%, due 02/01/18 (Repurchase Amount $1,305,573, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.375%-5.000%, Market Value plus accrued interest $1,331,636, due 03/31/19-09/09/49)	$1,305,525	0.6
		5,496,740	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
3,390,057	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
	(Cost $3,390,057)	3,390,057	1.5

	Total Short-Term Investments (Cost $8,886,797)	8,886,797	3.9

	Total Investments in Securities (Cost $180,522,252)	$235,634,319	102.3
	Liabilities in Excess of Other Assets	(5,240,269)	(2.3)
	Net Assets	$230,394,050	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of January 31, 2018.

Sector Diversification	Percentage of Net Assets
Industrials	26.1%
Consumer Discretionary	13.8
Information Technology	13.2
Materials	11.2
Health Care	10.8
Financials	9.1
Real Estate	5.4
Energy	3.9
Consumer Staples	3.2
Telecommunication Services	0.8%
Utilities	0.7
Exchange-Traded Funds	0.2
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(2.3)
Net Assets	100.0%

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$981,836	$8,411,726	$–	$9,393,562
Austria	953,962	1,115,612	–	2,069,574
Belgium	2,345,522	766,787	–	3,112,309
Bermuda	276,900	–	–	276,900
Brazil	325,437	–	–	325,437
Canada	15,924,258	–	–	15,924,258
China	1,694,476	2,633,121	–	4,327,597
Denmark	487,922	733,894	–	1,221,816
Finland	244,209	1,299,851	–	1,544,060
France	4,004,855	11,530,278	–	15,535,133
Germany	2,984,256	10,718,188	–	13,702,444
Hong Kong	1,094,453	4,108,533	–	5,202,986
India	397,972	247,250	–	645,222
Indonesia	99,128	134,519	–	233,647
Ireland	1,047,271	749,970	–	1,797,241
Israel	1,729,113	810,551	–	2,539,664
Italy	4,643,971	7,987,023	–	12,630,994
Japan	1,790,644	56,635,119	–	58,425,763
Liechtenstein	120,510	–	–	120,510
Luxembourg	1,042,409	602,491	–	1,644,900
Malaysia	340,355	320,083	37,323	697,761
Mexico	124,582	–	–	124,582
Netherlands	22,455	5,656,824	–	5,679,279
New Zealand	493,391	57,166	–	550,557
Norway	2,113,418	1,717,216	–	3,830,634
Peru	44,031	–	–	44,031
Philippines	80,339	997	–	81,336
Poland	38,626	72,865	–	111,491
Qatar	65,105	–	–	65,105
Singapore	828,378	1,469,156	–	2,297,534
South Africa	1,329,513	–	–	1,329,513
South Korea	2,180,768	4,847,369	–	7,028,137
Spain	125,491	2,148,221	–	2,273,712
Sweden	1,716,080	2,060,308	–	3,776,388
Switzerland	811,067	9,000,150	–	9,811,217
Taiwan	311,876	2,586,516	–	2,898,392
Thailand	272,533	2,371,540	–	2,644,073
Turkey	71,521	188,977	–	260,498
United Arab Emirates	116,927	–	–	116,927
United Kingdom	15,317,436	14,482,051	–	29,799,487
United States	520,251	–	–	520,251
Total Common Stock	69,113,247	155,464,352	37,323	224,614,922
Exchange-Traded Funds	451,997	–	–	451,997
Preferred Stock	165,553	1,512,542	–	1,678,095
Rights	–	2,508	–	2,508
Short-Term Investments	3,390,057	5,496,740	–	8,886,797
Total Investments, at fair value	$73,120,854	$162,476,142	$37,323	$235,634,319
Other Financial Instruments+
Forward Foreign Currency Contracts	–	353	–	353
Total Assets	$73,120,854	$162,476,495	$37,323	$235,634,672

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(663)	$–	$(663)
Total Liabilities	$–	$(663)	$–	$(663)

(1)	For the period ended January 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2018, securities valued at $10,045,060 and $15,120,945 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, certain securities valued at $34,770 transferred from Level 1 to Level 3 due to significant unobservable inputs.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2018, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	205,773	USD	157,009	Bank of America N.A.	02/02/18	$(146)
USD	93,781	JPY	10,199,508	Bank of America N.A.	02/02/18	353
JPY	1,533,592	USD	14,053	Bank of America N.A.	02/05/18	(19)
JPY	1,545,458	USD	14,176	BNP Paribas	02/01/18	(20)
JPY	4,388,124	USD	40,344	Credit Suisse International	02/05/18	(187)
JPY	6,209,385	USD	57,170	HSBC Bank USA N.A.	02/02/18	(291)
						$(310)

Currency Abbreviations
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$353
Total Asset Derivatives		$353

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	663
Total Liability Derivatives		$663

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2018:

	Bank of America N.A.	BNP Paribas	Credit Suisse International	HSBC Bank USA N.A.	Totals
Assets:
Forward foreign currency contracts	$353	$-	$-	$-	$353
Total Assets	$353	$-	$-	$-	$353

Liabilities:
Forward foreign currency contracts	$165	$20	$187	$291	$663
Total Liabilities	$165	$20	$187	$291	$663

Net OTC derivative instruments by counterparty, at fair value	$188	$(20)	$(187)	$(291)	$(310)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$188	$(20)	$(187)	$(291)	$(310)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $181,518,900.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$62,181,374
Gross Unrealized Depreciation	(7,694,916)

Net Unrealized Appreciation	$54,486,458

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 1.5%
900,000	(1)	Detsky Mir PJSC	$1,480,972	1.5

		Consumer Staples: 7.4%
33,948	(1)	Magnit OJSC	3,218,873	3.3
40,000		Magnit PJSC GDR	897,728	0.9
82,000	(1)	X5 Retail Group N.V. GDR	3,143,880	3.2
			7,260,481	7.4

		Energy: 35.7%
600,000	(1)	Gazprom Neft JSC	2,978,710	3.0
110,000		Gazprom Neft PJSC ADR	2,722,500	2.8
1,100,000		Gazprom PJSC	2,804,635	2.9
180,000		KazMunaiGas Exploration Production GDR	2,475,000	2.5
170,000		Lukoil PJSC ADR	11,194,500	11.5
44,300		Novatek PJSC GDR	5,903,403	6.0
72,500		Tatneft PJSC ADR	4,393,500	4.5
1,635,520	(1)	TMK PJSC	2,415,377	2.5
			34,887,625	35.7

		Financials: 22.9%
240,000	(1)	Halyk Savings Bank of Kazakhstan JSC GDR	3,108,000	3.2
750,000	(1)	Sberbank of Russia PJSC	3,524,634	3.6
700,000		Sberbank PAO ADR	14,168,000	14.5
67,400	(1)	TBC Bank Group PLC	1,572,478	1.6
			22,373,112	22.9

		Industrials: 1.8%
735,000	(1)	Aeroflot - Russian Airlines PJSC	1,742,930	1.8

		Information Technology: 5.6%
18,450	(1)	EPAM Systems, Inc.	2,167,506	2.2
60,000	(1)	Mail.ru Group Ltd. GDR	1,970,149	2.0
34,800	(1)	Yandex NV	1,347,804	1.4
			5,485,459	5.6

		Materials: 10.6%
1,725,000	(1)	Alrosa AO	2,500,603	2.6
220,000	(1)	Kinross Gold Corp.	955,122	1.0
140,000		MMC Norilsk Nickel PJSC ADR	2,885,400	2.9
250,000		PhosAgro OJSC GDR	3,981,963	4.1
			10,323,088	10.6

		Real Estate: 1.4%
420,000		Etalon Group PLC GDR	1,344,000	1.4

		Telecommunication Services: 5.4%
260,000	(1)	Mobile TeleSystems PJSC	1,429,345	1.5
221,500		Mobile TeleSystems PJSC ADR	2,689,010	2.7
255,000		Sistema PJSC FC GDR	1,148,010	1.2
			5,266,365	5.4

		Utilities: 3.9%
14,000,000		Inter RAO UES PJSC	941,567	1.0
221,000,000		RusHydro PJSC	2,854,639	2.9
			3,796,206	3.9

	Total Common Stock (Cost $60,505,186)		93,960,238	96.2

PREFERRED STOCK: 3.4%
		Energy: 3.4%
459,626	(1)	Tatneft	3,344,185	3.4

	Total Preferred Stock (Cost $1,400,641)		3,344,185	3.4

	Total Long-Term Investments (Cost $61,905,827)		97,304,423	99.6

SHORT-TERM INVESTMENTS: 0.7%
		Mutual Funds: 0.7%
690,796	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.220%
		(Cost $690,796)	690,796	0.7

	Total Short-Term Investments (Cost $690,796)		690,796	0.7

	Total Investments in Securities (Cost $62,596,623)		$97,995,219	100.3
	Liabilities in Excess of Other Assets		(295,058)	(0.3)
	Net Assets		$97,700,161	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of January 31, 2018.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the assets and liabilities:1

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$1,480,972	$–	$1,480,972
Consumer Staples	3,143,880	4,116,601	–	7,260,481
Energy	20,785,500	14,102,125	–	34,887,625
Financials	17,276,000	5,097,112	–	22,373,112
Industrials	–	1,742,930	–	1,742,930
Information Technology	3,515,310	1,970,149	–	5,485,459
Materials	3,840,522	6,482,566	–	10,323,088
Real Estate	1,344,000	–	–	1,344,000
Telecommunication Services	3,837,020	1,429,345	–	5,266,365
Utilities	–	3,796,206	–	3,796,206
Total Common Stock	53,742,232	40,218,006	–	93,960,238
Preferred Stock	–	3,344,185	–	3,344,185
Short-Term Investments	690,796	–	–	690,796
Total Investments, at fair value	$54,433,028	$43,562,191	$–	$97,995,219

1	For the period ended January 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2018, securities valued at $1,819,027 and $2,294,057 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $63,303,503.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$38,550,021
Gross Unrealized Depreciation	(3,857,800)

Net Unrealized Appreciation	$34,692,221

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 28, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 28, 2018